UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08004

AMG FUNDS IV

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (203) 299-3500

Date of fiscal year end:	OCTOBER 31

Date of reporting period:	NOVEMBER 1, 2019 – APRIL 30, 2020 (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2020

AMG Funds IV
Class N, I, & Z Shares

Equity Fixed Income International

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary or, if you invest directly with the Funds, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1.800.548.4539 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Funds.

amgfunds.com	043020 SAR082

AMG Funds
Semi-Annual Report — April 30, 2020 (unaudited)

TABLE OF CONTENTS			PAGE
ABOUT YOUR FUND’S EXPENSES			2

FUND PERFORMANCE			4

AMG River Road Focused Absolute Value Fund	7	AMG River Road Small Cap Value Fund	25

AMG Managers Montag & Caldwell Growth Fund	10	AMG Managers Silvercrest Small Cap Fund	29

AMG River Road Dividend All Cap Value Fund	13	AMG Managers DoubleLine Core Plus Bond Fund	32

AMG Managers Fairpointe Mid Cap Fund	16	AMG River Road Long-Short Fund	58

AMG Managers LMCG Small Cap Growth Fund	19	AMG Managers Pictet International Fund	62

AMG River Road Small-Mid Cap Value Fund	22

FINANCIAL STATEMENTS

Statement of Assets and Liabilities			66

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations			72

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets			75

Detail of changes in assets for the past two fiscal periods

Financial Highlights			79

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements			110

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM			125

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2020	Expense Ratio for the Period	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Expenses Paid During the Period*
AMG River Road Focused Absolute Value Fund

Based on Actual Fund Return

Class N	1.00%	$1,000	$809	$4.50

Class I	0.75%	$1,000	$810	$3.38

Class Z	0.71%	$1,000	$810	$3.19

Based on Hypothetical 5% Annual Return

Class N	1.00%	$1,000	$1,020	$5.02

Class I	0.75%	$1,000	$1,021	$3.77

Class Z	0.71%	$1,000	$1,021	$3.57
AMG Managers Montag & Caldwell Growth Fund

Based on Actual Fund Return

Class N	1.16%	$1,000	$1,025	$5.84

Class I	0.99%	$1,000	$1,027	$4.99

Based on Hypothetical 5% Annual Return

Class N	1.16%	$1,000	$1,019	$5.82

Class I	0.99%	$1,000	$1,020	$4.97
AMG River Road Dividend All Cap Value Fund

Based on Actual Fund Return

Class N	1.13%	$1,000	$809	$5.08

Class I	0.86%	$1,000	$810	$3.87

Class Z	0.81%	$1,000	$810	$3.65

Based on Hypothetical 5% Annual Return

Class N	1.13%	$1,000	$1,019	$5.67

Class I	0.86%	$1,000	$1,021	$4.32

Class Z	0.81%	$1,000	$1,021	$4.07

Six Months Ended April 30, 2020	Expense Ratio for the Period	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Expenses Paid During the Period*
AMG Managers Fairpointe Mid Cap Fund

Based on Actual Fund Return

Class N	1.14%	$1,000	$821	$5.16

Class I	0.90%	$1,000	$822	$4.08

Class Z	0.82%	$1,000	$822	$3.72

Based on Hypothetical 5% Annual Return

Class N	1.14%	$1,000	$1,019	$5.72

Class I	0.90%	$1,000	$1,020	$4.52

Class Z	0.82%	$1,000	$1,021	$4.12
AMG Managers LMCG Small Cap Growth Fund**

Based on Actual Fund Return

Class N	1.30%	$1,000	$965	$6.35

Class I	1.10%	$1,000	$966	$5.38

Based on Hypothetical 5% Annual Return

Class N	1.30%	$1,000	$1,018	$6.52

Class I	1.10%	$1,000	$1,019	$5.52
AMG River Road Small-Mid Cap Value Fund

Based on Actual Fund Return

Class N	1.34%	$1,000	$781	$5.93

Class I	1.08%	$1,000	$783	$4.79

Class Z	1.03%	$1,000	$782	$4.56

Based on Hypothetical 5% Annual Return

Class N	1.34%	$1,000	$1,018	$6.72

Class I	1.08%	$1,000	$1,019	$5.42

Class Z	1.03%	$1,000	$1,020	$5.17

2

About Your Fund’s Expenses (continued)

Six Months Ended April 30, 2020	Expense Ratio for the Period	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Expenses Paid During the Period*
AMG River Road Small Cap Value Fund

Based on Actual Fund Return

Class N	1.36%	$1,000	$788	$6.05

Class I	1.09%	$1,000	$788	$4.85

Class Z	1.01%	$1,000	$790	$4.49

Based on Hypothetical 5% Annual Return

Class N	1.36%	$1,000	$1,018	$6.82

Class I	1.09%	$1,000	$1,019	$5.47

Class Z	1.01%	$1,000	$1,020	$5.07
AMG Managers Silvercrest Small Cap Fund

Based on Actual Fund Return

Class N	1.40%	$1,000	$786	$6.22

Class I	1.15%	$1,000	$787	$5.11

Class Z	1.08%	$1,000	$787	$4.80

Based on Hypothetical 5% Annual Return

Class N	1.40%	$1,000	$1,018	$7.02

Class I	1.15%	$1,000	$1,019	$5.77

Class Z	1.08%	$1,000	$1,019	$5.42
AMG Managers DoubleLine Core Plus Bond Fund

Based on Actual Fund Return

Class N	0.94%	$1,000	$973	$4.61

Class I	0.69%	$1,000	$973	$3.39

Class Z	0.61%	$1,000	$975	$2.99

Based on Hypothetical 5% Annual Return

Class N	0.94%	$1,000	$1,020	$4.72

Class I	0.69%	$1,000	$1,021	$3.47

Class Z	0.61%	$1,000	$1,022	$3.07
AMG River Road Long-Short Fund***

Based on Actual Fund Return

Class N	1.45%	$1,000	$946	$7.02

Class I	1.20%	$1,000	$947	$5.81

Class Z	1.12%	$1,000	$948	$5.42

Based on Hypothetical 5% Annual Return

Class N	1.45%	$1,000	$1,018	$7.27

Class I	1.20%	$1,000	$1,019	$6.02

Class Z	1.12%	$1,000	$1,019	$5.62

Six Months Ended April 30, 2020	Expense Ratio for the Period	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Expenses Paid During the Period*
AMG Managers Pictet International Fund

Based on Actual Fund Return

Class N	1.30%	$1,000	$795	$5.80

Class I	1.02%	$1,000	$795	$4.55

Class Z	0.92%	$1,000	$795	$4.11

Based on Hypothetical 5% Annual Return

Class N	1.30%	$1,000	$1,018	$6.52

Class I	1.02%	$1,000	$1,020	$5.12

Class Z	0.92%	$1,000	$1,020	$4.62

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

**

Excludes interest expense of 0.01% for Class N and Class I, respectively. If included, your actual and hypothetical expenses paid during the period would be $6.40 and $5.43 and $6.57 and $5.57 for Class N and Class I, respectively.

***

Excludes interest expense and dividends on short positions. If included, your annualized expense ratios would be 3.01%, 2.76% and 2.68% for Class N, Class I and Class Z, respectively, and your actual and hypothetical expenses paid during the period would be $14.56, $13.36 and $12.98, and $15.04, $13.75 and $13.40 for Class N, Class I and Class Z, respectively.

3

Fund Performance (unaudited)
Periods ended April 30, 2020

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2020.

Average Annual Total Returns[1]	Six Months*		One Year		Five Years		Ten Years	Since Inception		Inception Date
AMG River Road Focused Absolute Value Fund[2,3,4,5,6,7,8,9,10,11]
Class N	(19.08%	)	(15.19%	)	—		—	5.66%		11/03/15
Class I	(18.99%	)	(14.98%	)	—		—	5.91%		11/03/15
Class Z	(19.04%	)	(14.96%	)	—		—	(0.39%	)	09/29/17
Russell 3000® Value Index[23]	(14.31%	)	(11.89%	)	—		—	4.35%		11/03/15	†
AMG Managers Montag & Caldwell Growth Fund[6,11,12]
Class N	2.51%		8.93%		9.80%		10.39%	9.30%		11/02/94
Class I	2.65%		9.10%		10.04%		10.65%	8.22%		06/28/96
Russell 1000® Growth Index[24]	6.09%		10.84%		13.34%		14.41%	9.83%		11/02/94	†
AMG River Road Dividend All Cap Value Fund[2,3,6,8,9,10,11,13]
Class N	(19.13%	)	(16.45%	)	1.62%		7.04%	6.19%		06/28/05
Class I	(19.01%	)	(16.21%	)	1.87%		7.32%	4.69%		06/28/07
Class Z	(18.99%	)	(16.16%	)	—		—	(3.13%	)	09/29/17
Russell 3000® Value Index[23]	(14.31%	)	(11.89%	)	3.67%		8.31%	5.97%		06/28/05	†
AMG Managers Fairpointe Mid Cap Fund[2,3,6,9,11,12,14]
Class N	(17.89%	)	(24.16%	)	(2.71%	)	5.65%	9.90%		09/19/94
Class I	(17.78%	)	(23.97%	)	(2.47%	)	5.91%	6.76%		07/06/04
Class Z	(17.77%	)	(23.93%	)	—		—	(9.30%	)	09/29/17
S&P MidCap 400® Index[25]	(15.02%	)	(14.94%	)	3.58%		8.86%	10.65%		09/19/94	†
Russell Midcap® Index[26]	(11.63%	)	(10.00%	)	4.81%		9.83%	10.16%		09/19/94	†
AMG Managers LMCG Small Cap Growth Fund[2,3,4,6,8,11,12,15]
Class N	(3.47%	)	(13.07%	)	1.31%		—	8.22%		11/03/10
Class I	(3.40%	)	(12.93%	)	1.53%		—	6.42%		06/01/11
Russell 2000® Growth Index[27]	(7.62%	)	(9.22%	)	5.19%		—	10.07%		11/03/10	†
AMG River Road Small-Mid Cap Value Fund[2,3,6,8,9,11]
Class N	(21.91%	)	(19.87%	)	4.64%		7.45%	4.93%		03/29/07
Class I	(21.74%	)	(19.64%	)	4.91%		7.73%	4.90%		06/28/07
Class Z	(21.84%	)	(19.64%	)	—		—	(2.77%	)	09/29/17
Russell 2500® Value Index[28]	(21.89%	)	(21.90%	)	0.61%		6.37%	4.05%		03/29/07	†
Russell 2000® Value Index[29]	(23.44%	)	(23.84%	)	0.30%		5.30%	3.18%		03/29/07	†
AMG River Road Small Cap Value Fund[2,3,6,8,9,11]
Class N	(21.16%	)	(19.62%	)	4.03%		6.64%	6.17%		06/28/05
Class I	(21.16%	)	(19.46%	)	4.29%		6.90%	4.45%		12/13/06
Class Z	(21.04%	)	(19.34%	)	—		—	(2.81%	)	09/29/17
Russell 2000® Value Index[28]	(23.44%	)	(23.84%	)	0.30%		5.30%	4.60%		06/28/05	†

* Not annualized.
† Date reflects the inception date of the Fund, not the index.

[1]  Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2020. All returns are in U.S. dollars ($).

[2]  The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[3]  The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[4] Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.
[5] A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

[6]  Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[7]  The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[8] The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.

4

Fund Performance
Periods ended April 30, 2020 (continued)

Average Annual Total Returns[1]	Six Months*		One Year		Five Years		Ten Years	Since Inception		Inception Date
AMG Managers Silvercrest Small Cap Fund[2,3,8,9,11]
Class N	(21.45%	)	(21.25%	)	0.90%		—	6.57%		12/27/11
Class I	(21.34%	)	(21.04%	)	1.16%		—	6.84%		12/27/11
Class Z	(21.30%	)	(21.00%	)	—		—	(8.25%	)	09/29/17
Russell 2000® Value Index[28]	(23.44%	)	(23.84%	)	0.30%		—	6.27%		12/27/11	†

Russell 2000® Index[30]	(15.47%	)	(16.39%	)	2.88%		—	8.45%		12/27/11	†
AMG Managers DoubleLine Core Plus Bond Fund[4,6,7,14,16,17,18,19,20,21]
Class N	(2.69%	)	1.28%		2.13%		—	3.81%		07/18/11
Class I	(2.67%	)	1.54%		2.37%		—	4.06%		07/18/11
Class Z	(2.53%	)	1.62%		—		—	2.04%		09/29/17
Bloomberg Barclays U.S. Aggregate Bond Index[31]	4.86%		10.84%		3.80%		—	3.66%		07/18/11	†
AMG River Road Long-Short Fund[4,5,6,8,9,10,11,14,22]
Class N	(5.41%	)	(2.19%	)	3.33%		—	4.67%		05/04/11
Class I	(5.31%	)	(1.99%	)	3.58%		—	4.04%		03/04/13
Class Z	(5.22%	)	(1.91%	)	—		—	2.68%		09/29/17
Russell 3000® Index[32]	(4.33%	)	(1.04%	)	8.33%		—	10.63%		05/04/11	†

50% Russell 3000® Index/50% ICE BofA Merrill Lynch U.S. T-Bill (0-3 mo) Index[33]	(0.62%	)	1.78%		5.14%		—	5.94%		05/04/11	†
AMG Managers Pictet International Fund[2,3,5,6,7,15]
Class N	(20.50%	)	(19.49%	)	(1.45%	)	—	(1.16%	)	04/14/14
Class I	(20.50%	)	(19.41%	)	(1.21%	)	—	(0.90%	)	04/14/14
Class Z	(20.46%	)	(19.28%	)	—		—	(8.83%	)	09/29/17
MSCI EAFE Index[34,35]	(14.21%	)	(11.34%	)	(0.17%	)	—	0.55%		04/14/14	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

[9] The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

 [10]  Investing in PTPs (including master limited partnerships) involves risks in addition to those typically associated with publicly traded companies. PTPs are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies. PTPs are also subject to capital markets risk. PTPs may lose their partnership status for tax purposes. The Fund’s status as a regulated investment company may be jeopardized if it does not appropriately limit such investments in PTPs or if such investments are recharacterized for tax purposes.

 [11]  Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

 [12]  The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[13] An issuer of a security may be unwilling or unable to pay income on a security. Common stocks do not assure dividend payments and are paid only when declared by an issuer’s board of directors.
[14] The Fund may invest in derivatives, such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

 [15]  Investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.

 [16]  The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[17] To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.

5

Fund Performance
Periods ended April 30, 2020 (continued)

[18]  Bank loans are subject to the credit risk of nonpayment of principal or interest.

[19]  High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.

[20]  Factors unique to the municipal bond market may negatively affect the value in municipal bonds.

[21]  Obligations of certain government agencies are not backed by the full faith and credit of the U.S. government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. government would provide financial support. Additionally, debt securities of the U.S. government may be affected by changing interest rates and subject to prepayment risk.

[22]  The Fund may suffer significant losses on assets that it sells short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short.

[23]  The Russell 3000® Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 3000® Value Index is unmanaged, is not available for investment and does not incur expenses.

[24]  The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 1000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

[25]  The S&P MidCap 400® Index provides investors with a benchmark for mid-sized companies. The Index, which is distinct from the large-cap S&P 500®, measures the performance of mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment. Unlike the Fund, the S&P MidCap 400® Index is unmanaged, is not available for investment and does not incur expenses.

[26]  The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index. Unlike the Fund, the Russell Midcap® Index is unmanaged, is not available for investment and does not incur expenses.

[27]  The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

[28]  The Russell 2500® Value Index measures the performance of the Russell 2500® companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2500® Value Index is unmanaged, is not available for investment and does not incur expenses.

[29]  The Russell 2000® Value Index is an unmanaged, market-value weighted, value-oriented index comprised of small stocks that have relatively low price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2000® Value Index is unmanaged, is not available for investment and does not incur expenses.

[30]  The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment and does not incur expenses.

[31]  The Bloomberg Barclays U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Bloomberg Barclays U.S. Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

[32]  The Russell 3000® Index is composed of the 3,000 largest U.S. companies as measured by market capitalization, and represents about 98% of the U.S. stock market. Unlike the Fund, the indices are unmanaged, are not available for investment and do not incur expenses.

[33]  The secondary benchmark is composed of 50% Russell 3000® Index and 50% ICE BofAML 0-3 Month U.S. Treasury Bill Index. The ICE BofAML 0-3 Month U.S. Treasury Bill Index is a subset of The Bank of America Merrill Lynch 0-1 Year US Treasury Index including all securities with a remaining term to final maturity less than 3 months. Unlike the Fund, the indices are unmanaged, are not available for investment and do not incur expenses.

[34]  The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI EAFE Index is unmanaged, is not available for investment and does not incur expenses.

[35]  All MSCI data is provided “as is.” The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.

The Russell Indices are a trademark of London Stock Exchange Group companies.

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Not FDIC insured, nor bank guaranteed. May lose value.

6

AMG River Road Focused Absolute Value Fund
Fund Snapshots (unaudited) April 30, 2020

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Communication Services	32.2

Financials	22.1

Health Care	14.8

Consumer Discretionary	9.6

Industrials	6.5

Information Technology	4.3

Energy	4.1

Utilities	3.2

Consumer Staples	2.9

Short-Term Investments	1.5

Other Assets Less Liabilities	(1.2)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Berkshire Hathaway, Inc., Class B	9.4

Comcast Corp., Class A	5.9

Premier, Inc., Class A	5.4

The Progressive Corp.	5.4

UnitedHealth Group, Inc.	5.2

UniFirst Corp.	5.0

Brookfield Asset Management, Inc., Class A (Canada)	4.9

Alphabet, Inc., Class C	4.9

Liberty Broadband Corp., Class C	4.6

McKesson Corp.	4.2

Top Ten as a Group	54.9

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

7

AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (unaudited) April 30, 2020

	Shares	Value

Common Stocks - 99.7%

Communication Services - 32.2%

Alphabet, Inc., Class C*	4,887	$6,590,901

Comcast Corp., Class A	208,758	7,855,564

Discovery, Inc., Class C*	268,443	5,478,922

GCI Liberty, Inc., Class A*	81,596	4,963,485

Liberty Broadband Corp., Class C*	49,571	6,081,370

Liberty Media Corp.-Liberty SiriusXM, Class C*	135,448	4,614,713

Nintendo Co., Ltd., ADR (Japan)	68,073	3,501,675

The Walt Disney Co.	36,655	3,964,238

Total Communication Services		43,050,868

Consumer Discretionary - 9.6%

Advance Auto Parts, Inc.	39,730	4,803,754

Cie Financiere Richemont, S.A., ADR (Switzerland)	530,272	2,980,129

LKQ Corp.*	194,445	5,084,737

Total Consumer Discretionary		12,868,620

Consumer Staples - 2.9%

Walgreens Boots Alliance, Inc.	90,764	3,929,174

Energy - 4.1%

Kinder Morgan, Inc.	356,240	5,425,535

Financials - 22.1%

Berkshire Hathaway, Inc., Class B*	67,063	12,564,924

Brookfield Asset Management, Inc., Class A (Canada)	195,334	6,606,196

Chubb, Ltd. (Switzerland)	28,626	3,091,894

The Progressive Corp.	93,174	7,202,350

Total Financials		29,465,364

Health Care - 14.8%

McKesson Corp.[1]	40,146	5,670,622

Premier, Inc., Class A*	217,485	7,211,803

UnitedHealth Group, Inc.	23,606	6,904,047

Total Health Care		19,786,472

Industrials - 6.5%

GrafTech International, Ltd.[1]	248,659	2,019,111

UniFirst Corp.	39,448	6,633,181

Total Industrials		8,652,292

Information Technology - 4.3%

Corning, Inc.	73,285	1,613,003

	Shares	Value

NCR Corp.*	203,870	$4,183,412

Total Information Technology		5,796,415

Utilities - 3.2%

The AES Corp.	320,743	4,249,845

Total Common Stocks (Cost $134,794,362)		133,224,585

	Principal Amount

Short-Term Investments - 1.5%

Joint Repurchase Agreements - 1.1%[2]

Citigroup Global Markets, Inc., dated 04/30/20, due 05/01/20, 0.040% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.500% - 6.500%, 05/31/20 -02/01/57, totaling $1,020,000)	$1,000,000	1,000,000

Nomura Securities International, Inc., dated 04/30/20, due 05/01/20, 0.040% total to be received $456,846 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 05/15/20 - 01/20/70, totaling $465,982)	456,845	456,845

Total Joint Repurchase Agreements		1,456,845

	Shares

Other Investment Companies - 0.4%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.17%[3]	188,985	188,985

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.20%[3]	188,985	188,985

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.25%[3]	194,712	194,712

Total Other Investment Companies		572,682

Total Short-Term Investments (Cost $2,029,527)		2,029,527

Total Investments - 101.2% (Cost $136,823,889)		135,254,112

Other Assets, less Liabilities - (1.2)%		(1,588,532)

Net Assets - 100.0%		$133,665,580

*	Non-income producing security.
[1]

Some of these securities, amounting to $4,032,352 or 3.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.
8

AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2020:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$133,224,585	—	—	$133,224,585

Short-Term Investments

Joint Repurchase Agreements	—	$1,456,845	—	1,456,845

Other Investment Companies	572,682	—	—	572,682

Total Investments in Securities	$133,797,267	$1,456,845	—	$135,254,112

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.
9

AMG Managers Montag & Caldwell Growth Fund
Fund Snapshots (unaudited) April 30, 2020

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Information Technology	37.1

Health Care	19.3

Consumer Discretionary	14.2

Communication Services	12.4

Consumer Staples	5.6

Industrials	3.0

Materials	2.6

Financials	2.1

Short-Term Investments	4.2

Other Assets Less Liabilities	(0.5)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Microsoft Corp.	6.5

Alphabet, Inc., Class A	5.0

Facebook, Inc., Class A	4.8

Apple, Inc.	4.7

Visa, Inc., Class A	4.3

UnitedHealth Group, Inc.	4.1

Abbott Laboratories	4.1

salesforce.com, Inc.	3.9

Thermo Fisher Scientific, Inc.	3.9

PayPal Holdings, Inc.	3.5

Top Ten as a Group	44.8

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

10

AMG Managers Montag & Caldwell Growth Fund
Schedule of Portfolio Investments (unaudited) April 30, 2020

	Shares	Value

Common Stocks - 96.3%

Communication Services - 12.4%

Activision Blizzard, Inc.	184,985	$11,789,094

Alphabet, Inc., Class A*	16,714	22,508,744

Facebook, Inc., Class A*	104,497	21,391,581

Total Communication Services		55,689,419

Consumer Discretionary - 14.2%

Amazon.com, Inc.*	6,125	15,153,250

Lowe’s Cos., Inc.	128,000	13,408,000

NIKE, Inc., Class B	110,100	9,598,518

Ross Stores, Inc.	133,500	12,196,560

Starbucks Corp.	176,815	13,567,015

Total Consumer Discretionary		63,923,343

Consumer Staples - 5.6%

Mondelez International, Inc., Class A	294,034	15,125,109

Monster Beverage Corp.*	162,861	10,066,438

Total Consumer Staples		25,191,547

Financials - 2.1%

S&P Global, Inc.	32,918	9,641,024

Health Care - 19.3%

Abbott Laboratories	198,300	18,261,447

Becton Dickinson & Co.	40,309	10,179,232

Edwards Lifesciences Corp.*	41,759	9,082,582

Teleflex, Inc.	37,725	12,652,965

Thermo Fisher Scientific, Inc.	52,472	17,561,329

UnitedHealth Group, Inc.	63,700	18,630,339

Total Health Care		86,367,894

Industrials - 3.0%

Honeywell International, Inc.	43,529	6,176,765

IHS Markit, Ltd. (United Kingdom)	106,163	7,144,770

Total Industrials		13,321,535

	Shares	Value

Information Technology - 37.1%

Accenture PLC, Class A (Ireland)	50,608	$9,372,096

Amphenol Corp., Class A	131,100	11,570,886

Analog Devices, Inc.	63,600	6,970,560

Apple, Inc.	71,135	20,899,463

Fidelity National Information Services, Inc.	109,300	14,415,577

FleetCor Technologies, Inc.*	51,422	12,405,557

Mastercard, Inc., Class A	34,381	9,453,744

Microsoft Corp.	162,905	29,194,205

PayPal Holdings, Inc.*	126,657	15,578,811

salesforce.com, Inc.*	108,918	17,639,270

Visa, Inc., Class A1	107,197	19,158,248

Total Information Technology		166,658,417

Materials - 2.6%

Air Products & Chemicals, Inc.	50,918	11,486,082

Total Common Stocks (Cost $282,055,151)		432,279,261

Short-Term Investments - 4.2%

Other Investment Companies - 4.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.17%[2]	6,423,524	6,423,524

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.20%[2]	6,035,593	6,035,593

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.25%[2]	6,218,490	6,218,490

Total Short-Term Investments (Cost $18,677,607)		18,677,607

Total Investments - 100.5% (Cost $300,732,758)		450,956,868

Other Assets, less Liabilities - (0.5)%		(2,363,020)

Net Assets - 100.0%		$448,593,848

*	Non-income producing security.
[1]

Some of these securities, amounting to $18,966,660 or 4.2% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Yield shown represents the April 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.
11

AMG Managers Montag & Caldwell Growth Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2020:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$432,279,261	—	—	$432,279,261

Short-Term Investments

Other Investment Companies	18,677,607	—	—	18,677,607

Total Investments in Securities	$450,956,868	—	—	$450,956,868

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.
12

AMG River Road Dividend All Cap Value Fund
Fund Snapshots (unaudited) April 30, 2020

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Financials	15.3

Health Care	13.2

Energy	10.9

Information Technology	10.4

Communication Services	10.0

Consumer Staples	9.8

Utilities	7.8

Industrials	7.7

Consumer Discretionary	5.8

Real Estate	3.9

Materials	3.2

Short-Term Investments	2.7

Other Assets Less Liabilities	(0.7)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Verizon Communications, Inc.	3.7

Bristol-Myers Squibb Co.	3.7

Kimberly-Clark Corp.	3.6

Target Corp.	3.6

Dominion Resources, Inc.	3.6

Comcast Corp., Class A	3.3

Kinder Morgan, Inc.	3.1

Corning, Inc.	2.9

Cisco Systems, Inc.	2.9

Truist Financial Corp.	2.9

Top Ten as a Group	33.3

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

13

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (unaudited) April 30, 2020

	Shares	Value
Common Stocks - 98.0%

Communication Services - 10.0%

Comcast Corp., Class A	410,086	$15,431,536

The Interpublic Group of Cos., Inc.	353,747	6,006,624

Omnicom Group, Inc.	130,594	7,447,776

Verizon Communications, Inc.	300,901	17,286,763

Total Communication Services		46,172,699

Consumer Discretionary - 5.8%

Genuine Parts Co.	63,555	5,038,641

The Home Depot, Inc.	23,539	5,174,578

Target Corp.	151,192	16,591,810

Total Consumer Discretionary		26,805,029

Consumer Staples - 9.8%

Kimberly-Clark Corp.	120,606	16,701,519

PepsiCo, Inc.	82,630	10,931,123

Unilever PLC, Sponsored ADR (United Kingdom)[1]	243,083	12,608,715

Walgreens Boots Alliance, Inc.	110,026	4,763,025

Total Consumer Staples		45,004,382

Energy - 10.9%

Enterprise Products Partners LP, MLP	576,251	10,118,967

Kinder Morgan, Inc.	927,164	14,120,708

Magellan Midstream Partners LP, MLP	177,166	7,286,838

Marathon Petroleum Corp.	161,159	5,169,981

Valero Energy Corp.	75,064	4,755,304

The Williams Cos., Inc.	446,209	8,643,068

Total Energy		50,094,866

Financials - 15.3%

Axis Capital Holdings, Ltd. (Bermuda)	157,176	5,752,642

Chubb, Ltd. (Switzerland)	34,740	3,752,267

CNA Financial Corp.	186,479	5,889,007

Fidelity National Financial, Inc.	288,789	7,811,742

Lazard, Ltd., Class A	117,343	3,226,933

The PNC Financial Services Group, Inc.	84,382	9,001,028

Stock Yards Bancorp, Inc.	97,587	3,224,274

Truist Financial Corp.	354,700	13,237,404

U.S. Bancorp	316,855	11,565,207

Wells Fargo & Co.	148,738	4,320,839

WesBanco, Inc.	113,979	2,813,002

Total Financials		70,594,345

Health Care - 13.2%

AbbVie, Inc.	115,852	9,523,035

Amgen, Inc.	53,100	12,702,582

Bristol-Myers Squibb Co.	279,510	16,997,003

	Shares	Value

Medtronic PLC (Ireland)	47,452	$4,632,739

Pfizer, Inc.	310,456	11,909,092

Quest Diagnostics, Inc.	48,611	5,352,557

Total Health Care		61,117,008

Industrials - 7.7%

3M Co.	55,262	8,395,403

Fastenal Co.	227,566	8,242,441

Illinois Tool Works, Inc.	39,700	6,451,250

United Parcel Service, Inc., Class B	133,482	12,635,406

Total Industrials		35,724,500

Information Technology - 10.4%

Cass Information Systems, Inc.	64,174	2,574,019

Cisco Systems, Inc.	313,192	13,273,077

Corning, Inc.	612,109	13,472,519

CSG Systems International, Inc.	55,477	2,695,073

Oracle Corp.	141,361	7,487,892

QUALCOMM, Inc.	107,436	8,451,990

Total Information Technology		47,954,570

Materials - 3.2%

LyondellBasell Industries NV, Class A	114,655	6,644,257

RPM International, Inc.	47,320	3,142,521

Sensient Technologies Corp.	104,465	4,992,383

Total Materials		14,779,161

Real Estate - 3.9%

Iron Mountain, Inc., REIT [1]	419,276	10,138,094

Ventas, Inc., REIT	237,139	7,671,446

Total Real Estate		17,809,540

Utilities - 7.8%

The AES Corp.	918,757	12,173,530

Atlantica Yield PLC (United Kingdom)	307,270	7,356,044

Dominion Resources, Inc.	212,856	16,417,583

Total Utilities		35,947,157

Total Common Stocks (Cost $426,066,417)		452,003,257

	Principal Amount

Short-Term Investments - 2.7%

Joint Repurchase Agreements - 2.7%[2]

Cantor Fitzgerald Securities, Inc., dated 04/30/20, due 05/01/20, 0.050% total to be received $2,987,204 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 05/25/20 - 02/20/70, totaling $3,046,944)	$2,987,200	2,987,200

The accompanying notes are an integral part of these financial statements.
14

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Joint Repurchase Agreements - 2.7%[2] (continued)

Citadel Securities LLC, dated 04/30/20, due 05/01/20, 0.120% total to be received $2,000,937 (collateralized by various U.S. Treasuries, 0.000% - 7.625%, 05/21/20 - 02/15/50, totaling $2,040,955)	$2,000,930	$2,000,930

Citigroup Global Markets, Inc., dated 04/30/20, due 05/01/20, 0.040% total to be received $2,987,216 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.500% - 6.500%, 05/31/20 - 02/01/57, totaling $3,046,957)	2,987,213	2,987,213

Nomura Securities International, Inc., dated 04/30/20, due 05/01/20, 0.040% total to be received $1,615,146 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 05/15/20 - 01/20/70, totaling $1,647,447)	1,615,144	1,615,144

RBC Dominion Securities, Inc., dated 04/30/20, due 05/01/20, 0.040% total to be received $2,987,216 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 07/15/24 - 05/01/50, totaling $3,046,957)	2,987,213	2,987,213

Total Joint Repurchase Agreements		12,577,700

	Shares	Value

Other Investment Companies - 0.0%#

Dreyfus Government Cash Management Fund, Institutional Shares, 0.17%[3]	6,778	$6,778

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.20%[3]	6,778	6,778

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.25%[3]	6,983	6,983

Total Other Investment Companies		20,539

Total Short-Term Investments (Cost $12,598,239)		12,598,239

Total Investments - 100.7% (Cost $438,664,656)		464,601,496

Other Assets, less Liabilities - (0.7)%		(3,338,384)

Net Assets - 100.0%		$461,263,112

#	Less than 0.05%.
[1]

Some of these securities, amounting to $22,404,434 or 4.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR  American Depositary Receipt

MLP  Master Limited Partnership

REIT Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2020:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$452,003,257	—	—	$452,003,257

Short-Term Investments

Joint Repurchase Agreements	—	$12,577,700	—	12,577,700

Other Investment Companies	20,539	—	—	20,539

Total Investments in Securities	$452,023,796	$12,577,700	—	$464,601,496

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.
15

AMG Managers Fairpointe Mid Cap Fund
Fund Snapshots (unaudited)
April 30, 2020

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Information Technology	19.8

Consumer Discretionary	17.7

Communication Services	15.1

Industrials	14.1

Health Care	12.2

Consumer Staples	7.7

Financials	7.6

Materials	2.5

Short-Term Investments	3.0

Other Assets Less Liabilities	0.3

TOP TEN HOLDINGS

Security Name	% of Net Assets

Juniper Networks, Inc.	3.8

Molson Coors Beverage Co., Class B	3.5

Teradata Corp.	3.5

Corning, Inc.	3.2

Cooper Tire & Rubber Co.	3.2

Adtalem Global Education, Inc.	3.1

Scholastic Corp.	3.1

Agilent Technologies, Inc.	3.1

Mattel, Inc.	3.0

Northern Trust Corp.	2.8

Top Ten as a Group	32.3

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

16

AMG Managers Fairpointe Mid Cap Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2020

	Shares	Value

Common Stocks - 96.7%

Communication Services - 15.1%

Cars.com, Inc.*	2,220,867	$11,504,091

Lions Gate Entertainment Corp., Class A*	1,827,400	13,047,636

Lions Gate Entertainment Corp., Class B*	518,250	3,461,910

Meredith Corp.	1,011,110	14,994,761

The New York Times Co., Class A	291,895	9,492,426

Scholastic Corp.	611,019	17,762,322

TEGNA, Inc.	1,460,800	15,659,776

Total Communication Services		85,922,922

Consumer Discretionary - 17.7%

Adtalem Global Education, Inc.*	561,331	17,833,486

Cooper Tire & Rubber Co.	846,100	17,928,859

Lear Corp.	117,800	11,503,170

LKQ Corp.*	499,600	13,064,540

Magna International, Inc. (Canada)	378,100	14,757,243

Mattel, Inc.*	1,961,600	17,105,152

Whirlpool Corp.	81,100	9,062,114

Total Consumer Discretionary		101,254,564

Consumer Staples - 7.7%

Bunge, Ltd.	323,200	12,821,344

Hormel Foods Corp.	240,200	11,253,370

Molson Coors Beverage Co., Class B	491,600	20,160,516

Total Consumer Staples		44,235,230

Financials - 7.6%

The Charles Schwab Corp.	194,800	7,347,856

Cincinnati Financial Corp.	119,000	7,830,200

Northern Trust Corp.	203,500	16,109,060

Raymond James Financial, Inc.	180,000	11,865,600

Total Financials		43,152,716

Health Care - 12.2%

Agilent Technologies, Inc.	228,700	17,532,142

Patterson Cos., Inc.	516,250	9,437,050

Quest Diagnostics, Inc.	86,700	9,546,537

Varex Imaging Corp.*	513,760	13,424,549

Varian Medical Systems, Inc.*	108,601	12,421,782

Waters Corp.*	39,350	7,358,450

Total Health Care		69,720,510

Industrials - 14.1%
Copa Holdings, S.A., Class A (Panama)	194,300	8,590,003

	Shares	Value

Donaldson Co., Inc.	324,715	$14,232,258

Hexcel Corp.	314,700	10,885,473

ManpowerGroup, Inc.	53,500	3,971,840

Owens Corning	123,400	5,350,624

Pentair PLC (United Kingdom)	373,728	12,927,252

Werner Enterprises, Inc.	252,500	10,130,300

Westinghouse Air Brake Technologies Corp.	256,209	14,455,312

Total Industrials		80,543,062

Information Technology - 19.8%

Akamai Technologies, Inc.*	108,800	10,630,848

Check Point Software Technologies, Ltd. (Israel)*	78,900	8,342,886

Corning, Inc.	819,800	18,043,798

Cree, Inc.*	322,205	13,896,701

Jabil, Inc.	115,100	3,273,444

Juniper Networks, Inc.	1,013,400	21,889,440

National Instruments Corp.	376,800	14,476,656

Teradata Corp.*	802,100	19,723,639

Unisys Corp.*	220,278	2,773,300

Total Information Technology		113,050,712

Materials - 2.5%

Domtar Corp.	613,300	14,326,688

Total Common Stocks (Cost $591,112,573)		552,206,404

Short-Term Investments - 3.0%

Other Investment Companies - 3.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.17%[1]	5,617,785	5,617,785

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.20%[1]	5,617,785	5,617,785

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.25%[1]	5,788,020	5,788,020

Total Short-Term Investments (Cost $17,023,590)		17,023,590

Total Investments - 99.7% (Cost $608,136,163)		569,229,994

Other Assets, less Liabilities - 0.3%		1,486,665

Net Assets - 100.0%		$570,716,659

The accompanying notes are an integral part of these financial statements.
17

AMG Managers Fairpointe Mid Cap Fund
Schedule of Portfolio Investments (continued)

*	Non-income producing security.
[1]	Yield shown represents the April 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2020:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$552,206,404	—	—	$552,206,404

Short-Term Investments

Other Investment Companies	17,023,590	—	—	17,023,590

Total Investments in Securities	$569,229,994	—	—	$569,229,994

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.
18

AMG Managers LMCG Small Cap Growth Fund
Fund Snapshots (unaudited)
April 30, 2020

PORTFOLIO BREAKDOWN
Sector	% of Net Assets

Health Care	41.7

Information Technology	21.4

Industrials	12.2

Consumer Discretionary	8.3

Financials	8.0

Communication Services	6.7

Materials	0.6

Consumer Staples	0.4

Real Estate	0.3

Short-Term Investments	0.9

Other Assets Less Liabilities	(0.5)

TOP TEN HOLDINGS
Security Name	% of Net Assets

LHC Group, Inc.	4.3

Addus HomeCare Corp.	4.0

Palomar Holdings, Inc.	3.8

Sinclair Broadcast Group, Inc., Class A	3.5

R1 RCM, Inc.	3.3

The EW Scripps Co., Class A	3.2

Albany International Corp., Class A	2.9

Q2 Holdings, Inc.	2.8

Encompass Health Corp.	2.7

Haemonetics Corp.	2.7

Top Ten as a Group	33.2

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

19

AMG Managers LMCG Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2020

	Shares	Value

Common Stocks - 99.6%

Communication Services - 6.7%

The EW Scripps Co., Class A	123,493	$996,589

Sinclair Broadcast Group, Inc., Class A1	61,911	1,092,729

Total Communication Services		2,089,318

Consumer Discretionary - 8.3%

Bright Horizons Family Solutions, Inc.*	1,223	142,418

Chegg, Inc.*	4,533	193,786

Churchill Downs, Inc.	4,353	436,258

Installed Building Products, Inc.*	4,471	220,465

Lithia Motors, Inc., Class A1	2,451	270,983

Marriott Vacations Worldwide Corp.	771	63,993

Monro, Inc.	3,395	188,389

National Vision Holdings, Inc.*	7,517	199,200

Ollie’s Bargain Outlet Holdings, Inc.*,1	2,508	170,318

Texas Roadhouse, Inc.	7,270	342,344

The Cheesecake Factory, Inc.[1]	12,101	269,731

Wingstop, Inc.	836	98,038

Total Consumer Discretionary		2,595,923

Consumer Staples - 0.4%

The Boston Beer Co., Inc., Class A*	269	125,491

Financials - 8.0%

Assetmark Financial Holdings, Inc.*	24,271	582,261

First Horizon National Corp. [1]	23,092	209,675

Kinsale Capital Group, Inc.	2,046	222,237

Palomar Holdings, Inc.*	20,280	1,186,380

Primerica, Inc.	2,939	305,392

Total Financials		2,505,945

Health Care - 41.7%

ACADIA Pharmaceuticals, Inc.*	14,657	708,080

Addus HomeCare Corp.*	15,371	1,245,358

Agios Pharmaceuticals, Inc.*	11,554	475,332

Amedisys, Inc.*	995	183,239

Arrowhead Pharmaceuticals, Inc.*,1	7,322	252,097

AtriCure, Inc.*	4,084	176,102

Bio-Techne Corp.	2,562	576,450

Blueprint Medicines Corp.*	7,363	433,165

Catalent, Inc.*	10,668	737,692

Encompass Health Corp.	12,873	852,836

Global Blood Therapeutics, Inc.*	6,874	525,999

Haemonetics Corp.*	7,295	830,025

HealthEquity, Inc.*	11,525	648,512

Iovance Biotherapeutics, Inc.*	12,783	410,973

	Shares	Value

iRhythm Technologies, Inc.*,1	1,188	$125,500

Kodiak Sciences, Inc.*,1	6,337	345,683

LHC Group, Inc.*	10,457	1,359,305

Mirati Therapeutics, Inc.*	4,716	401,049

Molina Healthcare, Inc.*	1,113	182,499

NeoGenomics, Inc.*	5,750	157,205

R1 RCM, Inc.*	100,756	1,039,802

Reata Pharmaceuticals, Inc., Class A*	809	127,951

Repligen Corp.*	3,390	393,749

Tabula Rasa HealthCare, Inc.*	6,993	442,937

Tandem Diabetes Care, Inc.*	2,801	223,464

Turning Point Therapeutics, Inc.*,1	3,069	158,084

Total Health Care		13,013,088

Industrials - 12.2%

Albany International Corp., Class A	17,868	913,769

ASGN, Inc.*	5,266	244,606

Axon Enterprise, Inc.*	4,414	320,942

Cubic Corp.[1]	14,981	572,424

Mercury Systems, Inc.*	8,416	750,370

RBC Bearings, Inc.*	1,179	149,356

Rexnord Corp.	3,398	92,663

Schneider National, Inc., Class B	16,315	357,462

Sunrun, Inc.*	16,003	224,522

Trex Co., Inc.*,1	2,004	190,821

Total Industrials		3,816,935

Information Technology - 21.4%

Domo, Inc., Class B*	20,583	400,339

Enphase Energy, Inc.*	3,849	180,249

Entegris, Inc.	4,850	263,015

Envestnet, Inc.*	3,313	207,129

Everbridge, Inc.*,1	1,687	187,898

Five9, Inc.*	2,580	239,089

Inphi Corp.*	3,208	309,700

Lattice Semiconductor Corp.*	23,613	531,529

LivePerson, Inc.*,1	14,619	349,979

Mimecast, Ltd.*	4,145	169,530

Monolithic Power Systems, Inc.	1,528	305,462

Q2 Holdings, Inc.*,1	10,883	867,593

Rapid7, Inc.*	7,501	341,670

RealPage, Inc.*	5,445	351,148

SailPoint Technologies Holding, Inc.*	18,027	335,122

Science Applications International Corp.	9,757	796,757

Semtech Corp.*	11,564	523,155

The accompanying notes are an integral part of these financial statements.
20

AMG Managers LMCG Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 21.4% (continued)

Silicon Laboratories, Inc.*	3,430	$333,465

Total Information Technology		6,692,829

Materials - 0.6%

Summit Materials, Inc., Class A*	12,713	192,093

Real Estate - 0.3%

National Storage Affiliates Trust, REIT	3,827	108,993
Total Common Stocks (Cost $29,800,993)		31,140,615

	Principal Amount

Short-Term Investments - 0.9%

Joint Repurchase Agreements - 0.6%[2]

Citigroup Global Markets, Inc., dated 04/30/20, due 05/01/20, 0.020% total to be received $175,620 (collateralized by various U.S. Treasuries, 0.000% - 0.000%, 07/30/20 - 09/08/20, totaling $179,138)	$175,620	175,620

	Shares	Value

Other Investment Companies - 0.3%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.17%[3]	32,617	$32,617

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.20%[3]	32,617	32,617

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.25%[3]	33,605	33,605

Total Other Investment Companies		98,839

Total Short-Term Investments (Cost $274,459)		274,459

Total Investments - 100.5% (Cost $30,075,452)		31,415,074

Other Assets, less Liabilities - (0.5)%		(170,582)

Net Assets - 100.0%		$31,244,492

*	Non-income producing security.
[1]

Some of these securities, amounting to $3,008,470 or 9.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT  Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2020:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$31,140,615	—	—	$31,140,615

Short-Term Investments

Joint Repurchase Agreements	—	$175,620	—	175,620

Other Investment Companies	98,839	—	—	98,839

Total Investments in Securities	$31,239,454	$175,620	—	$31,415,074

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.
21

AMG River Road Small-Mid Cap Value Fund
Fund Snapshots (unaudited)
April 30, 2020

PORTFOLIO BREAKDOWN
Sector	% of Net Assets

Industrials	31.3

Communication Services	17.2

Consumer Discretionary	12.3

Financials	10.7

Information Technology	9.1

Consumer Staples	8.1

Health Care	5.5

Energy	2.8

Materials	1.5

Real Estate	0.2

Short-Term Investments	1.1

Other Assets Less Liabilities	0.2

TOP TEN HOLDINGS
Security Name	% of Net Assets

Cannae Holdings, Inc.	5.0

GCI Liberty, Inc., Class A	4.6

Premier, Inc., Class A	4.3

Air Transport Services Group, Inc.	4.2

Liberty Broadband Corp., Class C	3.9

Hostess Brands, Inc.	3.9

LKQ Corp.	3.4

UniFirst Corp.	3.2

BJ’s Wholesale Club Holdings, Inc.	3.1

Advance Auto Parts, Inc.	3.0

Top Ten as a Group	38.6

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

22

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2020

	Shares	Value

Common Stocks - 98.7%

Communication Services - 17.2%

Cinemark Holdings, Inc.[1]	50,585	$722,354

Discovery, Inc., Class C*	230,278	4,699,974

GCI Liberty, Inc., Class A*	122,517	7,452,709

Liberty Broadband Corp., Class C*	52,326	6,419,354

Liberty Latin America, Ltd., Class A*	126,852	1,357,316

Liberty Latin America, Ltd., Class C*	206,335	2,133,504

Vonage Holdings Corp.*	278,356	2,327,056

Yelp, Inc.*	132,319	2,957,330

Total Communication Services		28,069,597

Consumer Discretionary - 12.3%

Advance Auto Parts, Inc.	40,077	4,845,710

Core-Mark Holding Co., Inc.	55,021	1,581,304

Cracker Barrel Old Country Store, Inc.	6,813	663,586

Expedia Group, Inc.	17,458	1,239,169

Extended Stay America, Inc.	363,629	3,952,647

LKQ Corp.*	211,261	5,524,475

Murphy USA, Inc.*	11,014	1,176,295

Six Flags Entertainment Corp.[1]	54,809	1,096,728

Total Consumer Discretionary		20,079,914

Consumer Staples - 8.1%

BJ’s Wholesale Club Holdings, Inc.*,1	195,799	5,151,472

Hostess Brands, Inc.*	527,595	6,341,692

Ingles Markets, Inc., Class A	41,356	1,688,565

Total Consumer Staples		13,181,729

Energy - 2.8%

HollyFrontier Corp.	54,684	1,806,759

PBF Energy, Inc., Class A1	73,630	839,382

World Fuel Services Corp.	75,546	1,888,650

Total Energy		4,534,791

Financials - 10.7%

Axis Capital Holdings, Ltd. (Bermuda)	66,689	2,440,817

Cannae Holdings, Inc.*	257,723	8,131,161

Fidelity National Financial, Inc.	89,254	2,414,321

White Mountains Insurance Group, Ltd.	4,568	4,444,664

Total Financials		17,430,963

Health Care - 5.5%

Computer Programs & Systems, Inc.	81,386	1,955,706

Premier, Inc., Class A*	210,812	6,990,526

Total Health Care		8,946,232

Industrials - 31.3%

Air Transport Services Group, Inc.*	342,059	6,923,274

	Shares	Value

Arcosa, Inc.	16,451	$613,129

Argan, Inc.	107,631	4,040,468

Armstrong World Industries, Inc.	25,535	1,968,238

Atkore International Group, Inc.*	50,085	1,219,069

Colfax Corp.*,1	72,405	1,867,325

Comfort Systems USA, Inc.	77,401	2,577,453

Cubic Corp.[1]	95,564	3,651,500

Forward Air Corp.	13,942	719,407

GrafTech International, Ltd.[1]	466,529	3,788,216

Harsco Corp.*	170,237	1,698,965

Insperity, Inc.	62,610	2,987,123

MSC Industrial Direct Co., Inc., Class A	29,323	1,748,824

Nielsen Holdings PLC	178,510	2,629,452

nVent Electric PLC	121,826	2,272,055

Resideo Technologies, Inc.*	78,072	400,509

SP Plus Corp.*	19,918	420,071

TPI Composites, Inc.*,1	100,316	1,758,539

TriNet Group, Inc.*	22,379	1,095,900

UniFirst Corp.	31,258	5,256,033

US Ecology, Inc.	49,463	1,621,397

Viad Corp.	81,267	1,947,970

Total Industrials		51,204,917

Information Technology - 9.1%

ACI Worldwide, Inc.*	63,524	1,740,558

Avaya Holdings Corp.*,1	297,341	2,955,570

CDK Global, Inc.	75,517	2,966,308

DXC Technology Co.	83,855	1,520,291

Ituran Location and Control, Ltd.	46,256	818,731

NCR Corp.*	184,441	3,784,729

Sabre Corp.	146,144	1,062,467

Total Information Technology		14,848,654

Materials - 1.5%

Allegheny Technologies, Inc.*,1	154,179	1,157,884

Axalta Coating Systems Ltd. *	65,384	1,290,680

Total Materials		2,448,564

Real Estate - 0.2%

Newmark Group, Inc., Class A	107,839	418,415

Total Common Stocks (Cost $188,487,747)		161,163,776

The accompanying notes are an integral part of these financial statements.
23

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Short-Term Investments - 1.1%

Joint Repurchase Agreements - 0.2%[2]

Nomura Securities International, Inc., dated 04/30/20, due 05/01/20, 0.040% total to be received $301,907 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 05/15/20 - 01/20/70, totaling $307,945)	$301,907	$301,907

	Shares

Other Investment Companies - 0.9%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.17%[3]	496,628	496,628

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.20%[3]	496,628	496,628

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.25%[3]	511,677	511,677

Total Other Investment Companies		1,504,933

Total Short-Term Investments (Cost $1,806,840)		1,806,840

Value

Total Investments - 99.8% (Cost $190,294,587)	$162,970,616

Other Assets, less Liabilities - 0.2%	330,545

Net Assets - 100.0%	$163,301,161

*	Non-income producing security.

[1]

Some of these securities, amounting to $13,636,033 or 8.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[3]	Yield shown represents the April 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2020:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$161,163,776	—	—	$161,163,776

Short-Term Investments

Joint Repurchase Agreements	—	$301,907	—	301,907

Other Investment Companies	1,504,933	—	—	1,504,933

Total Investments in Securities	$162,668,709	$301,907	—	$162,970,616

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.
24

AMG River Road Small Cap Value Fund
Fund Snapshots (unaudited)
April 30, 2020

PORTFOLIO BREAKDOWN
Sector	% of Net Assets

Industrials	36.6

Information Technology	13.4

Financials	12.0

Consumer Staples	7.9

Consumer Discretionary	6.6

Communication Services	6.2

Health Care	5.5

Energy	3.8

Materials	1.5

Real Estate	1.1

Short-Term Investments	6.7

Other Assets Less Liabilities	(1.3)

TOP TEN HOLDINGS
Security Name	% of Net Assets

Cannae Holdings, Inc.	4.8

Air Transport Services Group, Inc.	4.1

Premier, Inc., Class A	3.9

UniFirst Corp.	3.3

Hostess Brands, Inc.	3.2

White Mountains Insurance Group, Ltd.	3.1

BJ’s Wholesale Club Holdings, Inc.	2.9

Argan, Inc.	2.4

Computer Services, Inc.	2.3

GrafTech International, Ltd.	2.3

Top Ten as a Group	32.3

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

25

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2020

	Shares	Value

Common Stocks - 94.6%

Communication Services - 6.2%

Cinemark Holdings, Inc.[1]	175,031	$2,499,443

Liberty Latin America, Ltd., Class C*	977,301	10,105,292

Liberty TripAdvisor Holdings, Inc., Class A*	367,391	863,369

ORBCOMM, Inc.*	353,856	934,180

Vonage Holdings Corp.*	619,537	5,179,329

Yelp, Inc.*	356,793	7,974,324

Total Communication Services		27,555,937

Consumer Discretionary - 6.6%

Core-Mark Holding Co., Inc.	140,472	4,037,165

Cracker Barrel Old Country Store, Inc.	28,861	2,811,061

Extended Stay America, Inc.	909,161	9,882,580

J Alexander’s Holdings, Inc.*	470,527	2,489,088

Modine Manufacturing Co.*	279,090	1,292,187

Murphy USA, Inc.*	50,582	5,402,158

Six Flags Entertainment Corp.[1]	162,941	3,260,449

Total Consumer Discretionary		29,174,688

Consumer Staples - 7.9%

BJ’s Wholesale Club Holdings, Inc.*	477,692	12,568,076

Hostess Brands, Inc.*	1,193,004	14,339,908

Ingles Markets, Inc., Class A	203,579	8,312,131

Total Consumer Staples		35,220,115

Energy - 3.8%

Evolution Petroleum Corp.	654,068	1,942,582

HollyFrontier Corp.	199,865	6,603,539

PBF Energy, Inc., Class A1	224,639	2,560,885

World Fuel Services Corp.	221,680	5,542,000

Total Energy		16,649,006

Financials - 12.0%

Axis Capital Holdings, Ltd. (Bermuda)	259,831	9,509,815

Cannae Holdings, Inc.*	679,280	21,431,284

FGL Holdings	372,670	3,868,315

First Citizens BancShares, Inc., Class A	7,268	2,776,376

Webster Financial Corp.	67,173	1,897,637

White Mountains Insurance Group, Ltd.	14,256	13,871,088

Total Financials		53,354,515

Health Care - 5.5%

Computer Programs & Systems, Inc.	299,912	7,206,886

Premier, Inc., Class A*	523,433	17,357,038

Total Health Care		24,563,924

Industrials - 36.6%

Air Transport Services Group, Inc.*	896,935	18,153,964

	Shares	Value

Arcosa, Inc.	60,335	$2,248,686

Argan, Inc.	281,660	10,573,516

Armstrong World Industries, Inc.	112,703	8,687,147

Atkore International Group, Inc.*	205,294	4,996,856

Barrett Business Services, Inc.	79,869	3,907,192

Colfax Corp.*,1	210,124	5,419,098

Comfort Systems USA, Inc.	228,684	7,615,177

Cubic Corp.[1]	259,422	9,912,515

Forward Air Corp.	94,459	4,874,084

GrafTech International, Ltd.[1]	1,259,057	10,223,543

Harsco Corp.*	459,322	4,584,034

Insperity, Inc.	179,412	8,559,747

MSC Industrial Direct Co., Inc., Class A	98,861	5,896,070

nVent Electric PLC	349,831	6,524,348

Park Aerospace Corp.	382,833	5,095,507

Resideo Technologies, Inc.*	208,447	1,069,333

SP Plus Corp.*	247,678	5,223,529

TPI Composites, Inc.*,1	306,461	5,372,261

TriMas Corp.*	155,642	3,710,505

TriNet Group, Inc.*	73,287	3,588,864

UniFirst Corp.	85,765	14,421,385

US Ecology, Inc.	171,005	5,605,544

Viad Corp.	245,247	5,878,571

Total Industrials		162,141,476

Information Technology - 13.4%

ACI Worldwide, Inc.*	260,207	7,129,672

Avaya Holdings Corp.*,1	720,378	7,160,557

CDK Global, Inc.	244,501	9,603,999

Computer Services, Inc.	240,256	10,270,944

EVERTEC, Inc.	196,704	4,984,479

Ituran Location and Control, Ltd.	273,221	4,836,012

NCR Corp.*	471,733	9,679,961

Sabre Corp.	437,943	3,183,846

Verra Mobility Corp.*	313,706	2,810,806

Total Information Technology		59,660,276

Materials - 1.5%

Allegheny Technologies, Inc.*	396,255	2,975,875

Axalta Coating Systems Ltd. *	178,649	3,526,531

Total Materials		6,502,406

Real Estate - 1.1%

Marcus & Millichap, Inc.*	111,372	3,235,356

The accompanying notes are an integral part of these financial statements.
26

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)

	Shares	Value

Real Estate - 1.1% (continued)

Newmark Group, Inc., Class A	412,853	$1,601,870

Total Real Estate		4,837,226

Total Common Stocks (Cost $434,971,594)		419,659,569

	Principal Amount

Short-Term Investments - 6.7%

Joint Repurchase Agreements - 1.6%[2]

Cantor Fitzgerald Securities, Inc., dated 04/30/20, due 05/01/20, 0.050% total to be received $1,663,002 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 05/25/20 - 02/20/70, totaling $1,696,260)	$1,663,000	1,663,000

Citigroup Global Markets, Inc., dated 04/30/20, due 05/01/20, 0.040% total to be received $1,663,039 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.500% - 6.500%, 05/31/20 - 02/01/57, totaling $1,696,298)	1,663,037	1,663,037

Credit Suisse AG, dated 04/30/20, due 05/01/20, 0.020% total to be received $350,135 (collateralized by various U.S. Treasuries, 0.000% - 3.625%, 02/15/21 - 11/30/24, totaling $357,138)	350,135	350,135

Daiwa Capital Markets America, dated 04/30/20, due 05/01/20, 0.050% total to be received $1,663,039 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 05/07/20 - 03/01/52, totaling $1,696,298)	1,663,037	1,663,037

	Principal Amount	Value

RBC Dominion Securities, Inc., dated 04/30/20, due 05/01/20, 0.040% total to be received $1,663,039 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 07/15/24 - 05/01/50, totaling $1,696,298)	$1,663,037	$1,663,037

Total Joint Repurchase Agreements		7,002,246

	Shares

Other Investment Companies - 5.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.17%[3]	7,497,382	7,497,382

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.20%[3]	7,497,381	7,497,381

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.25%[3]	7,724,575	7,724,575

Total Other Investment Companies		22,719,338

Total Short-Term Investments (Cost $29,721,584)		29,721,584

Total Investments - 101.3% (Cost $464,693,178)		449,381,153

Other Assets, less Liabilities - (1.3)%		(5,846,803)

Net Assets - 100.0%		$443,534,350

*	Non-income producing security.

[1]

Some of these securities, amounting to $29,048,133 or 6.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[3]	Yield shown represents the April 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.
27

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2020:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$419,659,569	—	—	$419,659,569

Short-Term Investments

Joint Repurchase Agreements	—	$7,002,246	—	7,002,246

Other Investment Companies	22,719,338	—	—	22,719,338

Total Investments in Securities	$442,378,907	$7,002,246	—	$449,381,153

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.
28

AMG Managers Silvercrest Small Cap Fund
Fund Snapshots (unaudited) April 30, 2020

PORTFOLIO BREAKDOWN

Sector	%of Net Assets

Financials	21.1

Industrials	20.0

Information Technology	15.7

Health Care	9.9

Consumer Discretionary	8.8

Real Estate	7.3

Consumer Staples	5.2

Materials	4.0

Utilities	3.8

Energy	2.5

Communication Services	0.6

Short-Term Investments	1.0

Other Assets Less Liabilities	0.1

TOP TEN HOLDINGS

Security Name	%of Net Assets

Independent Bank Corp.	3.4

QTS Realty Trust, Inc., Class A	3.3

Glacier Bancorp, Inc.	3.1

Brooks Automation, Inc.	3.0

CVB Financial Corp.	2.9

BancorpSouth Bank	2.8

Selective Insurance Group, Inc.	2.6

ONE Gas, Inc.	2.6

ESCO Technologies, Inc.	2.5

Casella Waste Systems, Inc., Class A	2.4

Top Ten as a Group	28.6

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

29

AMG Managers Silvercrest Small Cap Fund
Schedule of Portfolio Investments (unaudited) April 30, 2020

	Shares	Value

Common Stocks - 98.9%

Communication Services - 0.6%

Meredith Corp.	71,160	$1,055,303

Consumer Discretionary - 8.8%

Carter’s, Inc.[1]	26,320	2,058,224

Dana, Inc.	208,430	2,396,945

La-Z-Boy, Inc.	152,965	3,587,029

Oxford Industries, Inc.	42,000	1,760,640

Stoneridge, Inc.*	84,520	1,692,936

Visteon Corp.*	26,170	1,578,051

Wolverine World Wide, Inc.	114,710	2,350,408

Total Consumer Discretionary		15,424,233

Consumer Staples - 5.2%

Central Garden & Pet Co., Class A*	84,540	2,570,861

J&J Snack Foods Corp.[1]	9,854	1,251,754

Lancaster Colony Corp.	18,207	2,451,208

The Simply Good Foods Co.*	149,840	2,824,484

Total Consumer Staples		9,098,307

Energy - 2.5%

Callon Petroleum Co.*	315,500	296,475

Magnolia Oil & Gas Corp., Class A*	361,205	2,336,996

Matador Resources Co.*	245,715	1,729,834

Total Energy		4,363,305

Financials - 21.1%

BancorpSouth Bank	225,240	4,930,504

CVB Financial Corp.	242,760	5,045,766

Glacier Bancorp, Inc.	142,200	5,414,976

Horace Mann Educators Corp.	81,879	2,878,866

IBERIABANK Corp.	65,699	2,723,880

Independent Bank Corp.	82,223	5,993,234

Lakeland Financial Corp.	54,830	2,320,954

Selective Insurance Group, Inc.	91,030	4,563,334

South State Corp.[1]	54,940	3,177,730

Total Financials		37,049,244

Health Care - 9.9%

Allscripts Healthcare Solutions, Inc.*	266,470	1,732,055

AMN Healthcare Services, Inc.*	67,570	3,174,438

Envista Holdings Corp.*	148,680	2,894,800

ICU Medical, Inc.*	18,737	4,109,211

Integer Holdings Corp.*	53,630	3,993,290

Natus Medical, Inc.*	62,425	1,560,001

Total Health Care		17,463,795

	Shares	Value

Industrials - 20.0%

ABM Industries, Inc.	72,200	$2,490,178

Altra Industrial Motion Corp.	115,925	3,235,467

Arcosa, Inc.	42,440	1,581,739

BMC Stock Holdings, Inc.*	154,705	3,287,481

Casella Waste Systems, Inc., Class A*	90,420	4,193,680

ESCO Technologies, Inc.	56,630	4,320,869

Forward Air Corp.	57,560	2,970,096

Gibraltar Industries, Inc.*	82,610	3,824,843

ICF International, Inc.	53,890	3,963,071

Knoll, Inc.	131,295	1,530,900

Standex International Corp.	31,535	1,571,704

US Ecology, Inc.	66,084	2,166,233

Total Industrials		35,136,261

Information Technology - 15.7%

ACI Worldwide, Inc.*	134,017	3,672,066

Brooks Automation, Inc.	136,235	5,243,685

Methode Electronics, Inc.	111,415	3,344,678

MKS Instruments, Inc.	13,325	1,335,565

Plexus Corp.*	43,645	2,736,105

Rambus, Inc.*	176,970	2,217,434

Rogers Corp.*	18,782	2,085,553

Semtech Corp.*	50,420	2,281,001

SYNNEX Corp.	33,725	2,952,961

Verra Mobility Corp.*	204,160	1,829,274

Total Information Technology		27,698,322

Materials - 4.0%

HB Fuller Co.	88,595	3,259,410

Kaiser Aluminum Corp.	23,340	1,685,848

PH Glatfelter Co.	138,598	2,023,531

Total Materials		6,968,789

Real Estate - 7.3%

EastGroup Properties, Inc., REIT	19,213	2,036,578

Pebblebrook Hotel Trust, REIT [1]	138,940	1,645,050

Physicians Realty Trust, REIT	226,025	3,485,305

QTS Realty Trust, Inc., Class A, REIT [1]	92,300	5,771,519

Total Real Estate		12,938,452

Utilities - 3.8%

MGE Energy, Inc.	34,158	2,208,656

ONE Gas, Inc.	56,625	4,513,579

Total Utilities		6,722,235

Total Common Stocks (Cost $198,812,847)		173,918,246

The accompanying notes are an integral part of these financial statements.
30

AMG Managers Silvercrest Small Cap Fund
Schedule of Portfolio Investments (continued)

	Shares	Value

Short-Term Investments - 1.0%

Other Investment Companies - 1.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.17%[2]	568,201	$568,201

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.20%[2]	568,201	568,201

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.25%[2]	585,419	585,419
Total Short-Term Investments (Cost $1,721,821)		1,721,821

Value

Total Investments - 99.9% (Cost $200,534,668)	$175,640,067

Other Assets, less Liabilities - 0.1%	134,130

Net Assets - 100.0%	$175,774,197

*	Non-income producing security.
[1]

Some of these securities, amounting to $10,990,039 or 6.3% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Yield shown represents the April 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT  Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2020:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$173,918,246	—	—	$173,918,246

Short-Term Investments

Other Investment Companies	1,721,821	—	—	1,721,821

Total Investments in Securities	$175,640,067	—	—	$175,640,067

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.
31

AMG Managers DoubleLine Core Plus Bond Fund
Fund Snapshots (unaudited) April 30, 2020

PORTFOLIO BREAKDOWN

Category	% of Net Assets

U.S. Government and Agency Obligations	31.8

Corporate Bonds and Notes	30.5

Mortgage-Backed Securities	16.3

Asset-Backed Securities	8.9

Investment Companies	5.1

Floating Rate Senior Loan Interests	3.0

Foreign Government Obligations	1.5

Municipal Bonds	0.2

Common Stocks[1]	0.0

Short-Term Investments	1.2

Other Assets Less Liabilities	1.5

[1]	Less than 0.05%

TOP TEN HOLDINGS

Security Name	% of Net Assets

DoubleLine Global Bond Fund, Class I	5.1

Fannie Mae, 2.500%, 12/01/39	2.3

U.S. Treasury Notes, 0.125%, 04/30/22	2.3

U.S. Treasury Notes, 0.250%, 04/15/23	1.9

Freddie Mac REMICS, Series 4934, Class P, 2.500%, 11/15/40	1.6

U.S. Treasury Notes, 0.375%, 04/30/25	1.5

U.S. Treasury Notes, 0.500%, 04/30/27	1.1

Headlands Residential LLC, Series 2019-RPL1, Class NOTE, 3.967%, 06/25/24	1.1

Fannie Mae REMICS, Series 2012-20, Class ZT, 3.500%, 03/25/42	1.0

U.S. Treasury Notes, 1.625%, 10/31/26	1.0

Top Ten as a Group	18.9

Rating	% of Market Value[1]
U.S. Government and Agency Obligations	32.6
Aaa/AAA	2.8
Aa/AA	3.2
A	14.4
Baa/BBB	22.6
Ba/BB	10.5
B	6.6
Caa/CCC & lower	7.3

[1]	Includes market value of long-term fixed-income securities only.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

32

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (unaudited) April 30, 2020

	Principal Amount	Value

Corporate Bonds and Notes - 30.5%

Financials - 9.7%

A.S.P AMC Merger Sub, Inc. 8.000%, 05/15/25[1,2]	$98,000	$59,025

Acrisure LLC/Acrisure Finance, Inc. 8.125%, 02/15/24[1]	140,000	144,858

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 3.500%, 01/15/25	485,000	418,852

Air Lease Corp. 3.750%, 02/01/22	565,000	529,095

Alexandria Real Estate Equities, Inc. 4.000%, 01/15/24	360,000	387,082

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.750%, 10/15/27[1]	65,000	65,146

Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/26[1]	100,000	103,280
9.750%, 07/15/27[1]	90,000	91,422

American Tower Corp. 3.600%, 01/15/28	625,000	683,988
4.400%, 02/15/26	1,300,000	1,466,474

AssuredPartners, Inc. 7.000%, 08/15/25[1]	180,000	168,750

Athene Global Funding 3.000%, 07/01/22[1]	565,000	567,815

Avolon Holdings Funding, Ltd. (Ireland) 3.250%, 02/15/27[1]	440,000	341,417

Banco Bilbao Vizcaya Argentaria Colombia SA (Colombia) 4.875%, 04/21/25[2]	700,000	703,360

Banco Bradesco, S.A. (Cayman Islands) 5.750%, 03/01/22[2]	400,000	415,120

Banco BTG Pactual SA (Cayman Islands) (U.S. Treasury Yield Curve CMT 5 year + 5.257%), 7.750%, 02/15/29[1,3]	850,000	791,987

Banco de Bogota, S.A. (Colombia) 5.375%, 02/19/23	200,000	201,440

Banco de Reservas de la Republica Dominicana (Dominican Republic) 7.000%, 02/01/23[1]	300,000	289,128
7.000%, 02/01/23	200,000	192,752

Banco do Brasil SA/Cayman (Cayman Islands) (U.S. Treasury Yield Curve CMT 10 year + 4.398%), 6.250%, 10/15/2168[3,4]	500,000	412,500

Banco Internacional del Peru SAA Interbank (Peru) (3 month LIBOR + 5.760%), 6.625%, 03/19/29[3]	50,000	52,376

	Principal Amount	Value

Banco Macro SA (Argentina)
(USD Swap 5 year + 5.463%), 6.750%, 11/04/26[3]	$650,000	$404,631
(USD Swap 5 year + 5.463%), 6.750%, 11/04/26[1,3]	200,000	129,000

Banco Mercantil del Norte SA/Grand Cayman (Cayman Islands)
(U.S. Treasury Yield Curve CMT 5 year + 5.035%), 6.875%, 10/06/68[3,4]	500,000	396,805
(U.S. Treasury Yield Curve CMT 10 year + 5.470%), 7.500%, 09/27/68[1,3,4]	200,000	164,670
(U.S. Treasury Yield Curve CMT 10 year + 5.353%), 7.625%, 10/06/68[3,4]	1,200,000	971,340

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico) 5.375%, 04/17/25[1]	400,000	411,500
(U.S. Treasury Yield Curve CMT 5 year + 2.995%), 5.950%, 10/01/28[1,3]	200,000	193,922

Banco Santander SA (Spain) (3 month LIBOR + 1.090%), 2.773%, 02/23/23[3]	600,000	577,770

Bancolombia SA (Colombia)
(U.S. Treasury Yield Curve CMT 5 year + 2.944%), 4.625%, 12/18/29[3]	900,000	781,875
(U.S. Treasury Yield Curve CMT 5 year + 2.929%), 4.875%, 10/18/27[3]	400,000	354,344

Bank of America Corp., MTN (3 month LIBOR + 1.210%), 3.974%, 02/07/30[3]	500,000	562,169

Bank of Montreal (Canada) (USD Swap 5 year + 1.432%), 3.803%, 12/15/32[3]	440,000	454,439

Bank of New Zealand (New Zealand) 3.500%, 02/20/24[1]	510,000	535,607

The Bank of Nova Scotia (Canada) 1.625%, 05/01/23	100,000	100,032
3.400%, 02/11/24	300,000	319,603

Bantrab Senior Trust (Cayman Islands) 9.000%, 11/14/20	150,000	147,376

Barclays PLC (United Kingdom) (3 month LIBOR + 1.380%), 3.072%, 05/16/24[3]	640,000	606,795

BBVA Bancomer SA/Texas
(U.S. Treasury Yield Curve CMT 5 year + 2.650%), 5.125%, 01/18/33[3]	1,100,000	955,680
(U.S. Treasury Yield Curve CMT 5 year + 3.000%), 5.350%, 11/12/29[3]	400,000	367,640

BDO Unibank, Inc., EMTN (Philippines) 2.950%, 03/06/23	1,000,000	995,071

BOC Aviation, Ltd. (Singapore) (3 month LIBOR + 1.125%), 2.357%, 09/26/23[1,3]	500,000	497,712

Boston Properties, LP 3.400%, 06/21/29	545,000	566,029

Capital One Financial Corp. (3 month LIBOR + 0.720%), 1.480%, 01/30/23[3]	229,000	217,870

The Charles Schwab Corp. 3.550%, 02/01/24	485,000	522,376

The accompanying notes are an integral part of these financial statements.
33

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Financials - 9.7% (continued)

Citigroup, Inc. (3 month LIBOR + 1.100%), 2.792%, 05/17/24[3]	$890,000	$874,719

Commonwealth Bank of Australia (Australia) 4.316%, 01/10/48[1]	535,000	568,921

Credit Acceptance Corp. 6.625%, 03/15/26	155,000	140,275

Credit Agricole SA/London (United Kingdom) 3.750%, 04/24/23[1]	545,000	572,507

Credit Suisse Group AG (Switzerland) (3 month LIBOR + 1.240%), 2.024%, 06/12/24[1,3]	430,000	413,656

Credito Real SAB de CV (Mexico) 9.500%, 02/07/26[1]	500,000	447,980

Credito Real SAB de CV SOFOM ER (Mexico) (U.S. Treasury Yield Curve CMT 5 year + 7.026%), 9.125%, 05/29/2168[3,4]	800,000	590,888

Crown Castle International Corp. 3.650%, 09/01/27	645,000	703,380
4.000%, 03/01/27	775,000	858,192

DBS Group Holdings, Ltd. (Singapore) (USD ICE Swap Rate 11:00 am NY 1 + 1.590%), 4.520%, 12/11/28[3]	200,000	210,922

DBS Group Holdings, Ltd., GMTN (Singapore) (USD Swap 5 year + 2.390%), 3.600%, 03/07/2169[3,4]	879,000	877,198

Discover Financial Services 4.100%, 02/09/27	770,000	771,620

Equitable Holdings, Inc. 3.900%, 04/20/23	560,000	582,504

ESH Hospitality, Inc. 5.250%, 05/01/25[1]	120,000	113,424

Gilex Holding Sarl (Colombia) 8.500%, 05/02/23[1]	200,000	166,962
8.500%, 05/02/23	450,000	375,664

Global Aircraft Leasing Co., Ltd. (Cayman Islands) 6.500%, 09/15/24[1,5]	135,000	82,478

Global Bank Corp. (Panama) 4.500%, 10/20/21	400,000	399,900

The Goldman Sachs Group, Inc. (3 month LIBOR + 1.170%), 2.862%, 05/15/26[3]	735,000	708,587

Grupo Aval, Ltd. (Cayman Islands) 4.375%, 02/04/30[1]	450,000	379,417
4.375%, 02/04/30	200,000	168,630
4.750%, 09/26/22	200,000	198,910

HSBC Holdings PLC (United Kingdom) (3 month LIBOR + 1.380%), 2.164%, 09/12/26[3]	950,000	915,926

Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.250%, 05/15/27	70,000	66,938

	Principal Amount	Value

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.250%, 05/15/26	$145,000	$143,161

Industrial Senior Trust (Cayman Islands) 5.500%, 11/01/22	400,000	403,300

Interoceanica IV Finance, Ltd. (Cayman Islands) 0.000%, 11/30/25[6]	1,205,153	1,094,776

Iron Mountain, Inc. 4.875%, 09/15/29[1]	105,000	101,146

iStar, Inc. 4.750%, 10/01/24	60,000	50,412

JPMorgan Chase & Co. (SOFRRATE + 2.040%), 2.522%, 04/22/31[3]	375,000	383,626

Lions Gate Capital Holdings LLC 6.375%, 02/01/24[1]	80,000	74,928

Lloyds Banking Group PLC (United Kingdom) (3 month LIBOR + 1.205%), 3.574%, 11/07/28[3]	630,000	661,918

Macquarie Group, Ltd. (Australia)
(3 month LIBOR + 1.023%), 3.189%, 11/28/23[1,3]	185,000	189,001
(3 month LIBOR + 1.330%), 4.150%, 03/27/24[1,3]	580,000	610,585

Malayan Banking Bhd (Malaysia) (USD Swap 5 year + 2.542%), 3.905%, 10/29/26[3]	1,000,000	1,003,510

Mexarrend SAPI de CV (Mexico) 10.250%, 07/24/24[1]	500,000	281,250

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.750%, 02/01/27	95,000	96,487

Mitsubishi UFJ Financial Group, Inc. (Japan) (3 month LIBOR + 0.740%), 2.320%, 03/02/23[3]	570,000	555,060

Morgan Stanley (3 month LIBOR + 1.340%), 3.591%, 07/22/28[3]	485,000	525,417

MPT Operating Partnership LP/MPT Finance Corp. 5.000%, 10/15/27	205,000	210,391

National Retail Properties, Inc. 2.500%, 04/15/30	235,000	207,532

Nationstar Mortgage Holdings, Inc. 6.000%, 01/15/27[1]	15,000	12,867
8.125%, 07/15/23[1]	115,000	110,998

Navient Corp. 5.000%, 03/15/27	55,000	46,654
6.500%, 06/15/22	175,000	170,406

NFP Corp. 6.875%, 07/15/25[1]	190,000	182,637

Operadora de Servicios Mega, S.A. de CV Sofom ER (Mexico) 8.250%, 02/11/25[1]	450,000	296,077

Prudential Financial, Inc. 3.905%, 12/07/47	275,000	297,056

The accompanying notes are an integral part of these financial statements.
34

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Financials - 9.7% (continued)

Public Storage 3.385%, 05/01/29	$520,000	$558,639

Radiant Access, Ltd. (Virgin Islands, British) 4.600%, 11/18/2168[4]	1,100,000	1,076,515

S.P.A.RC EM SPC Panama Metro Line 2 SP (Cayman Islands) 0.000%, 12/05/22[1,6]	885,233	811,812
0.000%, 12/05/22[6]	887,770	814,138

Simon Property Group LP 2.450%, 09/13/29	305,000	274,421

Springleaf Finance Corp. 5.375%, 11/15/29	50,000	41,742
6.625%, 01/15/28	25,000	22,179
6.875%, 03/15/25	59,000	56,165
7.125%, 03/15/26	5,000	4,658

Sprint Capital Corp. 6.875%, 11/15/28	245,000	296,205

Sumitomo Mitsui Financial Group, Inc. (Japan) (3 month LIBOR + 0.740%), 1.875%, 01/17/23[3]	880,000	855,984

SURA Asset Management SA (Colombia) 4.875%, 04/17/24	200,000	203,962

Synchrony Financial 3.950%, 12/01/27	635,000	585,514

Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.750%, 06/01/25[1]	115,000	112,269

Unifin Financiera SAB de CV (Mexico) (U.S. Treasury Yield Curve CMT 5 year + 6.308%), 8.875%, 07/29/2168[3,4]	1,600,000	856,000

United Overseas Bank, Ltd., EMTN (Singapore)
(USD Swap 5 year + 2.236%), 3.500%, 09/16/26[3]	1,000,000	1,005,300
(USD Swap 5 year + 1.794%), 3.875%, 04/19/69[3,4]	600,000	581,254

VICI Properties LP/VICI Note Co., Inc. 3.750%, 02/15/27[1]	15,000	14,021
4.125%, 08/15/30[1]	60,000	54,882

Wells Fargo & Co., MTN
(3 month LIBOR + 1.170%), 2.879%, 10/30/30[3]	290,000	297,086
(3 month LIBOR + 1.170%), 3.196%, 06/17/27[3]	245,000	259,310

Welltower, Inc. 3.950%, 09/01/23	525,000	536,863

WeWork Cos., Inc. 7.875%, 05/01/25[1]	40,000	16,450

Willis North America, Inc. 4.500%, 09/15/28	495,000	564,050

Total Financials		48,118,335

Industrials - 16.8%

AbbVie, Inc. 4.700%, 05/14/45	473,000	563,107

	Principal Amount	Value

Adani Ports & Special Economic Zone, Ltd. (India) 3.950%, 01/19/22	$400,000	$389,724

Advanced Drainage Systems, Inc. 5.000%, 09/30/27[1]	75,000	74,220

AECOM 5.125%, 03/15/27	70,000	71,722

Aeropuerto Internacional de Tocumen SA (Panama) 5.625%, 05/18/36	200,000	207,500

AI Candelaria Spain SLU (Spain) 7.500%, 12/15/28	250,000	228,650

Air Medical Group Holdings, Inc. 6.375%, 05/15/23[1]	90,000	84,357

Ajecorp BV (Netherlands) 6.500%, 05/14/22	200,000	175,910

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/27[1]	75,000	75,724

Alcoa Nederland Holding BV (Netherlands) 6.125%, 05/15/28[1]	200,000	194,430

Allison Transmission, Inc. 5.000%, 10/01/24[1]	209,000	201,936

Altice France, S.A. (France) 7.375%, 05/01/26[1]	200,000	209,930

Altria Group, Inc. 4.800%, 02/14/29	510,000	570,442

American Axle & Manufacturing, Inc. 6.250%, 03/15/26	65,000	48,887

Anglo American Capital PLC (United Kingdom) 4.500%, 03/15/28[1]	615,000	632,398

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc. 4.900%, 02/01/46	100,000	115,062

Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/48	385,000	426,124

Antero Midstream Partners, LP/Antero Midstream Finance Corp. 5.750%, 03/01/27[1]	59,000	44,032

Anthem, Inc. 2.375%, 01/15/25	255,000	262,632

Apple, Inc. 4.650%, 02/23/46	495,000	673,341

APT Pipelines, Ltd. (Australia) 4.250%, 07/15/27[1]	1,000,000	1,048,207

Aramark Services, Inc. 6.375%, 05/01/25[1]	80,000	83,400

Arconic Corp. 6.000%, 05/15/25[7]	30,000	30,413

The accompanying notes are an integral part of these financial statements.
35

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 16.8% (continued)

Arconic Corp. 6.125%, 02/15/28[1]	$115,000	$110,147

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland) 6.000%, 02/15/25[1]	200,000	201,424

Arrow Electronics, Inc. 3.875%, 01/12/28	295,000	295,426

Asbury Automotive Group, Inc. 4.500%, 03/01/28[1]	22,000	18,611
4.750%, 03/01/30[1]	20,000	16,882

Ascend Learning LLC 6.875%, 08/01/25[1]	30,000	29,919
6.875%, 08/01/25[1]	170,000	169,541

ASGN, Inc. 4.625%, 05/15/28[1]	60,000	55,611

AstraZeneca PLC (United Kingdom) 6.450%, 09/15/37	410,000	607,120

AT&T, Inc. 5.250%, 03/01/37	735,000	873,467
6.375%, 03/01/41	75,000	102,099

B&G Foods, Inc. 5.250%, 04/01/25	60,000	61,062
5.250%, 09/15/27	45,000	45,640

Baidu, Inc. (China) 3.425%, 04/07/30	200,000	209,384

Banff Merger Sub, Inc. 9.750%, 09/01/26[1]	30,000	27,114

BAT Capital Corp. 3.462%, 09/06/29	815,000	834,968

Bausch Health Cos., Inc. 5.000%, 01/30/28[1]	80,000	76,984
5.250%, 01/30/30[1]	80,000	79,600
7.000%, 01/15/28[1]	140,000	145,901

Beacon Escrow Corp. 4.875%, 11/01/25[1]	120,000	106,674

Beacon Roofing Supply, Inc. 4.500%, 11/15/26[1]	50,000	47,908

Becton Dickinson and Co. 2.894%, 06/06/22	835,000	857,279

Bombardier, Inc. (Canada) 6.000%, 10/15/22[1]	65,000	49,156
7.875%, 04/15/27[1]	45,000	29,421

Boyd Gaming Corp. 4.750%, 12/01/27[1]	115,000	99,601

Boyne USA, Inc. 7.250%, 05/01/25[1]	215,000	216,569

Braskem Idesa SAPI (Mexico) 7.450%, 11/15/29[1]	600,000	454,110

Bristol-Myers Squibb Co. 4.350%, 11/15/47[1]	425,000	548,520

	Principal Amount	Value

Builders FirstSource, Inc. 5.000%, 03/01/30[1]	$80,000	$69,024
6.750%, 06/01/27[1]	36,000	37,336

Burlington Northern Santa Fe LLC 3.050%, 02/15/51	290,000	303,202

C&W Senior Financing DAC (Ireland) 6.875%, 09/15/27	600,000	595,980

Camelot Finance, S.A. (Luxembourg) 4.500%, 11/01/26[1]	25,000	25,305

Campbell Soup Co. 2.375%, 04/24/30	155,000	156,888

Canacol Energy, Ltd. (Canada) 7.250%, 05/03/25[1]	200,000	191,462
7.250%, 05/03/25	1,300,000	1,244,503

Carnival Corp. 11.500%, 04/01/23[1]	95,000	99,483

Carrier Global Corp. 3.377%, 04/05/40[1]	355,000	318,310

Carvana Co. 8.875%, 10/01/23[1]	40,000	39,350

Castle US Holding Corp. 9.500%, 02/15/28[1]	35,000	33,065

Catalent Pharma Solutions, Inc. 5.000%, 07/15/27[1]	130,000	133,204

CCO Holdings LLC/CCO Holdings Capital Corp. 4.500%, 08/15/30[1]	70,000	70,679
4.750%, 03/01/30[1]	150,000	153,697
5.000%, 02/01/28[1]	170,000	175,890
5.750%, 02/15/26[1]	155,000	162,324

CDK Global, Inc. 5.875%, 06/15/26	45,000	47,347

Cedar Fair LP 5.250%, 07/15/29[1]	110,000	95,111

Cemex SAB de CV (Mexico) 6.125%, 05/05/25	200,000	181,040
7.750%, 04/16/26	200,000	187,530

Cengage Learning, Inc. 9.500%, 06/15/24[1,2]	70,000	37,611

Centene Corp. 3.375%, 02/15/30[1]	70,000	70,830
4.250%, 12/15/27[1]	90,000	94,581

Century Communities, Inc. 6.750%, 06/01/27	70,000	60,606

CenturyLink, Inc. 4.000%, 02/15/27[1]	70,000	68,338
5.125%, 12/15/26[1]	80,000	76,300

Charles River Laboratories International, Inc. 4.250%, 05/01/28[1]	70,000	70,938

Charter Communications Operating LLC/Charter Communications Operating Capital 4.908%, 07/23/25	535,000	603,761

The accompanying notes are an integral part of these financial statements.
36

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 16.8% (continued)

Cheniere Energy Partners LP 5.250%, 10/01/25	$145,000	$139,316
5.625%, 10/01/26	80,000	76,824

Cigna Corp. (3 month LIBOR + 0.890%), 2.109%, 07/15/23[3]	275,000	266,674
4.900%, 12/15/48	265,000	342,423

Clean Harbors, Inc. 4.875%, 07/15/27[1]	125,000	130,122
5.125%, 07/15/29[1]	30,000	30,738

Clear Channel Worldwide Holdings, Inc. 9.250%, 02/15/24[1]	29,000	24,293

CNOOC Finance 2015 USA LLC 3.750%, 05/02/23	590,000	619,547

CNX Midstream Partners LP/CNX Midstream Finance Corp. 6.500%, 03/15/26[1]	100,000	83,040

Comcast Corp. 3.400%, 04/01/30	275,000	308,645
3.950%, 10/15/25	490,000	553,067

CommScope, Inc. 5.500%, 03/01/24[1]	75,000	75,390
6.000%, 03/01/26[1]	40,000	40,186

Constellation Brands, Inc. 2.875%, 05/01/30	30,000	30,537
3.150%, 08/01/29	140,000	144,676

Constellation Merger Sub, Inc. 8.500%, 09/15/25[1,2]	85,000	52,896

Corning, Inc. 4.375%, 11/15/57	285,000	310,090

Corp Nacional del Corbe de Chile (Chile) 3.750%, 01/15/31	300,000	305,094

Cosan Overseas, Ltd. (Cayman Islands) 8.250%, 02/05/2169[4]	2,000,000	1,960,000

Costco Wholesale Corp. 1.750%, 04/20/32	100,000	99,716

CRC Escrow Issuer LLC/CRC Finco, Inc. 5.250%, 10/15/25[1]	95,000	75,197

CSI Compressco, LP/CSI Compressco Finance, Inc. 7.500%, 04/01/25[1]	130,000	85,449

CSN Islands XII Corp. (Brazil) 7.000%, 12/23/2168[4]	750,000	456,457

CSN Resources SA (Brazil) 7.625%, 04/17/26[1,2]	300,000	214,380

CSX Corp. 3.800%, 11/01/46	505,000	569,930

CVS Health Corp. 5.050%, 03/25/48	245,000	309,333

Dana Financing Luxembourg Sarl (Luxembourg) 5.750%, 04/15/25[1]	70,000	64,036

	Principal Amount	Value

Dana, Inc. 5.375%, 11/15/27[2]	$25,000	$22,219

Dealer Tire LLC/DT Issuer LLC 8.000%, 02/01/28[1]	25,000	18,844

Delek & Avner Tamar Bond, Ltd. (Israel) 5.082%, 12/30/23[1]	100,000	96,432

Delek & Avner Tamar Bond, Ltd. (Israel) 5.412%, 12/30/25[1]	300,000	287,136

Delta Air Lines, Inc. 3.800%, 04/19/23	585,000	502,736
7.000%, 05/01/25[1]	25,000	25,649

Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375%, 08/15/26[1]	90,000	68,823

Diamondback Energy, Inc. 2.875%, 12/01/24	135,000	123,760

Digicel Group Two, Ltd. PIK (Jamaica) 9.125%, 04/01/24[1,5]	1,622,912	89,260

DISH DBS Corp. 5.875%, 11/15/24	75,000	72,528

The Dun & Bradstreet Corp. 6.875%, 08/15/26[1]	55,000	58,146
10.250%, 02/15/27[1]	40,000	43,686

DuPont de Nemours, Inc. 5.419%, 11/15/48	235,000	302,094

DXC Technology Co. 4.000%, 04/15/23	90,000	90,141
4.125%, 04/15/25	200,000	202,004

Ecopetrol, S.A. (Colombia) 6.875%, 04/29/30	450,000	465,196

Eldorado Resorts, Inc. 6.000%, 04/01/25	105,000	101,346

Eli Lilly and Co. 2.250%, 05/15/50[7]	1,140,000	1,089,084

Embarq Corp. 7.995%, 06/01/36	75,000	77,584

Empresa de Transporte de Pasajeros Metro SA (Chile) 5.000%, 01/25/47[1]	1,150,000	1,223,140

Empresa Nacional de Telecomunicaciones SA (Chile) 4.875%, 10/30/24	600,000	616,085

ENA Norte Trust (Panama) 4.950%, 04/25/23	897,837	891,112

Enable Midstream Partners LP 4.400%, 03/15/27	280,000	217,191

Encompass Health Corp. 4.500%, 02/01/28	35,000	35,229
4.750%, 02/01/30	10,000	10,048

Energizer Holdings, Inc. 7.750%, 01/15/27[1]	75,000	79,961

The accompanying notes are an integral part of these financial statements.
37

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 16.8% (continued)

Energy Transfer LP 4.200%, 04/15/27	$30,000	$28,349
4.750%, 01/15/26	490,000	487,899

Envision Healthcare Corp. 8.750%, 10/15/26[1]	50,000	16,969

EOG Resources, Inc. 4.375%, 04/15/30	95,000	106,176

EQT Corp. 6.125%, 02/01/25[3]	5,000	4,794

Exelon Corp. 3.400%, 04/15/26	1,000,000	1,087,673

Expedia, Inc. 3.800%, 02/15/28	280,000	243,077

Exterran Energy Solutions, LP/EES Finance Corp 8.125%, 05/01/25	95,000	57,475

Extraction Oil & Gas, Inc. 5.625%, 02/01/26[1]	45,000	7,745

Exxon Mobil Corp. 2.610%, 10/15/30	225,000	234,815
4.227%, 03/19/40	140,000	166,404

FedEx Corp. 4.750%, 11/15/45	270,000	296,863

Fermaca Enterprises S de RL de CV (Mexico) 6.375%, 03/30/38[1]	215,442	213,288

Fideicomiso PA Pacifico Tres (Colombia) 8.250%, 01/15/35	200,000	205,200

Flex Acquisition Co, Inc. 6.875%, 01/15/25[1]	125,000	121,837

Ford Motor Co. 7.450%, 07/16/31	80,000	67,400
9.000%, 04/22/25	35,000	34,213

Ford Motor Credit Co. LLC, GMTN 4.389%, 01/08/26	200,000	173,500
5.750%, 02/01/21	200,000	197,500

Foresight Energy LLC/Foresight Energy Finance Corp. 11.500%, 04/01/23[1,8]	180,000	900

Freeport-McMoRan, Inc. 5.400%, 11/14/34	700,000	662,060
5.450%, 03/15/43	100,000	92,685

Frontdoor, Inc. 6.750%, 08/15/26[1]	150,000	156,690

Frontier Communications Corp. 7.125%, 01/15/23[8]	55,000	15,194
8.000%, 04/01/27[1,8]	55,000	56,339
8.500%, 04/15/20[8]	30,000	8,181
8.500%, 04/01/26[1,8]	45,000	41,834

FTS International, Inc. 6.250%, 05/01/22	62,000	15,965

Garda World Security Corp. (Canada) 4.625%, 02/15/27[1]	125,000	121,094

	Principal Amount	Value

Gates Global LLC/Gates Corp. 6.250%, 01/15/26[1]	$80,000	$73,177

General Electric Co., MTN 5.875%, 01/14/38	245,000	279,042

General Motors Co. (3 month LIBOR + 0.800%), 2.542%, 08/07/20[3]	210,000	208,446

General Motors Financial Co, Inc. (3 month LIBOR + 0.990%), 2.363%, 01/05/23[3]	690,000	607,017

Genesys Telecommunications Laboratories, Inc. 10.000%, 11/30/24[1]	220,000	232,694

Geopark, Ltd. (Chile) 6.500%, 09/21/24[2]	1,400,000	1,018,780

GFL Environmental, Inc. (Canada) 4.250%, 06/01/25[1]	30,000	30,225
5.125%, 12/15/26[1]	95,000	99,394
8.500%, 05/01/27[1]	33,000	36,163

Globo Comunicacao e Participacoes, S.A. (Brazil) 4.843%, 06/08/25	500,000	465,530
4.875%, 01/22/30[1]	200,000	178,880

GNL Quintero SA (Chile) 4.634%, 07/31/29	650,000	678,177

Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.875%, 05/01/24[1]	90,000	74,268

Gohl Capital, Ltd. (Isle of Man) 4.250%, 01/24/27	650,000	623,988

Golden Entertainment, Inc. 7.625%, 04/15/26[1]	65,000	49,462

Golden Nugget, Inc. 6.750%, 10/15/24[1]	180,000	141,525
8.750%, 10/01/25[1]	30,000	16,988

Gran Tierra Energy International Holdings, Ltd. (Cayman Islands) 6.250%, 02/15/25	1,126,000	252,686

Gran Tierra Energy, Inc. (Canada) 7.750%, 05/23/27[1]	200,000	48,875

Gray Television, Inc. 5.125%, 10/15/24[1]	55,000	54,461
7.000%, 05/15/27[1]	90,000	91,066

Griffon Corp. 5.750%, 03/01/28	75,000	71,790

GrubHub Holdings, Inc. 5.500%, 07/01/27[1]	45,000	42,284

Grupo Idesa SA de CV (Mexico) 7.875%, 12/18/20	400,000	182,004

GTT Communications, Inc. 7.875%, 12/31/24[1]	80,000	48,300

Gulfport Energy Corp. 6.375%, 05/15/25	100,000	47,750

GW Honos Security Corp. (Canada) 8.750%, 05/15/25[1]	130,000	129,512

The accompanying notes are an integral part of these financial statements.
38

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 16.8% (continued)

Halliburton Co. 2.920%, 03/01/30[2]	$295,000	$239,230

Hasbro, Inc. 3.500%, 09/15/27	565,000	541,450

HCA, Inc. 4.125%, 06/15/29	280,000	301,854
5.375%, 09/01/26	190,000	206,872

Hess Midstream Operations LP 5.125%, 06/15/28[1]	115,000	101,125
5.625%, 02/15/26[1]	85,000	79,543

Hexion, Inc. 7.875%, 07/15/27[1]	55,000	50,122

H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.500%, 06/01/26[1]	90,000	76,324

Hilcorp Energy I, LP/Hilcorp Finance Co. 6.250%, 11/01/28[1,2]	105,000	55,083

Hill-Rom Holdings, Inc. 4.375%, 09/15/27[1]	60,000	61,176

Hilton Domestic Operating Co., Inc. 5.375%, 05/01/25[1]	5,000	5,038
5.750%, 05/01/28[1]	5,000	5,088

The Home Depot, Inc. 3.900%, 06/15/47	260,000	307,184

Horizon Therapeutics USA, Inc. 5.500%, 08/01/27[1]	200,000	208,930

Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru) 6.375%, 06/01/28	500,000	388,575

Hyundai Capital America 2.650%, 02/10/25[1]	565,000	526,435

IAA, Inc. 5.500%, 06/15/27[1]	115,000	115,282

iHeartCommunications, Inc. 5.250%, 08/15/27[1]	60,000	53,829
8.375%, 05/01/27	15,000	12,595

Imperial Brands Finance PLC (United Kingdom) 3.500%, 07/26/26[1]	290,000	288,819

Indian Oil Corp., Ltd. (India) 5.750%, 08/01/23	300,000	307,656

Indigo Natural Resources LLC 6.875%, 02/15/26[1]	55,000	51,497

Installed Building Products, Inc. 5.750%, 02/01/28[1]	85,000	82,203

Intelsat Jackson Holdings SA (Luxembourg) 5.500%, 08/01/23	85,000	46,608
8.500%, 10/15/24[1]	80,000	46,816

The Interpublic Group of Cos, Inc. 5.400%, 10/01/48	350,000	366,903

Inversiones CMPC SA (Chile) 4.750%, 09/15/24	200,000	210,351

	Principal Amount	Value

IRB Holding Corp. 6.750%, 02/15/26[1]	$110,000	$92,081

JBS USA LUX, S.A./JBS USA Finance, Inc. 5.750%, 06/15/25[1]	15,000	15,263
5.875%, 07/15/24[1]	25,000	25,579

JBS USA LUX, S.A./JBS USA Food Co./JBS USA Finance, Inc. 5.500%, 01/15/30[1]	35,000	35,600
6.500%, 04/15/29[1]	65,000	68,712

Jeld-Wen, Inc. 4.625%, 12/15/25[1]	115,000	103,178

John Deere Capital Corp., MTN 3.450%, 01/10/24	250,000	269,232

JSL Europe, S.A. (Luxembourg) 7.750%, 07/26/24	650,000	599,625

KAR Auction Services, Inc. 5.125%, 06/01/25[1]	160,000	138,834

The Kenan Advantage Group Inc. 7.875%, 07/31/23[1,2]	15,000	12,658

Keurig Dr Pepper, Inc. 3.800%, 05/01/50	75,000	79,882

Kinder Morgan Energy Partners L.P., MTN 6.950%, 01/15/38	430,000	512,735

Kraft Heinz Foods Co. 3.950%, 07/15/25	110,000	115,249
5.000%, 07/15/35	80,000	85,945
5.200%, 07/15/45	225,000	231,204

Kraton Polymers LLC/Kraton Polymers Capital Corp. 7.000%, 04/15/25[1]	85,000	82,195

Kratos Defense & Security Solutions, Inc. 6.500%, 11/30/25[1]	90,000	88,443

The Kroger Co. 3.400%, 04/15/22	510,000	529,644

Kronos Acquisition Holdings, Inc. (Canada) 9.000%, 08/15/23[1]	95,000	83,066

LAM RESEARCH CORP 2.875%, 06/15/50	250,000	249,342

Latam Finance, Ltd. (Cayman Islands) 6.875%, 04/11/24	500,000	212,500
7.000%, 03/01/26[1]	500,000	209,800

Level 3 Financing, Inc. 4.625%, 09/15/27[1]	90,000	89,586

LifePoint Health, Inc. 4.375%, 02/15/27[1]	80,000	75,700
6.750%, 04/15/25[1]	40,000	41,316

Live Nation Entertainment, Inc. 5.625%, 03/15/26[1]	180,000	159,678

Lockheed Martin Corp. 4.700%, 05/15/46	269,000	369,035

LTF Merger Sub, Inc. 8.500%, 06/15/23[1]	150,000	121,095

The accompanying notes are an integral part of these financial statements.
39

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 16.8% (continued)

M/I Homes, Inc. 4.950%, 02/01/28[1]	$70,000	$61,688

Marathon Petroleum Corp. 5.125%, 12/15/26	490,000	497,077

Marriott Ownership Resorts, Inc./ILG LLC 6.500%, 09/15/26	125,000	119,025

Marvell Technology Group, Ltd. 4.200%, 06/22/23	590,000	611,357

Masonite International Corp. 5.750%, 09/15/26[1]	145,000	141,679

Match Group, Inc. 5.000%, 12/15/27[1,2]	150,000	158,115

Mattamy Group Corp. (Canada) 4.625%, 03/01/30[1]	75,000	67,616

McDonald’s Corp. 3.600%, 07/01/30	135,000	152,478
4.450%, 03/01/47	245,000	300,836

Medco Bell Pte, Ltd. (Singapore) 6.375%, 01/30/27[1]	200,000	120,744

MEG Energy Corp. (Canada) 7.000%, 03/31/24[1]	36,000	25,747
7.125%, 02/01/27[1]	120,000	83,550

Merck & Co., Inc. 3.400%, 03/07/29	520,000	600,107

MGM Resorts International 5.750%, 06/15/25	46,000	44,448
6.750%, 05/01/25[7]	80,000	78,810

Micron Technology, Inc. 2.497%, 04/24/23	255,000	259,912

Millicom International Cellular SA (Luxembourg) 6.000%, 03/15/25	200,000	197,400
6.625%, 10/15/26	500,000	509,150

Minerva Luxembourg SA (Luxembourg) 5.875%, 01/19/28	500,000	462,775
6.500%, 09/20/26	200,000	192,580

Mondelez International, Inc. 1.500%, 05/04/25	175,000	174,062
2.125%, 04/13/23	75,000	76,402

Moss Creek Resources Holdings, Inc. 7.500%, 01/15/26[1]	80,000	27,368

MPH Acquisition Holdings LLC 7.125%, 06/01/24[1]	90,000	80,772

MSCI, Inc. 3.625%, 09/01/30[1]	20,000	20,344

Murphy Oil USA, Inc. 4.750%, 09/15/29	55,000	56,889

Nabors Industries, Ltd. 7.250%, 01/15/26[1]	60,000	23,175

NCL Corp., Ltd. 3.625%, 12/15/24[1]	120,000	77,850

	Principal Amount	Value

Netflix, Inc. 5.375%, 11/15/29[1]	$45,000	$49,631
5.875%, 02/15/25	55,000	60,942

Network i2i, Ltd. (India) (U.S. Treasury Yield Curve CMT 5 year + 4.277%), 5.650%, 04/15/2168[1,3,4]	400,000	358,000

Nexa Resources SA (Brazil) 5.375%, 05/04/27	200,000	185,420

Nexstar Broadcasting, Inc. 5.625%, 07/15/27[1]	60,000	57,579

NGL Energy Partners LP / NGL Energy Finance Corp. 7.500%, 04/15/26[2]	50,000	32,798

Nordstrom, Inc. 8.750%, 05/15/25[1]	20,000	21,479

Northrop Grumman Corp. 5.150%, 05/01/40	335,000	446,740

Novelis Corp. 4.750%, 01/30/30[1]	40,000	35,788

NuStar Logistics LP 6.000%, 06/01/26	100,000	91,845

Nutrien, Ltd. (Canada) 4.200%, 04/01/29	380,000	431,455

NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands) 3.875%, 06/18/26[1]	265,000	277,965

OAS Finance, Ltd. (Virgin Islands, British)
(U.S. Treasury Yield Curve CMT 5 year + 8.186%), 8.875%, 07/25/68[1,4,8,9]	400,000	3,000
(U.S. Treasury Yield Curve CMT 5 year + 8.186%), 8.875%, 07/25/68[4,8,9]	600,000	4,500

Oasis Petroleum, Inc. 6.250%, 05/01/26[1]	65,000	8,860
6.875%, 03/15/22	95,000	14,725

Occidental Petroleum Corp. 2.700%, 08/15/22[2]	75,000	65,625
3.500%, 08/15/29	135,000	95,202
Series 1 4.100%, 02/01/21	70,000	66,850

Oleoducto Central, S.A. (Colombia) 4.000%, 05/07/21	200,000	200,750

ONEOK, Inc. 3.400%, 09/01/29	150,000	125,673

Oracle Corp. 3.850%, 04/01/60	315,000	368,530

Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics, S.A. 7.250%, 02/01/28[1]	75,000	67,781

Owens Corning 4.400%, 01/30/48	295,000	286,697

Packaging Corp of America 3.400%, 12/15/27	225,000	240,488

The accompanying notes are an integral part of these financial statements.
40

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 16.8% (continued)

Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 6.250%, 05/15/26[1]	$85,000	$85,637
8.500%, 05/15/27[1]	45,000	38,347

Par Petroleum LLC/Petroleum Finance Corp. 7.750%, 12/15/25[1]	160,000	113,968

Parkland Fuel Corp. (Canada) 5.875%, 07/15/27[1]	95,000	91,642

Parsley Energy LLC/Parsley Finance Corp. 5.625%, 10/15/27[1]	110,000	94,561

PBF Holding Co. LLC/PBF Finance Corp. 6.000%, 02/15/28[1]	45,000	32,317

Peabody Energy Corp. 6.000%, 03/31/22[1,2]	80,000	59,700

Penn National Gaming, Inc. 5.625%, 01/15/27[1]	120,000	100,452

Penske Truck Leasing Co. LP/PTL Finance Corp. 4.200%, 04/01/27[1]	245,000	259,376

Performance Food Group, Inc. 5.500%, 10/15/27[1]	115,000	109,977

Peru LNG Srl (Peru) 5.375%, 03/22/30	600,000	338,160

Petrobras Global Finance BV (Netherlands) 5.750%, 02/01/29	700,000	671,125

Petronas Capital, Ltd. (Malaysia) 3.500%, 04/21/30[1]	200,000	209,707

PetSmart, Inc. 5.875%, 06/01/25[1]	61,000	61,839
7.125%, 03/15/23[1]	110,000	104,912

Pilgrim’s Pride Corp. 5.875%, 09/30/27[1]	110,000	111,826

Polaris Intermediate Corp., PIK 8.500%, 12/01/22[1,2,5]	115,000	97,031

Post Holdings, Inc. 4.625%, 04/15/30[1]	100,000	98,624
5.500%, 12/15/29[1]	25,000	25,241

Prime Security Services Borrower LLC/Prime Finance, Inc. 6.250%, 01/15/28[1]	60,000	54,225

PSA Treasury Pte Ltd. 2.125%, 09/05/29	200,000	200,636

QEP Resources, Inc. 5.250%, 05/01/23[2]	75,000	25,406

5.625%, 03/01/26	75,000	24,660

Radiate Holdco LLC/Radiate Finance, Inc. 6.875%, 02/15/23[1]	10,000	9,873

Radiology Partners, Inc. 9.250%, 02/01/28[1]	85,000	81,494

Refinitiv US Holdings, Inc. 6.250%, 05/15/26[1]	95,000	101,697

	Principal Amount	Value

Refinitiv US Holdings, Inc. 8.250%, 11/15/26[1]	$100,000	$108,750

Resideo Funding, Inc. 6.125%, 11/01/26[1,2]	135,000	118,975

Riverbed Technology, Inc. 8.875%, 03/01/23[1]	55,000	33,825

Royal Caribbean Cruises, Ltd. 3.700%, 03/15/28	115,000	75,312

Sabine Pass Liquefaction LLC 5.000%, 03/15/27	315,000	323,107

Sabre GLBL, Inc. 9.250%, 04/15/25[1]	25,000	26,531

SACI Falabella (Chile) 3.750%, 04/30/23	900,000	906,742

SBA Tower Trust 3.168%, 04/11/22[1]	400,000	405,837

Schweitzer-Mauduit International, Inc. 6.875%, 10/01/26[1]	90,000	89,757

Science Applications International Corp. 4.875%, 04/01/28[1]	35,000	34,440

Scientific Games International, Inc. 5.000%, 10/15/25[1]	115,000	101,148
8.250%, 03/15/26[1]	45,000	34,187

The Scotts Miracle-Gro Co. 4.500%, 10/15/29	85,000	83,410

Scripps Escrow, Inc. 5.875%, 07/15/27[1]	60,000	50,979

Select Medical Corp. 6.250%, 08/15/26[1]	175,000	167,930

Shire Acquisitions Investments (Ireland) 2.875%, 09/23/23	535,000	557,051

Silgan Holdings, Inc. 4.125%, 02/01/28[1]	110,000	108,762

Sirius XM Radio, Inc. 5.500%, 07/01/29[1]	65,000	68,874

Six Flags Entertainment Corp. 4.875%, 07/31/24[1]	125,000	110,675

Six Flags Theme Parks, Inc. 7.000%, 07/01/25[1]	45,000	46,791

Smithfield Foods, Inc. 4.250%, 02/01/27[1]	580,000	565,409

Sociedad Quimica y Minera de Chile SA (Chile) 4.375%, 01/28/25	200,000	205,662

Spectrum Brands, Inc. 5.000%, 10/01/29[1]	75,000	72,158

Sprint Corp. 7.125%, 06/15/24	235,000	265,009

Staples, Inc. 7.500%, 04/15/26[1]	65,000	51,656

The accompanying notes are an integral part of these financial statements.
41

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 16.8% (continued)

Staples, Inc. 10.750%, 04/15/27[1]	$25,000	$14,366

Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands) 7.000%, 07/15/26[1]	135,000	139,408

Stevens Holding Co, Inc. 6.125%, 10/01/26[1]	110,000	111,023

SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.500%, 06/15/25[1]	175,000	134,531

Sunoco Logistics Partners Operations LP 3.900%, 07/15/26	1,000,000	944,888

Sunoco LP/Sunoco Finance Corp. 5.500%, 02/15/26	120,000	116,652
6.000%, 04/15/27	60,000	58,848

Sydney Airport Finance Co. Pty, Ltd. (Australia) 3.375%, 04/30/25[1]	990,000	992,168

Syngenta Finance, N.V. (Netherlands) 5.676%, 04/24/48	1,600,000	1,576,268

Sysco Corp. 3.300%, 02/15/50	325,000	271,561

Tapstone Energy LLC/Tapstone Energy Finance Corp. 9.750%, 06/01/22[1,8]	60,000	645

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.875%, 04/15/26	105,000	93,681
6.500%, 07/15/27	60,000	54,375

Target Corp. 3.375%, 04/15/29	570,000	644,206

Tecnoglass, Inc. (Colombia) 8.200%, 01/31/22	200,000	149,110

Telefonica Celular del Paraguay SA (Paraguay) 5.875%, 04/15/27[1]	450,000	441,000

Telesat Canada/Telesat LLC (Canada) 4.875%, 06/01/27[1]	75,000	73,594
6.500%, 10/15/27[1]	60,000	56,829

Tempur Sealy International Inc. 5.500%, 06/15/26	194,000	185,792

Tenet Healthcare Corp. 4.875%, 01/01/26[1]	110,000	109,279
5.125%, 11/01/27[1]	45,000	44,579
6.250%, 02/01/27[1]	120,000	118,530
7.000%, 08/01/25[2]	110,000	102,828

Terrier Media Buyer, Inc. 8.875%, 12/15/27[1]	30,000	24,938

Tervita Corp. (Canada) 7.625%, 12/01/21[1]	105,000	69,893

Texas Instruments, Inc. 1.750%, 05/04/30[7]	140,000	139,893

	Principal Amount	Value

The Hillman Group, Inc. 6.375%, 07/15/22[1]	$25,000	$19,051

Titan Acquisition, Ltd. / Titan Co-Borrower LLC (Canada) 7.750%, 04/15/26[1]	30,000	28,074

T-Mobile USA, Inc. 3.500%, 04/15/25[1]	110,000	116,022

TransDigm, Inc. 5.500%, 11/15/27[1]	70,000	59,476
6.250%, 03/15/26[1]	120,000	118,014
6.375%, 06/15/26	90,000	77,436
8.000%, 12/15/25[1]	20,000	20,900

Transocean Guardian, Ltd. (Cayman Islands) 5.875%, 01/15/24[1]	66,801	52,105

Transocean Poseidon, Ltd. (Cayman Islands) 6.875%, 02/01/27[1]	105,000	84,000

Transocean Proteus, Ltd. (Cayman Islands) 6.250%, 12/01/24[1]	98,000	84,329

Transocean, Inc. 8.000%, 02/01/27[1]	60,000	23,700

Trident TPI Holdings, Inc. 6.625%, 11/01/25[1]	80,000	63,616

Triumph Group, Inc. 6.250%, 09/15/24[1]	35,000	27,832
7.750%, 08/15/25[2]	53,000	34,771

Twin River Worldwide Holdings, Inc. 6.750%, 06/01/27[1]	135,000	108,283

Uber Technologies, Inc. 7.500%, 09/15/27[1]	40,000	41,056
8.000%, 11/01/26[1]	75,000	77,311

United Rentals North America, Inc. 4.000%, 07/15/30	70,000	66,196
5.250%, 01/15/30	20,000	20,143
6.500%, 12/15/26	70,000	72,951

Univision Communications, Inc. 5.125%, 05/15/23[1]	30,000	28,688

UPL Corp, Ltd. (Mauritius) 3.250%, 10/13/21	1,100,000	1,072,610

US Foods, Inc. 6.250%, 04/15/25[1]	5,000	5,138

USA Compression Partners LP/USA Compression Finance Corp. 6.875%, 09/01/27	170,000	140,190

Vedanta Resources Finance II PLC (United Kingdom) 9.250%, 04/23/26[1]	200,000	83,000

Vedanta Resources PLC (India) 6.125%, 08/09/24	1,800,000	670,155

Verizon Communications, Inc. 4.400%, 11/01/34	500,000	609,142

Verscend Escrow Corp. 9.750%, 08/15/26[1]	148,000	155,222

The accompanying notes are an integral part of these financial statements.
42

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 16.8% (continued)

Viking Cruises, Ltd. 5.875%, 09/15/27[1]	$205,000	$140,493

Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.750%, 04/15/23[1]	35,000	18,900

Viper Energy Partners LP 5.375%, 11/01/27[1]	75,000	67,474

Vizient, Inc. 6.250%, 05/15/27[1]	70,000	74,046

Volkswagen Group of America Finance LLC 4.250%, 11/13/23[1]	615,000	645,116

VTR Finance BV (Chile) 6.875%, 01/15/24	700,000	700,287

Waste Management, Inc. 4.000%, 07/15/39	525,000	630,170

Waste Pro USA, Inc. 5.500%, 02/15/26[1]	75,000	74,685

Weatherford International, Ltd. 11.000%, 12/01/24[1]	4,000	2,945

West Street Merger Sub, Inc. 6.375%, 09/01/25[1]	95,000	89,181

Western Midstream Operating LP 3.100%, 02/01/25[3]	70,000	64,225
4.050%, 02/01/30[3]	75,000	68,813

Whiting Petroleum Corp. 6.625%, 01/15/26[8]	145,000	15,414

The William Carter Co. 5.625%, 03/15/27[1]	100,000	101,956

Wolverine Escrow LLC 9.000%, 11/15/26[1]	50,000	34,895

WPX Energy, Inc. 4.500%, 01/15/30[2]	95,000	77,900
5.250%, 10/15/27	85,000	74,345

WRKCo, Inc. 3.750%, 03/15/25	500,000	528,990

Yum! Brands, Inc. 4.750%, 01/15/30[1]	75,000	76,849
7.750%, 04/01/25[1]	35,000	38,242

Zayo Group Holdings, Inc. 4.000%, 03/01/27[1]	85,000	82,835
6.125%, 03/01/28[1]	35,000	33,153

Total Industrials		83,406,738

Utilities - 4.0%

AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It (Netherlands) 7.950%, 05/11/26	200,000	174,252

AES Andres/Dominican Power Partners/Empresa Generadora De Electricidad IT (Netherlands) 7.950%, 05/11/26[1]	1,000,000	871,260

	Principal Amount	Value

AES Gener SA (Chile)
(U.S. Treasury Yield Curve CMT 5 year + 4.917%), 6.350%, 10/07/79[1,3]	$200,000	$187,252
(U.S. Treasury Yield Curve CMT 5 year + 4.917%), 6.350%, 10/07/79[3]	200,000	187,252
(USD Swap 5 year + 4.644%), 7.125%, 03/26/79[1,3]	900,000	861,243
(USD Swap 5 year + 4.644%), 7.125%, 03/26/79[3]	600,000	575,575

American Electric Power Co, Inc. Series F 2.950%, 12/15/22	1,300,000	1,346,212

American Water Capital Corp. 3.400%, 03/01/25	775,000	838,002

The Brooklyn Union Gas Co. 4.487%, 03/04/49[1]	510,000	623,826

Calpine Corp. 4.500%, 02/15/28[1]	55,000	53,501
5.125%, 03/15/28[1]	35,000	34,344
5.250%, 06/01/26[1]	70,000	71,609

Clearway Energy Operating LLC 4.750%, 03/15/28[1]	75,000	76,549

Cometa Energia SA de CV (Mexico) 6.375%, 04/24/35[2]	1,425,000	1,287,630

DTE Energy Co. 2.950%, 03/01/30	1,000,000	1,007,323

Duke Energy Corp. 3.950%, 08/15/47	350,000	410,231

Duke Energy Progress LLC 4.150%, 12/01/44	365,000	446,052

Duquesne Light Holdings, Inc. 3.616%, 08/01/27[1]	1,000,000	1,002,148

Empresa Electrica Angamos SA (Chile) 4.875%, 05/25/29	322,140	318,822

Empresa Electrica Guacolda SA (Chile) 4.560%, 04/30/25	800,000	582,265

Empresas Publicas de Medellin ESP (Colombia) 4.250%, 07/18/29[1]	400,000	379,160

Engie Energia Chile SA (Chile) 4.500%, 01/29/25	550,000	578,523

Essential Utilities, Inc. 2.704%, 04/15/30	305,000	313,164

Georgia Power Co. Series A 2.200%, 09/15/24	585,000	603,011

ITC Holdings Corp. 3.250%, 06/30/26	1,000,000	1,065,544

Korea East-West Power Co., Ltd. (South Korea) 1.750%, 05/06/25[1,7]	200,000	199,782

LLPL Capital Pte, Ltd. (Singapore) 6.875%, 02/04/39[1]	769,040	788,151

The accompanying notes are an integral part of these financial statements.
43

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Utilities - 4.0% (continued)

Minejesa Capital BV (Netherlands) 4.625%, 08/10/30	$600,000	$577,080
5.625%, 08/10/37	200,000	190,720

Monongahela Power Co. 5.400%, 12/15/43[1]	225,000	304,872

NextEra Energy Capital Holdings, Inc. 3.550%, 05/01/27	200,000	220,245

NiSource, Inc. 3.600%, 05/01/30	150,000	167,264

Oncor Electric Delivery Co. LLC 3.100%, 09/15/49	575,000	648,953

Pampa Energia SA (Argentina) 7.500%, 01/24/27	700,000	429,835
9.125%, 04/15/29	150,000	90,504

PSEG Power LLC 3.850%, 06/01/23	415,000	441,580

Star Energy Geothermal Wayang Windu, Ltd. (Indonesia) 6.750%, 04/24/33	1,088,400	1,014,996

Stoneway Capital Corp. (Argentina) 10.000%, 03/01/27	797,025	125,539

Superior Plus LP/Superior General Partner, Inc. (Canada) 7.000%, 07/15/26[1]	170,000	169,218

Talen Energy Supply LLC 6.625%, 01/15/28[1]	65,000	61,614

Transelec SA (Chile) 4.625%, 07/26/23[1]	300,000	314,193
4.625%, 07/26/23	200,000	209,462

Total Utilities		19,848,758

Total Corporate Bonds and Notes (Cost $161,150,247)		151,373,831

Asset-Backed Securities - 8.9%

AASET US, Ltd. Series 2018-1A, Class A 3.844%, 01/16/38[1]	513,749	451,537

Adams Mill CLO, Ltd. Series 2014-1A, Class D1 (3 month LIBOR + 3.500%), 4.719%, 07/15/26[1,3]	250,000	224,832

AIMCO CLO Series Series 2018-AA, Class D (3 month LIBOR + 2.550%), 3.685%, 04/17/31[1,3]	500,000	387,076

ALM VII R, Ltd. Series 2013-7RA, Class CR (3 month LIBOR + 4.040%), 5.259%, 10/15/28[1,3]	1,000,000	893,626

Apidos CLO XII Series 2013-12A, Class DR (3 month LIBOR + 2.600%), 3.819%, 04/15/31[1,3]	500,000	386,829

	Principal Amount	Value

Atrium IX Series 9A, Class DR (3 month LIBOR + 3.600%), 5.213%, 05/28/30[1,3]	$1,000,000	$842,576

Babson CLO, Ltd.
Series 2015-2A, Class DR (3 month LIBOR + 2.950%), 4.085%, 10/20/30[1,3]	500,000	411,158
Series 2015-IA, Class DR (3 month LIBOR + 2.600%), 3.735%, 01/20/31[1,3]	500,000	393,895

Barings CLO, Ltd.
Series 2017-1A, Class D (3 month LIBOR + 3.600%), 4.735%, 07/18/29[1,3]	1,000,000	853,905
Series 2018-1A, Class C (3 month LIBOR + 2.600%), 3.819%, 04/15/31[1,3]	350,000	273,622
Series 2018-3A, Class D (3 month LIBOR + 2.900%), 4.035%, 07/20/29[1,3]	500,000	401,708
Series 2019-1A, Class D (3 month LIBOR + 3.850%), 5.069%, 04/15/31[1,3]	500,000	424,440
Series 2019-2A, Class C (3 month LIBOR + 3.850%), 5.069%, 04/15/31[1,3]	500,000	414,733

Beechwood Park CLO, Ltd. Series 2019-1A, Class D1 (3 month LIBOR + 4.100%), 6.003%, 01/17/33[1,3]	1,000,000	860,452

Blackbird Capital Aircraft Lease Securitization, Ltd. Series 2016-1A, Class B 5.682%, 12/16/41[1,3]	802,083	462,252

BlueMountain CLO, Ltd. Series 2013-1A, Class CR (3 month LIBOR + 4.150%), 5.285%, 01/20/29[1,3]	1,000,000	876,519

CAL Funding Series 2018-1A, Class A 3.960%, 02/25/43[1]	587,500	566,548

Canyon Capital CLO 2014-1 Ltd. Series 2014-1A, Class CR (3 month LIBOR + 2.750%), 3.510%, 01/30/31[1,3]	500,000	371,093

Canyon Capital CLO, Ltd. Series 2017-1A, Class D (3 month LIBOR + 3.600%), 4.819%, 07/15/30[1,3]	500,000	430,628

Castlelake Aircraft Structured Trust Series 2019-1A, Class A 3.967%, 04/15/39[1]	430,732	343,681

CBAM, Ltd. Series 2019-10A, Class B (3 month LIBOR + 2.050%), 3.869%, 04/20/32[1,3]	500,000	482,059

CLI Funding V LLC Series 2013-2A, 3.220%, 06/18/28[1]	460,950	451,782

The accompanying notes are an integral part of these financial statements.
44

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Asset-Backed Securities - 8.9% (continued)

CLI Funding VI LLC Series 2019-1A, Class A 3.710%, 05/18/44[1]	$455,236	$434,227

Cook Park CLO Series 2018-1A, Class D (3 month LIBOR + 2.600%), 3.735%, 04/17/30[1,3]	750,000	586,802

Dorchester Park CLO DAC Series 2015-1A, Class ER (3 month LIBOR + 5.000%), 6.135%, 04/20/28[1,3]	500,000	364,099

Dryden 40 Senior Loan Fund Series 2015-40A, Class DR (3 month LIBOR + 3.100%), 4.792%, 08/15/31[1,3]	500,000	413,639

Dryden 43 Senior Loan Fund Series 2016-43A, Class DRR (3 month LIBOR + 3.550%), 4.685%, 07/20/29[1,3]	500,000	428,091

Dryden 57 CLO, Ltd. Series 2018-57A, Class D (3 month LIBOR + 2.550%), 4.242%, 05/15/31[1,3]	500,000	389,163

ECAF I, Ltd. Series 2015-1A, Class A1 3.473%, 06/15/40[1]	247,996	219,701

Elmwood CLO II, Ltd. Series 2019-2A, Class B (3 month LIBOR + 2.100%), 3.235%, 04/20/31[1,3]	500,000	485,825

GAIA Aviation, Ltd. Series 2019-1, Class A 3.967%, 12/15/44[1,3]	426,281	336,113

Gilbert Park CLO, Ltd.
Series 2017-1A, Class D (3 month LIBOR + 2.950%), 4.169%, 10/15/30[1,3]	500,000	408,737
Series 2017-1A, Class E (3 month LIBOR + 6.400%), 7.619%, 10/15/30[1,3]	1,000,000	745,966

Global SC Finance II SRL Series 2014-1A, Class A1 3.190%, 07/17/29[1]	584,375	566,157

Global SC Finance IV, Ltd. Series 2018-1A, Class A 4.290%, 05/17/38[1]	399,850	387,076

Halcyon Loan Advisors Funding, Ltd. Series 2013-2A, Class C (3 month LIBOR + 2.700%), 3.387%, 08/01/25[1,3]	250,000	239,775

Highbridge Loan Management, Ltd. Series 4A-2014, Class A2R (3 month LIBOR + 1.500%), 2.387%, 01/28/30[1,3]	1,000,000	924,601

Horizon Aircraft Finance III, Ltd. Series 2019-2, Class A 3.425%, 11/15/39[1]	970,238	778,564

	Principal Amount	Value

Invitation Homes Trust
Series 2018-SFR1, Class C (1 month LIBOR + 1.250%), 2.001%, 03/17/37[1,3]	$1,745,000	$1,654,450
Series 2018-SFR1, Class D (1 month LIBOR + 1.450%), 2.201%, 03/17/37[1,3]	1,150,000	1,077,647

JOL Air, Ltd. Series 2019-1, Class A 3.967%, 04/15/44[1]	903,772	725,501

LCM XIV,L.P. Series 14A, Class DR (3 month LIBOR + 2.750%), 3.885%, 07/20/31[1,3]	500,000	354,222

LCM XVIII L.P. Series 19A, Class D (3 month LIBOR + 3.450%), 4.669%, 07/15/27[1,3]	1,000,000	813,448

MACH 1 Cayman, Ltd. Series 2019-1, Class A 3.474%, 10/15/39[1]	1,921,875	1,522,678

Madison Park Funding XIV, Ltd. Series 2014-14A, Class DRR (3 month LIBOR + 2.950%), 4.048%, 10/22/30[1,3]	500,000	396,250

Madison Park Funding XV, Ltd. Series 2014-15A, Class CR (3 month LIBOR + 3.450%), 4.441%, 01/27/26[1,3]	500,000	451,292

Magnetite XXII, Ltd. Series 2019-22A, Class D (3 month LIBOR + 3.650%), 4.869%, 04/15/31[1,3]	750,000	639,595

Mosaic Solar Loan Trust Series 2018-1A, Class A 4.010%, 06/22/43[1]	973,192	954,475

Mosaic Solar Loans LLC Series 2017-1A, Class A 4.450%, 06/20/42[1]	436,075	435,661

Myers Park CLO, Ltd. Series 2018-1A, Class D (3 month LIBOR + 3.050%), 4.185%, 10/20/30[1,3]	1,000,000	818,465

Neuberger Berman Loan Advisers CLO, 27 Ltd. Series 2018-27A, Class D (3 month LIBOR + 2.600%), 3.819%, 01/15/30[1,3]	500,000	401,899

Octagon Investment Partners 27, Ltd. Series 2016-1A, Class DR (3 month LIBOR + 2.950%), 4.169%, 07/15/30[1,3]	500,000	398,068

Octagon Investment Partners XV, Ltd. Series 2013-1A, Class DR (3 month LIBOR + 3.700%), 4.835%, 07/19/30[1,3]	1,000,000	856,757

Octagon Investment Partners XVI, Ltd. Series 2013-1A, Class DR (3 month LIBOR + 3.000%), 4.135%, 07/17/30[1,3]	500,000	399,892

Octagon Investment Partners XXI, Ltd. Series 2014-1A, Class CRR (3 month LIBOR + 3.950%), 5.654%, 02/14/31[1,3]	500,000	425,331

The accompanying notes are an integral part of these financial statements.
45

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Asset-Backed Securities - 8.9% (continued)

Octagon Investment Partners XXII, Ltd. Series 2014-1A, Class ERR (3 month LIBOR + 5.450%), 6.548%, 01/22/30[1,3]	$500,000	$301,217

Octagon Investment Partners XXX, Ltd.
Series 2017-1A, Class C (3 month LIBOR + 3.500%), 4.635%, 03/17/30[1,3]	500,000	422,079
Series 2017-1A, Class D (3 month LIBOR + 6.200%), 7.335%, 03/17/30[1,3]	250,000	167,135

OHA Credit Funding 1, Ltd. Series 2018-1A, Class D (3 month LIBOR + 3.050%), 4.185%, 10/20/30[1,3]	500,000	404,185

OHA Credit Funding 5, Ltd. Series 2020-5A, Class E (3 month LIBOR + 6.250%), 7.556%, 04/18/33[1,3]	500,000	326,972

Pretium Mortgage Credit Partners I LLC Series 2020-NPL1, Class A2 3.967%, 05/27/59[1,3]	2,600,000	1,987,184

Primose Funding LLC Series 2019-1A, 4.475%, 07/30/49[1]	995,005	948,365

Sprite 2017-1, Ltd. Series 2017-1, Class A 4.250%, 12/15/37[1]	331,437	265,296

Stack Infrastructure Issuer LLC Series 2019-1A, Class A2 4.540%, 02/25/44[1]	741,250	753,901

START Ireland Series 2019-1, Class A 4.089%, 03/15/44[1]	425,502	336,968

TAL Advantage VI LLC Series 2017-1A, Class A 4.500%, 04/20/42[1]	694,872	684,640

Textainer Marine Containers VII, Ltd. Series 2019-1A, Class A 3.960%, 04/20/44[1]	690,000	662,931

Trinity Rail Leasing 2010 LLC Series 2010-1A, Class A 5.194%, 10/16/40[1]	878,385	914,211

Triton Container Finance V LLC Series 2018-1A, Class A 3.950%, 03/20/43[1]	395,833	380,829

Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 4.072%, 02/16/43[1]	684,833	699,545

VB-S1 Issuer LLC Series 2018-1A, Class D 4.122%, 02/15/48[1]	1,500,000	1,474,463

	Principal Amount	Value

VERDE CLO, Ltd. Series 2019-1A, Class D (3 month LIBOR + 3.800%), 5.019%, 04/15/32[1,3]	$500,000	$418,719

WAVE LLC Series 2019-1, Class A 3.597%, 09/15/44[1]	1,437,450	1,092,163

Westcott Park CLO, Ltd. Series 2016-1A, Class DR (3 month LIBOR + 3.250%), 4.385%, 07/20/28[1,3]	1,000,000	855,918
Total Asset-Backed Securities (Cost $51,916,037)		44,335,839

Mortgage-Backed Securities - 16.3%

Ajax Mortgage Loan Trust Series 2019-C, Class A 3.950%, 10/25/58[1,3]	2,802,212	2,521,243

Alternative Loan Trust
Series 2007-18CB, Class 2A17 6.000%, 08/25/37	38,741	33,196
Series 2007-23CB, Class A3 (1 month LIBOR + 0.500%), 0.987%, 09/25/37[3]	168,822	67,332
Series 2007-23CB, Class A4 (6.500% minus 1 month LIBOR, Cap 6.500%, Floor 0.000%), 6.013%, 09/25/37[3,10]	161,197	54,214
Series 2007-J2, Class 2A1 6.000%, 07/25/37	152,289	151,040

Banc of America Funding Trust Series 2006-B, Class 7A1 3.747%, 03/20/36[3]	196,587	168,599

Bayview Financial Acquisition Trust Series 2007-A, Class 1A5 6.101%, 05/28/37[3]	95,399	97,694

BBCMS Mortgage Trust
Series 2017-DELC, Class C (1 month LIBOR + 1.200%), 2.014%, 08/15/36[1,3]	132,000	117,539
Series 2017-DELC, Class D (1 month LIBOR + 1.700%), 2.514%, 08/15/36[1,3]	150,000	129,192
Series 2017-DELC, Class E (1 month LIBOR + 2.500%), 3.314%, 08/15/36[1,3]	302,000	245,683
Series 2017-DELC, Class F (1 month LIBOR + 3.500%), 4.314%, 08/15/36[1,3]	301,000	223,971

Bear Stearns Asset Backed Securities I Trust Series 2004-AC2, Class 2A 5.000%, 05/25/34	53,160	53,135

BFLD Series 2019-DPLO, Class E (1 month LIBOR + 2.240%), 3.054%, 10/15/34[1,3]	866,000	728,830

BHMS Series 2018-ATLS, Class C (1 month LIBOR + 1.900%), 2.714%, 07/15/35[1,3]	125,000	105,942

The accompanying notes are an integral part of these financial statements.
46

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Mortgage-Backed Securities - 16.3% (continued)

BX Trust Series 2019-OC11, Class E 4.075%, 12/09/41[1,3]	$709,000	$605,245

CFCRE Commercial Mortgage Trust Series 2016-C3, Class XA 1.175%, 01/10/48[3,10]	8,767,683	412,275

Citicorp Mortgage Securities Trust Series Series 2007-2, Class 3A1 5.500%, 02/25/37	326	326

Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class XA 1.928%, 09/10/45[1,3,10]	601,273	19,828
Series 2014-GC25, Class XA 1.143%, 10/10/47[3,10]	4,596,907	167,079
Series 2015-GC27, Class D 4.567%, 02/10/48[1,3]	197,700	122,265
Series 2015-GC31, Class C 4.191%, 06/10/48[3]	780,000	680,865
Series 2015-GC35, Class C 4.647%, 11/10/48[3]	235,000	182,563
Series 2015-GC35, Class XA 0.997%, 11/10/48[3,10]	7,279,529	213,682
Series 2016-GC36, Class B 4.914%, 02/10/49[3]	763,000	779,752
Series 2016-GC36, Class XA 1.423%, 02/10/49[3,10]	7,423,629	371,526
Series 2016-P3, Class XA 1.865%, 04/15/49[3,10]	4,988,048	355,503
Series 2016-P4, Class XA 2.130%, 07/10/49[3,10]	5,059,750	425,115

Citigroup Mortgage Loan Trust
Series 2006-AR2, Class 1A2 3.942%, 03/25/36[3]	640,077	578,156
Series 2010-7, Class 11A1 5.077%, 07/25/36[1,3]	318,936	320,299

COMM Mortgage Trust
Series 2016-DC2, Class XA 1.155%, 02/10/49[3,10]	6,504,148	283,368
Series 2016-GCT, Class E 3.577%, 08/10/29[1,3]	780,000	731,410
Series 2016-GCT, Class F 3.577%, 08/10/29[1,3]	795,000	711,513

Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class XA 2.013%, 10/15/45[3,10]	1,446,137	50,795
Series 2013-CR10, Class XA 0.822%, 08/10/46[3,10]	16,269,360	309,516
Series 2015-CR26, Class B 4.633%, 10/10/48[3]	600,000	580,865
Series 2015-CR26, Class XA 1.095%, 10/10/48[3,10]	7,607,029	308,842
Series 2015-LC23, Class C 4.800%, 10/10/48[3]	585,000	519,216

	Principal Amount	Value

Commercial Mortgage Pass Through Certificates Series 2016-CR28, Class C 4.801%, 02/10/49[3]	$726,000	$643,581

Commercial Mortgage Trust Series 2018-HCLV, Class C (1 month LIBOR + 1.700%), 2.514%, 09/15/33[1,3]	600,000	564,993

CORE Mortgage Trust
Series 2019-CORE, Class E (1 month LIBOR + 1.900%), 2.714%, 12/15/31[1,3]	775,000	700,454
Series 2019-CORE, Class F (1 month LIBOR + 2.350%), 3.164%, 12/15/31[1,3]	775,000	681,616

Countrywide Alternative Loan Trust Series 2005-86CB, Class A5 5.500%, 02/25/36	646,672	527,406
Series 2006-J1, Class 2A1 7.000%, 02/25/36	437,001	97,494

Countrywide Home Loan Mortgage Pass Through Trust
Series 2005-HYB8, Class 4A1 3.624%, 12/20/35[3]	281,175	247,465
Series 2007-14, Class A15 6.500%, 09/25/37	776,005	632,683
Series 2007-2, Class A13 6.000%, 03/25/37	303,175	233,512
Series 2007-7, Class A4 5.750%, 06/25/37	50,131	38,120

Credit Suisse First Boston Mortgage Securities Corp. Series 2005-9, Class 5A9 5.500%, 10/25/35	842,488	683,478

Credit Suisse Mortgage Capital Certificates Series 2007-1, Class 5A4 6.000%, 02/25/37	503,909	405,623

Credit-Based Asset Servicing & Securitization LLC Series 2007-MX1, Class A4 6.231%, 12/25/36[1,3]	100,000	102,780

CSAIL Commercial Mortgage Trust
Series 2016-C6, Class XA 2.061%, 01/15/49[3,10]	5,277,628	405,284
Series 2018-C14, Class C 5.055%, 11/15/51[3]	880,000	744,357

CSMC Trust
Series 2013-IVR4, Class A2 3.000%, 07/25/43[1,3]	2,275,513	2,280,058
Series 2017-CHOP, Class D (1 month LIBOR + 1.900%), 2.714%, 07/15/32[1,3]	261,000	212,140
Series 2017-CHOP, Class E (1 month LIBOR + 3.300%), 4.114%, 07/15/32[1,3]	261,000	200,028

DBJPM Series 2016-C1, Class C 3.501%, 05/10/49[3]	534,000	377,574

The accompanying notes are an integral part of these financial statements.
47

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Mortgage-Backed Securities - 16.3% (continued)

DBJPM
Series 2016-C1, Class XA 1.604%, 05/10/49[3,10]	$7,433,864	$464,186

Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA3 Series 2007-OA3, (1 month LIBOR + 0.250%), 0.737%, 07/25/47[3]	3,198,086	2,495,801

First Horizon Alternative Mortgage Securities Trust Series 2006-AA7, Class A1 3.654%, 01/25/37[3]	1,392,516	1,150,706

Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class E 4.095%, 12/10/36[1]	472,000	393,834
Series 2019-FBLU, Class F 4.095%, 12/10/36[1]	472,000	318,466
Series 2019-FBLU, Class G 4.095%, 12/10/36[1,3]	472,000	308,045

FREMF Mortgage Trust Series 2016-KF22, Class B (1 month LIBOR + 5.050%), 6.043%, 07/25/23[1,3]	108,032	109,430

Great Wolf Trust Series 2019-WOLF, Class F (1 month LIBOR + 3.131%), 3.945%, 12/15/36[1,3]	717,000	494,105

GS Mortgage Securities Trust
Series 2014-GC26, Class C 4.662%, 11/10/47[3]	391,000	310,482
Series 2014-GC26, Class D 4.662%, 11/10/47[1,3]	1,301,000	507,467
Series 2015-GC34, Class XA 1.420%, 10/10/48[3,10]	6,057,113	312,877
Series 2015-GS1, Class XA 0.925%, 11/10/48[3,10]	10,374,365	342,321
Series 2016-GS2, Class XA 1.799%, 05/10/49[3,10]	7,229,724	420,926

GSAA Home Equity Trust Series 2006-15, Class AF3B 5.933%, 09/25/36[3]	757,000	66,147

GSCG Trust
Series 2019-600C, Class D 3.764%, 09/06/34[1]	862,000	785,586
Series 2019-600C, Class E 4.118%, 09/06/34[1,3]	862,000	717,732

GSR Mortgage Loan Trust
Series 2006-2F, Class 2A17 5.750%, 02/25/36	1,870,723	1,774,732
Series 2006-AR1, Class 3A1 4.034%, 01/25/36[3]	170,773	156,383

Headlands Residential LLC Series 2019-RPL1, Class NOTE 3.967%, 06/25/24[1,3]	5,900,000	5,372,135

	Principal Amount	Value

HPLY Trust Series 2019-HIT, Class F (1 month LIBOR + 3.150%), 3.964%, 11/15/36[1,3]	$662,231	$493,927

JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-A2, Class 2A1 3.653%, 04/25/36[3]	1,058,866	947,910
Series 2006-LDP8, Class X 0.289%, 05/15/45[3,10]	17,146	1
Series 2011-C4, Class XA 1.337%, 07/15/46[1,3,10]	78,163	633
Series 2012-C8, Class XA 1.926%, 10/15/45[3,10]	1,309,359	44,834
Series 2012-CBX, Class XA 1.646%, 06/15/45[3,10]	522,520	8,850
Series 2015-JP1, Class XA 1.233%, 01/15/49[3,10]	8,020,812	266,341
Series 2016-JP2, Class B 3.459%, 08/15/49	320,000	302,855

JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class XA 0.990%, 02/15/47[3,10]	4,426,205	110,668
Series 2014-C23, Class C 4.622%, 09/15/47[3]	330,824	300,262
Series 2014-C25, Class C 4.594%, 11/15/47[3]	450,000	406,302
Series 2014-C25, Class XA 1.000%, 11/15/47[3,10]	5,395,376	166,591
Series 2014-C26, Class XA 1.110%, 01/15/48[3,10]	3,902,643	138,442
Series 2015-C27, Class D 3.945%, 02/15/48[1,3]	263,000	190,765
Series 2015-C28, Class XA 1.194%, 10/15/48[3,10]	6,044,102	202,543
Series 2015-C33, Class C 4.765%, 12/15/48[3]	670,000	594,004

JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA 1.822%, 06/15/49[3,10]	7,518,885	433,140

Legacy Mortgage Asset Trust Series 2019-GS5, Class A1 3.200%, 05/25/59[1,3]	461,228	425,511

Lehman XS Trust Series 2007-12N, Class 1A3A (1 month LIBOR + 0.200%), 0.687%, 07/25/47[3]	4,908,240	4,246,183

LSTAR Commercial Mortgage Trust Series 2016-4, Class C 4.708%, 03/10/49[1,3]	588,000	472,868

Merrill Lynch Mortgage Investors Trust Series 2006-AF2, Class AF1 6.250%, 10/25/36	2,998,103	2,274,227

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA 1.581%, 08/15/45[1,3,10]	629,407	15,331
Series 2014-C14, Class XA 1.153%, 02/15/47[3,10]	3,527,313	81,246

The accompanying notes are an integral part of these financial statements.
48

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Mortgage-Backed Securities - 16.3% (continued)

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class C 4.673%, 10/15/47[3]	$300,000	$272,587
Series 2015-C27, Class C 4.676%, 12/15/47[3]	80,000	72,075
Series 2016-C28, Class XA 1.355%, 01/15/49[3,10]	7,359,934	363,370

Morgan Stanley Capital I Trust
Series 2011-C1, Class XA 0.661%, 09/15/47[1,3,10]	145,189	177
Series 2016-UB11, Class XA 1.750%, 08/15/49[3,10]	2,707,894	180,339

Morgan Stanley Mortgage Loan Trust
Series 2005-3AR, Class 2A2 3.398%, 07/25/35[3]	300,347	256,211
Series 2005-9AR, Class 2A 3.851%, 12/25/35[3]	2,869,408	2,529,258
Series 2007-14AR, Class 1A3 4.257%, 10/25/37[3]	684,092	565,990

MSCG Trust Series 2016-SNR, Class C 5.205%, 11/15/34[1]	804,100	788,738

Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AP3, Class A3 5.318%, 08/25/35[3]	178,306	106,550

PR Mortgage Loan Trust Series 2014-1, Class APT 5.911%, 10/25/49[1,3]	1,708,673	1,615,024

Prime Mortgage Trust Series 2006-1, Class 2A9 6.250%, 06/25/36	3,408,604	3,431,389

PRPM LLC Series 2019-3A, Class A1 3.351%, 07/25/24[1,3]	2,299,894	2,165,561

RALI Trust
Series 2005-QA10, Class A31 4.523%, 09/25/35[3]	677,278	546,807
Series 2006-QO10, Class A1 (1 month LIBOR + 0.160%), 0.647%, 01/25/37[3]	4,365,827	3,805,075
Series 2006-QS7, Class A2 6.000%, 06/25/36	2,094,665	1,865,029

Residential Asset Securitization Trust
Series 2006-A6, Class 1A1 6.500%, 07/25/36	178,867	73,051
Series 2007-A1, Class A8 6.000%, 03/25/37	337,765	183,847

Sequoia Mortgage Trust Series 2013-1, Class 2A1 1.855%, 02/25/43[3]	904,095	889,083

	Principal Amount	Value

Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 2A2 3.777%, 02/25/36[3]	$101,210	$89,960

UBS Commercial Mortgage Trust
Series 2018-C8, Class C 4.859%, 02/15/51[3]	917,000	775,109
Series 2019-C16, Class B 4.320%, 04/15/52[3]	769,000	814,936
Series 2019-C18, Class B 3.681%, 12/15/52	717,000	665,142

UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class XA 1.985%, 08/10/49[1,3,10]	1,328,893	45,488

Washington Mutual Mortgage Pass Through Certificates WMALT Trust Series 2005-8, Class 2CB1 5.500%, 10/25/35	947,250	917,121

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-6, Class 3CB 5.500%, 08/25/35	2,476,753	2,397,193

Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class D 3.938%, 08/15/50[1]	218,000	165,798
Series 2015-C28, Class C 4.246%, 05/15/48[3]	400,000	342,324
Series 2015-C31, Class XA 1.151%, 11/15/48[3,10]	7,898,281	348,431
Series 2015-NXS1, Class XA 1.252%, 05/15/48[3,10]	3,446,847	145,928
Series 2016-C33, Class C 3.896%, 03/15/59	517,000	435,641
Series 2016-C33, Class XA 1.873%, 03/15/59[3,10]	4,826,794	314,561
Series 2016-NXS6, Class XA 1.768%, 11/15/49[3,10]	6,110,566	394,429
Series 2019-C50, Class B 4.192%, 05/15/52	637,000	593,133
Series 2019-C50, Class C 4.345%, 05/15/52	637,000	537,384

WFRBS Commercial Mortgage Trust
Series 2012-C8, Class XA 1.967%, 08/15/45[1,3,10]	644,643	19,341
Series 2012-C9, Class XA 2.051%, 11/15/45[1,3,10]	958,221	34,953
Series 2014-C21, Class XA 1.189%, 08/15/47[3,10]	5,023,438	171,732

Total Mortgage-Backed Securities (Cost $88,606,969)		80,749,820

Municipal Bonds - 0.2%

California State General Obligation, School Improvements 7.550%, 04/01/39	305,000	512,748

The accompanying notes are an integral part of these financial statements.
49

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Missouri Highway & Transportation Commission, Build America Bonds 5.063%, 05/01/24	$220,000	$247,878

Total Municipal Bonds (Cost $676,857)		760,626

U.S. Government and Agency Obligations - 31.8%

Fannie Mae - 8.6%

Fannie Mae, 2.140%, 10/01/29	7,000,000	7,510,242
2.260%, 01/01/30	3,200,000	3,468,714
2.500%, 12/01/39	11,080,567	11,596,280
3.000%, 03/01/45	2,303,941	2,451,852
3.500%, 12/01/31 to 01/01/32	543,128	579,273
4.000%, 09/01/31 to 06/01/42	218,952	233,477
4.500%, 03/01/42	77,739	82,645

Fannie Mae REMICS,
Series 2007-57, Class SX (6.620% minus 1 month LIBOR, Cap 6.620%, Floor 0.000%), 6.133%, 10/25/36[3,10]	90,343	18,866
Series 2009-86, Class CI (5.800% minus 1 month LIBOR, Cap 5.800%, Floor 0.000%), 5.313%, 09/25/36[3,10]	116,378	20,536
Series 2010-156, Class ZC 4.000%, 01/25/41	383,122	444,913
Series 2011-121, Class JP 4.500%, 12/25/41	104,632	110,476
Series 2011-18, Class UZ 4.000%, 03/25/41	351,869	373,047
Series 2012-105, Class Z 3.500%, 10/25/42	1,303,471	1,443,742
Series 2012-127, Class PA 2.750%, 11/25/42	1,226,728	1,299,324
Series 2012-20, Class ZT 3.500%, 03/25/42	4,789,201	5,130,269
Series 2012-31, Class Z 4.000%, 04/25/42	2,071,475	2,296,022
Series 2015-9, Class HA 3.000%, 01/25/45	3,363,754	3,582,293
Series 2015-95, Class AP 3.000%, 08/25/42	2,057,468	2,125,353

Total Fannie Mae		42,767,324

Freddie Mac - 8.7%

Freddie Mac, 3.000%, 04/01/47	2,698,019	2,856,197

Freddie Mac Gold, 3.000%, 07/01/45 to 08/01/45	5,381,807	5,726,824
3.500%, 10/01/42	497,940	522,467
4.000%, 10/01/41	98,767	105,192
5.000%, 07/01/35	14,933	17,074

Freddie Mac Pool, 3.000%, 11/01/39	3,496,546	3,697,593

Freddie Mac REMICS,
Series 2909, Class Z 5.000%, 12/15/34	198,212	226,511

	Principal Amount	Value

Freddie Mac REMICS,
Series 3301, Class MS (6.100% minus 1 month LIBOR, Cap 6.100%, Floor 0.000%), 5.286%, 04/15/37[3,10]	$60,869	$12,588
Series 3382, Class SB (6.000% minus 1 month LIBOR, Cap 6.000%, Floor 0.000%), 5.186%, 11/15/37[3,10]	12,916	1,987
Series 3384, Class S (6.390% minus 1 month LIBOR, Cap 6.390%, Floor 0.000%), 5.576%, 11/15/37[3,10]	18,667	3,111
Series 3500, Class SA (5.520% minus 1 month LIBOR, Cap 5.520%, Floor 0.000%), 4.706%, 01/15/39[3,10]	53,045	7,397
Series 3626, Class AZ 5.500%, 08/15/36	96,160	111,245
Series 3792, Class SE (9.860% minus 2 times 1 month LIBOR, Cap 9.860%, Floor 0.000%), 8.232%, 01/15/41[3]	903,021	1,309,496
Series 3795, Class VZ 4.000%, 01/15/41	115,230	125,224
Series 3872, Class BA 4.000%, 06/15/41	25,287	27,228
Series 3894, Class ZA 4.500%, 07/15/41	183,548	207,325
Series 3957, Class DZ 3.500%, 11/15/41	376,010	393,616
Series 3957, Class HZ 4.000%, 11/15/41	629,770	725,516
Series 4016, Class KZ 4.000%, 03/15/42	2,485,770	2,772,707
Series 4075, Class S (5.500% minus 1 month LIBOR, Cap 5.500%, Floor 0.000%), 4.686%, 07/15/42[3,10]	2,244,572	357,119
Series 4215, Class KC 2.250%, 03/15/38	620,073	625,353
Series 4316, Class BZ 3.000%, 03/15/44	3,599,822	3,866,185
Series 4323, Class GA 3.000%, 06/15/40	1,194,601	1,228,673
Series 4511, Class QA 3.000%, 01/15/41	1,667,680	1,720,505
Series 4750, Class PA 3.000%, 07/15/46	3,445,310	3,571,579
Series 4934, Class P 2.500%, 11/15/40	7,381,018	7,812,163

Seasoned Credit Risk Transfer Trust Series 2018-2, Class HV 3.000%, 11/25/57[3]	4,704,454	5,038,109

Total Freddie Mac		43,068,984

Ginnie Mae - 0.3%

Ginnie Mae,
Series 2004-35, Class SA (32.500% minus 6.5 times 1 month LIBOR, Cap 32.500%, Floor 0.000%), 27.831%, 03/20/34[3]	16,113	27,785
Series 2008-69, Class SB (7.630% minus 1 month LIBOR, Cap 7.630%, Floor 0.000%), 6.912%, 08/20/38[3,10]	191,653	45,296

The accompanying notes are an integral part of these financial statements.
50

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Ginnie Mae - 0.3% (continued)

Ginnie Mae,
Series 2009-32, Class ZE 4.500%, 05/16/39	$204,825	$230,235
Series 2009-35, Class DZ 4.500%, 05/20/39	235,113	264,376
Series 2009-75, Class GZ 4.500%, 09/20/39	238,857	265,122
Series 2010-98, Class IA 5.673%, 03/20/39[3,10]	39,056	4,625
Series 2011-89, Class SA (5.450% minus 1 month LIBOR, Cap 5.450%, Floor 0.000%), 4.732%, 06/20/41[3,10]	422,631	71,704
Series 2014-156, Class PS (6.250% minus 1 month LIBOR, Cap 6.250%, Floor 0.000%), 5.532%, 10/20/44[3,10]	1,641,561	300,587
Series 2014-5, Class PS (6.150% minus 1 month LIBOR, Cap 6.150%, Floor 0.000%), 5.432%, 07/20/43[3,10]	1,513,321	233,843

Total Ginnie Mae		1,443,573

U.S. Treasury Obligations - 14.2%

U.S. Treasury Bonds, 2.000%, 02/15/50	2,910,000	3,419,932
2.750%, 11/15/42	600,000	779,180
3.125%, 02/15/43	1,780,000	2,448,682
3.625%, 08/15/43	1,690,000	2,506,151
3.750%, 11/15/43	1,940,000	2,934,781

U.S. Treasury Inflation Indexed Bonds, 0.125%, 10/15/24	685,603	701,258

U.S. Treasury Notes, 0.125%, 04/30/22	11,500,000	11,486,304
0.250%, 04/15/23	9,230,000	9,232,163
0.375%, 04/30/25	7,590,000	7,601,711
0.500%, 04/30/27	5,570,000	5,564,998
1.500%, 02/15/30	3,340,000	3,611,897
2.250%, 10/31/24 to 11/15/27	4,505,000	5,010,236
1.625%, 10/31/26	4,750,000	5,089,736
1.750%, 11/30/21	1,000,000	1,024,414
2.625%, 01/31/26	1,210,000	1,359,029
2.750%, 02/28/25 to 11/15/47	3,160,000	3,834,476
3.000%, 09/30/25	3,350,000	3,812,457

Total U.S. Treasury Obligations		70,417,405

Total U.S. Government and Agency Obligations (Cost $148,199,107)		157,697,286

Foreign Government Obligations - 1.5%

Banco Nacional de Desenvolvimento Economico e Social (Brazil) 4.750%, 05/09/24	500,000	508,655

Guatemala Government Bond (Guatemala) 5.375%, 04/24/32[1]	200,000	206,900

Indonesia Government International Bond (Indonesia) 3.850%, 10/15/30	500,000	519,093

Mexico Government International Bond (Mexico) 4.750%, 04/27/32	350,000	353,675

	Principal Amount	Value

Mexico Government International Bond (Mexico) 5.000%, 04/27/51	$200,000	$192,000
3.750%, 01/11/28	560,000	542,836
4.150%, 03/28/27[2]	206,000	206,773

Panama Government International Bond (Panama) 3.750%, 03/16/25	200,000	212,212
4.000%, 09/22/24	500,000	530,755

Perusahaan Penerbit SBSN Indonesia III (Indonesia) 4.150%, 03/29/27	500,000	527,150

Peruvian Government International Bond (Peru) 2.392%, 01/23/26	300,000	305,100
2.783%, 01/23/31	800,000	826,400

Philippine Government International Bond (Philippines) 2.457%, 05/05/30[7]	300,000	306,675
2.950%, 05/05/45[7]	300,000	308,835

Qatar Government International Bond (Qatar) 3.375%, 03/14/24	700,000	740,461
3.875%, 04/23/23	300,000	318,538

Saudi Government International Bond (Saudi Arabia) 2.375%, 10/26/21	200,000	202,636
2.900%, 10/22/25[1]	650,000	659,750

Total Foreign Government Obligations (Cost $7,369,998)		7,468,444

Floating Rate Senior Loan Interests - 3.0%

Financials - 0.4%

Acrisure LLC, Term Loan B 2020, (3 month LIBOR + 3.500%), 5.207%, 02/15/27[3]	171,380	159,812

AssuredPartners, Inc., 2020 February Refinancing Term Loan, (1 month LIBOR + 3.500%), 4.489%, 02/13/27[3]	245,026	230,692

Asurion LLC Replacement B-6 Term Loan, (1 month LIBOR + 3.000%), 3.404%, 11/03/23[3,11]	239,435	229,738

Asurion LLC, Second Lien Replacement B-2 Term Loan, (1 month LIBOR + 6.500%), 6.904%, 08/04/25[3]	80,000	77,166

Blackhawk Network Holdings, Inc., First Lien Term Loan, (1 month LIBOR + 2.750%), 3.154%, 06/15/25[3]	146,869	127,133

Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan, (1 month LIBOR + 3.750%), 4.750%, 04/14/27[3]	145,000	139,442

The Edelman Financial Center LLC, (1 month LIBOR + 2.250%), 3.570%, 07/19/25[3]	93,924	86,175

RPI 2019 Intermediate Finance Trust, Term B-1 Term Loan, (1 month LIBOR + 1.750%), 2.154%, 02/11/27[3]	74,812	72,841

RPI Intermediate Finance Trust, Term B-1 Term Loan, (1 month LIBOR + 1.750%), 2.154%, 02/11/27[3]	74,063	72,100

The accompanying notes are an integral part of these financial statements.
51

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Financials - 0.4% (continued)

Sedgwick Claims Management Services, Inc., 2019 New Term Loans, (3 month LIBOR + 3.500%), 4.404%, 09/04/26[3]	$143,912	$136,477

TKC Holdings, Inc., Initial Term Loan (First Lien), (3 month LIBOR + 3.500%), 4.750%, 02/01/23[3]	194,855	179,194

UFC Holdings LLC, Term B Loan, (3 month LIBOR + 3.500%), 4.250%, 04/29/26[3]	286,527	268,977

Total Financials		1,779,747

Industrials - 2.6%

Access CIG LLC, First Lien Term B Loan, (1 month LIBOR + 3.750%), 4.154%, 02/27/25[3]	59,696	55,865

Air Medical Group Holdings, Inc., 2018 Term Loan, (1 month LIBOR + 3.250%), 4.250%, 04/28/22[3]	89,770	82,813

Air Methods Corp., First Lien Loan, (3 month LIBOR + 3.500%), 4.950%, 04/22/24[3]	84,782	64,752

Aldevron LLC, First Lien Initial Term Loan, (3 month LIBOR + 4.250%), 5.700%, 10/11/26[3]	145,000	141,873

AlixPartners LLP, 2017 Refinancing Term Loan, (1 month LIBOR + 2.500%), 2.904%, 04/04/24[3]	287,840	278,773

Allied Universal Holdco LLC, Initial Term Loan, (1 month LIBOR + 4.250%), 4.654%, 07/12/26[3,11]	194,513	182,529

Alterra Mountain Co., Initial Term Loan, (1 month LIBOR + 2.750%), 3.154%, 07/31/24[3]	172,367	160,517

American Tire Distributors, Inc., Initial Term Loan, (3 month LIBOR + 7.500%), 8.550%, 09/01/24[3]	39,799	24,526

Ascend Learning LLC, Initial Term Loan, (1 month LIBOR + 3.000%), 4.000%, 07/12/24[3]	238,650	225,077

Auris Luxembourg III SARL, Facility B2 Loan , (1 month LIBOR + 3.750%), 4.154%, 02/21/26[3]	108,302	92,056

Avaya, Inc., Tranche B Term Loan, (1 month LIBOR + 4.250%), 5.064%, 12/15/24[3]	105,000	92,850

Bausch Health Companies, Inc., First Incremental Term Loan, (1 month LIBOR + 2.750%), 3.468%, 11/27/25[3]	136,000	131,386

Bioscrip, Inc., First Lien Term B Loan, (1 month LIBOR + 4.500%), 4.904%, 08/06/26[3]	149,625	141,770

Blackstone CQP Holdco LP, Initial Term Loan, (3 month LIBOR + 3.500%), 4.616%, 09/30/24[3]	113,963	105,558

Brand Industrial Services, Inc., Initial Term Loan, (3 month LIBOR + 4.250%), 5.450%, 06/21/24[3]	39,898	33,975

Buckeye Partners LP, Term Loan, (1 month LIBOR + 2.750%), 3.766%, 11/01/26[3]	100,000	94,375

Caesars Resort Collection LLC, Term B Loan, (1 month LIBOR + 2.750%), 3.154%, 12/22/24[3]	233,804	197,662

Camelot US Acquisition I Co., Initial Term Loan, (1 month LIBOR + 3.250%), 3.654%, 10/31/26[3]	239,400	230,921

Castle US Holding Corp., Term Loan, (1 month LIBOR + 3.750%), 5.200%, 01/31/27[3]	245,000	207,433

	Principal Amount	Value

Cengage Learning, Inc., Term B Loan, (1 month LIBOR + 4.250%), 5.250%, 06/07/23[3]	$114,535	$88,048

Charter NEX US, Inc., Incremental Term Loan, (1 month LIBOR + 3.500%), 3.904%, 05/16/24[3]	69,006	66,591

CHG Healthcare Services, Inc., New Term Loan, (1 month LIBOR + 3.000%), 4.070%, 06/07/23[3]	74,206	70,496

Clear Channel Outdoor Holdings, Inc., Term B Loan, (2 month LIBOR + 3.500%), 4.260%, 08/21/26[3]	14,925	12,935

ClubCorp Holdings Inc., Term B Loan (First Lien), (3 month LIBOR + 2.750%), 4.200%, 09/18/24[3]	54,859	41,196

Compass Power Generation LLC, Tranche B-1 Term Loan, (1 month LIBOR + 3.500%), 4.500%, 12/20/24[3]	84,775	81,172

CSC Holdings LLC, September 2019 Term Loan, (1 month LIBOR + 2.500%), 3.314%, 04/15/27[3]	194,026	186,427

Cvent, Inc., First Lien Term Loan, (1 month LIBOR + 3.750%), 4.154%, 11/30/24[3]	145,292	120,774

Diamond (BC) B.V., Initial USD Term Loan, (3 month LIBOR + 3.000%), 3.760%, 09/06/24[3]	114,567	99,387

The Dun & Bradstreet Corp., (1 month LIBOR + 4.000%), 4.487%, 02/08/26[3]	240,000	226,300

EG America LLC, Additional Facility Loan, (3 month LIBOR + 4.000%), 5.072%, 02/05/25[3]	36,133	31,134

Envision Healthcare Corp., Initial Term Loan, (1 month LIBOR + 3.750%), 4.154%, 10/11/25[3]	69,823	49,051

Equinox Holdings, Inc., Incremental Term B-1 Loan (First Lien), (1 month LIBOR + 3.000%), 4.072%, 03/08/24[3]	71,201	56,894

The EW Scripps Co., (1 month LIBOR + 2.500%), 2.904%, 05/01/26[3]	238,577	224,262

Filtration Group Corporation, Initial Dollar Term Loan, (1 month LIBOR + 3.000%), 3.404%, 03/29/25[3]	282,818	271,033

Financial & Risk US Holdings Inc., Initial Dollar Term Loan, (1 month LIBOR + 3.250%), 3.654%, 10/01/25[3]	398,990	391,309

Finastra USA Inc., Dollar Term Loan (Second Lien), (3 month LIBOR + 3.500%), 8.250%, 06/13/25[3]	30,000	25,800

Finastra USA, Inc., First Lien Dollar Term Loan, (3 month LIBOR + 3.500%), 4.500%, 06/13/24[3]	217,357	189,825

Flex Acquisition Co., Inc., Initial Term Loan, (3 month LIBOR + 3.000%), 4.433%, 12/29/23[3]	110,000	103,400

Froneri U.S., Inc., First Lien Term B Loan, (1 month LIBOR + 2.250%), 2.654%, 01/31/27[3]	85,000	79,209

Genesee & Wyoming, Inc., Initial Term Loan, (3 month LIBOR + 2.000%), 3.450%, 12/30/26[3]	105,000	102,670

Gentiva Health Services Inc., New Term Loan B, (1 month LIBOR + 3.250%), 3.688%, 07/02/25[3]	274,781	260,355

The accompanying notes are an integral part of these financial statements.
52

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 2.6% (continued)

Getty Images Inc., Initial Dollar Term Loan, (1 month LIBOR + 4.500%), 4.938%, 02/19/26[3]	$49,340	$41,569

GOBP Holdings Inc., First Lien Term Loan, (3 month LIBOR + 2.750%), 3.744%, 10/22/25[3]	117,427	114,271

Golden Nugget, Inc., B Term Loan, (3 month LIBOR +2.500%), 3.580%, 10/04/23[3]	326,129	267,310

GrafTech Finance Inc., Initial Term Loan, (1 month LIBOR + 3.500%), 4.500%, 02/12/25[3]	66,843	60,827

Greeneden US Holdings II LLC, Tranche B-3 Dollar Term Loan, (1 month LIBOR + 3.250%), 3.650%, 12/01/23[3]	236,204	224,985

H-Food Holdings LLC, Initial Term Loan, (1 month LIBOR + 3.688%), 4.091%, 05/31/25[3]	74,721	68,977

Hyland Software, Inc., 2018 Refinancing Term Loan, (1 month LIBOR + 3.250%), 4.000%, 07/01/24[3]	235,451	227,122

Intelsat Jackson Holdings, S.A., Tranche B-3 Term Loan, (2 month LIBOR + 2.750%), 6.000%, 11/27/23[3]	235,000	231,279

Ion Trading Finance Ltd., Initial Dollar Term Loan, (3 month LIBOR + 4.000%), 5.072%, 11/21/24[3]	29,846	24,673

IRB Holding Corp., Term B Loan, (2 month LIBOR + 2.750%), 3.750%, 02/05/25[3]	199,262	175,052

Kestrel Bidco Inc., Initial Term Loan, (1 month LIBOR + 3.000%), 4.000%, 12/11/26[3]	129,675	106,463

Kloeckner Pentaplast of America, Inc., Dollar Term Loan, (3 month LIBOR + 4.250%), 5.250%, 06/30/22[3]	39,898	33,980

Kronos Acquisition Holdings, Inc., Term B-3 Loan, (1 month LIBOR + 4.000%), 5.000%, 05/15/23[3]	75,000	67,687

Kronos Incorporated, 2018 New Incremental Term Loan, (3 month LIBOR + 3.000%), 11.240%, 11/01/23[3]	197,054	190,773

Life Time, Inc., New 2017 Refinancing Term Loan, (3 month LIBOR + 2.750%), 4.363%, 06/15/22[3]	71,784	61,533

LifePoint Health, Inc., First Lien Term B Loan, (1 month LIBOR + 3.750%), 4.154%, 11/16/25[3]	120,000	111,600

Lower Cadence Holdings LLC, Intial Term Loan, (1 month LIBOR + 4.000%), 4.404%, 05/22/26[3]	138,379	98,249

Mavis Tire Express Services Corp., Closing Date Term Loan (First Lien), (3 month LIBOR + 3.250%), 4.700%, 03/20/25[3]	99,619	81,687

Messer Industries USA, Inc., Initial Term B-1 Loan, (3 month LIBOR + 2.500%), 3.950%, 03/01/26[3]	29,128	27,690

Mister Car Wash Holdings, Inc., First Lien Initial Term Loan, (1 month LIBOR + 3.250%), 4.375%, 05/14/26[3]	94,761	81,199

Mitchell International, Inc. Initial Term Loan (First Lien), (1 month LIBOR + 3.250%), 3.654%, 12/01/24[3]	219,250	192,786

	Principal Amount	Value

MLN US HoldCo LLC, Term B Loan (First Lien), (1 month LIBOR + 4.500%), 5.493%, 11/30/25[3]	$35,703	$26,420

Nexstar Broadcasting, Inc., Term B-4 Loan, (1 month LIBOR + 2.750%), 3.735%, 09/19/26[3]	273,778	258,447

Numericable U.S. LLC, USD TLB-13 Incremental Term Loan, (1 month LIBOR + 4.000%), 4.814%, 08/14/26[3]	149,620	139,687

Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan , (1 month LIBOR + 3.500%), 3.904%, 04/30/26[3]	57,279	52,052

Parexel International Corp., Initial Term Loan, (1 month LIBOR + 2.750%), 3.154%, 09/27/24[3]	150,000	138,469

Peak 10 Holding Corp., Initial Term Loan (First Lien), (3 month LIBOR + 3.500%), 4.950%, 08/01/24[3]	44,885	33,054

PetSmart, Inc., Tranche B-2 Loan, (3 month LIBOR +4.000%), 5.000%, 03/11/22[3]	344,106	334,815

Ply Gem Midco, Inc., Initial Term Loan, (1 month LIBOR + 3.750%), 4.579%, 04/12/25[3]	70,802	61,185

PODS LLC, Tranche B-4 Term Loan, (1 month LIBOR + 2.750%), 3.750%, 11/21/24[3]	161,943	153,340

Prime Security Services Borrower LLC (aka Protection 1 Security Solutions), 2019 Refinancing Term B-1 Loan, (1 month LIBOR + 3.250%), 4.266%, 09/23/26[3]	99,749	95,531

Project Alpha Intermediate Holding, Inc., Term Loan, (3 month LIBOR + 3.500%), 5.380%, 04/26/24[3]	149,233	142,331

Radiate Holdco LLC, Closing Date Term Loan, (1 month LIBOR + 3.000%), 3.750%, 02/01/24[3]	149,615	143,764

Radiology Partners, Inc., Replacement Term B Loan, (3 month LIBOR + 4.250%), 0.000%, 07/09/25[3]	127,547	115,324

Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, (3 month LIBOR + 3.500%), 3.154%, 02/05/23[3]	283,532	271,457

Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), (3 month LIBOR + 3.500%), 5.482%, 11/01/24[3]	63,040	52,954

Select Medical Corp., Tranche B Term Loan, (1 month LIBOR + 2.500%), 3.070%, 03/06/25[3]	175,000	166,906

SolarWinds Holdings, Inc., 2018 Refinancing Term Loan, (1 month LIBOR + 2.750%), 3.154%, 02/05/24[3]	239,388	233,204

Solenis International LP, First Lien Initial Dollar Term Loan, (3 month LIBOR + 3.500%), 5.613%, 06/26/25[3]	109,721	95,869

Solera LLC, Dollar Term Loan, (3 month LIBOR + 3.500%), 4.363%, 03/03/23[3]	289,727	275,724

Sophia LP, Term B Loan, (3 month LIBOR + 3.500%), 4.700%, 09/30/22[3]	271,590	263,306

The accompanying notes are an integral part of these financial statements.
53

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 2.6% (continued)

Sotera Health Holdings LLC, First Lien Initial Term Loan, (1 month LIBOR + 4.500%), 5.500%, 12/13/26[3,11]	$160,000	$154,620

Starfruit Finco BV, Initial Dollar Term Loan, (1 month LIBOR + 3.000%), 3.864%, 10/01/25[3]	99,871	91,257

Surf Holdings LLC, Senior Secured First Lien Dollar Tranche Term Loan, (1 month LIBOR + 3.500%), 4.814%, 03/05/27[3]	200,000	184,500

Team Health Holdings Inc., Initial Term Loan, (3 month LIBOR + 3.500%), 3.750%, 02/06/24[3]	34,910	25,956

Tempo Acquisition LLC, Initial Term Loan, (3 month LIBOR + 3.500%), 3.154%, 05/01/24[3,11]	237,629	219,806

Terrier Media Buyer, Inc., Term Loan, (1 month LIBOR + 4.250%), 5.700%, 12/17/26[3,11]	89,775	83,790

TIBCO Software, Inc., Term Loan B-3, (1 month LIBOR + 3.750%), 4.160%, 07/03/26[3]	199,937	188,524

Titan Acquisition, Ltd., Initial Term Loan, (3 month LIBOR + 3.500%), 4.450%, 03/28/25[3]	59,626	52,765

T-Mobile USA, Inc., Term Loan, (1 month LIBOR +3.000%), 4.938%, 04/01/27[3,11]	135,000	134,305

TransDigm, Inc., Term F Loan, (1 month LIBOR + 2.250%), 2.654%, 12/09/25[3]	215,732	189,743

Travelport Finance (Luxembourg) SARL, First Lien Initial Term Loan, (3 month LIBOR + 3.500%), 6.072%, 05/30/26[3]	49,750	31,032

Uber Technologies Inc., First Lien Term Loan, (3 month LIBOR + 3.500%), 5.000%, 04/04/25[3,11]	174,494	165,623

United Natural Foods Inc., Initial Term Loan, (3 month LIBOR + 3.500%), 4.654%, 10/22/25[3]	39,799	36,295

Vertafore, Inc., Initial Term Loan (First Lien), (3 month LIBOR + 3.500%), 3.654%, 07/02/25[3,11]	268,134	247,814

VS Buyer LLC, Initial Term Loan, (1 month LIBOR + 3.250%), 4.863%, 03/02/27[3]	200,000	190,500

Web.com Group, Inc., First Lien Initial Term Loan, (3 month LIBOR + 3.500%), 4.945%, 10/11/25[3]	58,105	52,295

Zayo Group Holdings, Inc., Initial Dollar Term Loan, (1 month LIBOR + 3.000%), 3.404%, 03/09/27[3]	200,000	188,438

Total Industrials		13,103,793

Utilities - 0.0%#

Calpine Corp., Term Loan (04/19), (1 month LIBOR + 2.250%), 2.660%, 04/01/26[3]	183,613	177,875

Total Floating Rate Senior Loan Interests (Cost $16,177,088)		15,061,415

	Shares	Value

Common Stocks - 0.0%#

Energy - 0.0%#

Frontera Energy Corp. (Colombia)	17,242	$55,714

Weatherford International PLC (Switzerland)*	612	2,754

Total Energy		58,468

Investment Companies - 5.1%

DoubleLine Global Bond Fund, Class I12 (Cost $25,182,001)	2,430,343	25,008,234

	Principal Amount

Short-Term Investments - 1.2%

Joint Repurchase Agreements - 0.5%[13]

Citigroup Global Markets, Inc., dated 04/30/20, due 05/01/20, 0.040% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.500% - 6.500%, 05/31/20 -02/01/57, totaling $1,020,000)	$1,000,000	1,000,000

Daiwa Capital Markets America, dated 04/30/20, due 05/01/20, 0.050% total to be received $660,838 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 05/07/20 -03/01/52, totaling $674,054)	660,837	660,837

RBC Dominion Securities, Inc., dated 04/30/20, due 05/01/20, 0.040% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 07/15/24 -05/01/50, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		2,660,837

U.S. Government and Agency Obligation - 0.1%

U.S. Treasury Bills, 1.566%, 11/05/20[14]	210,000	209,863

	Shares

Other Investment Companies - 0.6%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.17%[15]	986,489	986,489

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.20%[15]	986,488	986,488

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.25%[15]	1,016,382	1,016,382

Total Other Investment Companies		2,989,359

Total Short-Term Investments (Cost $5,858,513)		5,860,059

Total Investments - 98.5% (Cost $505,507,828)		488,374,022

The accompanying notes are an integral part of these financial statements.
54

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

Value

Other Assets, less Liabilities - 1.5%	$7,578,443

Net Assets - 100.0%	$495,952,465

*	Non-income producing security.
#	Less than 0.05%.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2020, the value of these securities amounted to $114,407,926 or 23.1% of net assets.

[2]	Some of these securities, amounting to $2,591,570 or 0.5% of net assets, were out on loan to various borrowers and are collateralized by cash. See Note 4 of Notes to Financial Statements.
[3]

Variable rate security. The rate shown is based on the latest available information as of April 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[4]	Perpetuity Bond. The date shown is the final call date.
[5]	Payment-in-Kind Security: The security may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
[6]	Zero Coupon Bond.
[7]	All or part of the security is delayed delivery transaction. The market value for delayed delivery security at April 30, 2020, amounted to $2,153,492, or 0.4% of net assets.
[8]	Security is in default. Issuer has failed to make a timely payment of either principal or either interest or has failed to comply with some provision of the bond indenture.
[9]	Security’s value was determined by using significant unobservable inputs.
[10]

Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

[11]	Estimated interest rate based on period end due to security settling after April 30, 2020.
[12]	Affiliated issuer. See summary of affiliated investment transaction for details.
[13]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[1][4]	Represents yield to maturity at April 30, 2020.
[15]	Yield shown represents the April 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
EMTN European Medium Term Note
GMTN Global Medium-Term Notes
GSR Goldman Sachs REMIC
LIBOR London Interbank Offered Rate
MTN Medium-Term Note
PIK Payment-in-Kind
REMICS Real Estate Mortgage Investment Conduit
SOFRRATE Secured Overnight Financing Rate
USD United States Dollar

The following schedule shows the value of affiliated investments at April 30, 2020.

Affiliated Issuers	Number of shares	Purchases	Sales	Net realized gain (loss) for the period	Net increase (decrease) in unrealized appreciation (depreciation) for the period	Amount of Dividends or Interest	Value

DoubleLine Global Bond Fund, Class I	2,430,343	—	$5,000,000	$ (219,655)	$(342,862)	$105,334	$25,008,234

The accompanying notes are an integral part of these financial statements.
55

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2020:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Corporate Bonds and Notes

Industrials	—	$83,399,238	$7,500	$83,406,738

Financials	—	48,118,335	—	48,118,335

Utilities	—	19,848,758	—	19,848,758

Asset-Backed Securities	—	44,335,839	—	44,335,839

Mortgage-Backed Securities	—	80,749,820	—	80,749,820

Municipal Bonds	—	760,626	—	760,626

U.S. Government and Agency Obligations†	—	157,697,286	—	157,697,286

Foreign Government Obligations	—	7,468,444	—	7,468,444

Floating Rate Senior Loan Interests†	—	15,061,415	—	15,061,415

Common Stocks††	$58,468	—	—	58,468

Investment Companies	25,008,234	—	—	25,008,234

Short-Term Investments

Joint Repurchase Agreements	—	2,660,837	—	2,660,837

U.S. Government and Agency Obligation	—	209,863	—	209,863

Other Investment Companies	2,989,359	—	—	2,989,359

Total Investments in Securities	$28,056,061	$460,310,461	$7,500	$488,374,022

†

All U.S. government and agency obligations and floating rate senior loan interest held in the Fund are Level 2 securities. For a detailed breakout of U.S. government and agency obligations by agency classification and floating rate senior loan interest by major industries classification, please refer to the Fund’s Schedule of Portfolio Investments.

††	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at April 30, 2020:

Corporate Bonds and Notes

Balance as of October 31, 2019	$7,500

Accrued discounts (premiums)	—

Realized gain (loss)	—

Change in unrealized appreciation/depreciation	—

Purchases	—

Sales	—

Transfers in to Level 3	—
Transfers out of Level 3	—

Balance as of April 30, 2020	$7,500

Net change in unrealized appreciation/depreciation on investments still held at April 30, 2020	—

The accompanying notes are an integral part of these financial statements.
56

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of April 30, 2020. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of April 30, 2020	Valuation Technique(s)	Unobservable Inputs(s)	Range	Average	Impact to Valuation from an Increase in Input(a)

Corporate Bonds and Notes	$7,500	Market Approach	Indicative Broker Bid	N/A	N/A	Increase

(a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

The accompanying notes are an integral part of these financial statements.
57

AMG River Road Long-Short Fund

Fund Snapshots (unaudited) April 30, 2020

PORTFOLIO BREAKDOWN

Sector	Long Exposure[1]	Short Exposure[1]	Net Exposure[1]
Communication Services	21.1	(1.9)	19.2

Financials	13.4	(2.6)	10.8

Consumer Discretionary	11.5	(9.5)	2.0

Industrials	7.7	(5.4)	2.3

Health Care	6.4	0.0	6.4

Consumer Staples	5.6	0.0	5.6

Materials	4.5	(3.6)	0.9

Utilities	1.9	0.0	1.9

Energy	0.5	(2.4)	(1.9)

Information Technology	0.0	(1.0)	(1.0)

Real Estate	0.0	(1.7)	(1.7)

Exchange Traded Funds	0.0	(35.0)	(35.0)

Short Term Investments	21.5	—	21.5

Other Assets[2]	69.0	—	69.0

1 As a percentage of net assets.

2 Includes collateral for short sales.

TOP TEN HOLDINGS

Security Name	% of Net Assets

iShares Core S&P 500 ETF[1]	35.0

Alphabet, Inc., Class C	3.9

Berkshire Hathaway, Inc., Class B	3.6

Comcast Corp., Class A	3.1

Heineken NV, ADR (Netherlands)	2.7

GCI Liberty, Inc., Class A	2.6

CorVel Corp.	2.6

Vail Resorts, Inc.	2.4

The Progressive Corp.	2.3

UniFirst Corp.	2.3

Top Ten as a Group	60.5

[1]	Percentage calculated using absolute market value of securities sold short.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

58

AMG River Road Long-Short Fund
Schedule of Portfolio Investments (unaudited) April 30, 2020

	Shares	Value

Long Positions - 94.1%

Common Stocks - 72.6%

Communication Services - 21.1%

Alphabet, Inc., Class C*,1	536	$722,882

Comcast Corp., Class A1	15,068	567,009

GCI Liberty, Inc., Class A*,1	7,964	484,450

IAC/InterActiveCorp.*	874	195,322

Liberty Media Corp.-Liberty Braves*	16,778	337,070

Liberty Media Corp.-Liberty SiriusXM, Class C*	5,592	190,520

Madison Square Garden Entertainment Corp.*	4,420	365,534

Madison Square Garden Sports Corp.*	2,245	384,613

Nintendo Co., Ltd., ADR (Japan)[1]	7,060	363,166

The Walt Disney Co.[1]	2,480	268,212

Total Communication Services		3,878,778

Consumer Discretionary - 11.5%

Booking Holdings, Inc.*	209	309,439

Cie Financiere Richemont, S.A., ADR (Switzerland)	68,439	384,627

Dollar Tree, Inc.*,1	3,877	308,881

LKQ Corp.*	7,425	194,164

Starbucks Corp.[1]	3,910	300,014

Tractor Supply Co.	1,828	185,414

Vail Resorts, Inc.	2,539	434,169

Total Consumer Discretionary		2,116,708

Consumer Staples - 5.6%

Heineken NV, ADR (Netherlands)[1]	11,504	490,530

Hostess Brands, Inc.*	27,201	326,956

Seaboard Corp.	69	207,766

Total Consumer Staples		1,025,252

Energy - 0.5%

Valero Energy Corp.	1,498	94,898

Financials - 13.4%

American Express Co.[1]	4,100	374,125

Berkshire Hathaway, Inc., Class B*,1	3,498	655,385

Brookfield Asset Management, Inc., Class A (Canada)	8,743	295,688

Lazard, Ltd., Class A1	13,877	381,618

The Progressive Corp.[1]	5,556	429,479

U.S. Bancorp[1]	8,652	315,798

Total Financials		2,452,093

Health Care - 6.4%

CorVel Corp.*,1	8,983	473,314

McKesson Corp.[1]	2,188	309,055

	Shares	Value

UnitedHealth Group, Inc.	1,315	$384,598

Total Health Care		1,166,967

Industrials - 7.7%

3M Co.[1]	2,122	322,374

General Dynamics Corp.[1]	2,909	379,974

Huntington Ingalls Industries, Inc.	1,531	293,049

UniFirst Corp.	2,517	423,233

Total Industrials		1,418,630

Materials - 4.5%

Alamos Gold, Inc., Class A (Canada)	32,428	261,694

AptarGroup, Inc.	2,460	263,417

Sandstorm Gold, Ltd. (Canada)*	37,551	292,147

Total Materials		817,258

Utilities - 1.9%

NextEra Energy, Inc.[1]	1,517	350,609

Total Common Stocks (Cost $12,809,699)		13,321,193

Short-Term Investments - 21.5%

Other Investment Companies - 21.5%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.17%[2]	1,300,037	1,300,037

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.20%[2]	1,300,037	1,300,037

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.25%[2]	1,339,432	1,339,432

Total Short-Term Investments (Cost $3,939,506)		3,939,506

Total Investments - 94.1% (Cost $16,749,205)		17,260,699

Short Sales - (63.1%)[3]

Common Stocks - (28.1%)

Communication Services - (1.9%)

CenturyLink, Inc.	(21,346)	(226,694)

ViacomCBS, Inc., Class B	(7,399)	(127,707)

Total Communication Services		(354,401)

Consumer Discretionary - (9.5%)

Brunswick Corp.	(4,075)	(194,459)

Cooper Tire & Rubber Co.	(4,580)	(97,050)

Darden Restaurants, Inc.	(1,660)	(122,491)

Dorman Products, Inc. *	(2,079)	(131,143)

Ford Motor Co.	(19,154)	(97,494)

The Gap, Inc.	(11,902)	(96,644)

Harley-Davidson, Inc.	(7,559)	(165,013)

Kohl’s Corp.	(4,667)	(86,153)

The accompanying notes are an integral part of these financial statements.
59

AMG River Road Long-Short Fund
Schedule of Portfolio Investments (continued)

	Shares	Value

Consumer Discretionary - (9.5%) (continued)

Leggett & Platt, Inc.	(2,781)	$(97,697)

Planet Fitness, Inc., Class A *	(2,216)	(133,691)

Texas Roadhouse, Inc.	(3,227)	(151,960)

Whirlpool Corp.	(1,503)	(167,945)

YETI Holdings, Inc. *	(6,981)	(192,746)

Total Consumer Discretionary		(1,734,486)

Energy - (2.4%)

Baker Hughes Co.	(9,803)	(136,752)

Halliburton Co.	(11,646)	(122,283)

National Oilwell Varco, Inc.	(8,580)	(108,451)

Petroleo Brasileiro, S.A., Sponsored ADR (Brazil)	(10,442)	(72,154)

Total Energy		(439,640)

Financials - (2.6%)

BOK Financial Corp.	(1,891)	(97,935)

Janus Henderson Group PLC (United Kingdom)	(9,838)	(176,100)

Mercury General Corp.	(5,075)	(207,872)

Total Financials		(481,907)

Industrials - (5.4%)

American Airlines Group, Inc.	(9,044)	(108,618)

Caterpillar, Inc.	(1,705)	(198,428)

Deluxe Corp.	(3,250)	(91,552)

Heartland Express, Inc.	(9,274)	(181,678)

Union Pacific Corp.	(1,302)	(208,047)

United Rentals, Inc. *	(1,588)	(204,058)

Total Industrials		(992,381)

	Shares	Value

Information Technology - (1.0%)

Belden, Inc.	(2,536)	$(86,706)

Stratasys, Ltd. *	(4,920)	(87,084)

Total Information Technology		(173,790)

Materials - (3.6%)

ArcelorMittal, S.A. (Luxembourg)	(6,824)	(74,927)

Berry Global Group, Inc. *	(3,387)	(134,769)

Freeport-McMoRan, Inc.	(20,592)	(181,827)

Quaker Chemical Corp.	(1,374)	(209,013)

Rio Tinto PLC, Sponsored ADR (United Kingdom)	(1,473)	(68,038)

Total Materials		(668,574)

Real Estate - (1.7%)

Omega Healthcare Investors, Inc., REIT	(3,883)	(113,190)

PotlatchDeltic Corp., REIT	(2,975)	(104,452)

Rayonier, Inc., REIT	(3,723)	(89,464)

Total Real Estate		(307,106)

Total Common Stocks (Proceeds $(5,267,858))		(5,152,285)

Exchange Traded Funds - (35.0%)

iShares Core S&P 500 ETF (Proceeds $(5,669,913))	(22,063)	(6,423,863)

Total Short Sales - (63.1%) (Proceeds $(10,937,771))		(11,576,148)

Other Assets, less Liabilities - 69.0%		12,665,284

Net Assets - 100.0%		$18,349,835

*	Non-income producing security.
[1]

Security position is either entirely or partially held in a segregated account as collateral for securities sold short. As of April 30, 2020, value of securities held in the segregated account was $3,735,642.

[2]	Yield shown represents the April 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[3]

The Fund is contractually responsible to the lender for any dividends payable on securities while those securities are outstanding in short position. These dividends and interest amounts are recorded as interest and dividend expense on the Statement of Operations.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

The accompanying notes are an integral part of these financial statements.
60

AMG River Road Long-Short Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2020:

	Level 1	Level 2	Level 3	Value

Investments in Securities

Assets

Common Stocks†	$13,321,193	—	—	$13,321,193

Short-Term Investments

Other Investment Companies	3,939,506	—	—	3,939,506

Total Assets	17,260,699	—	—	17,260,699

Liabilities

Common Stocks†	(5,152,285)	—	—	(5,152,285)

Exchange Traded Funds†	(6,423,863)	—	—	(6,423,863)

Total Liabilities	(11,576,148)	—	—	(11,576,148)

Net Investments in Securities	$5,684,551	—	—	$5,684,551

†

All common stocks and exchange traded funds held or shorted in the Fund are Level 1 securities. For a detailed breakout of common stocks and exchange traded funds by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.
61

AMG Managers Pictet International Fund
Fund Snapshots (unaudited) April 30, 2020

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	22.2

Financials	17.4

Consumer Discretionary	17.3

Consumer Staples	15.7

Communication Services	9.1

Health Care	6.6

Information Technology	4.5

Materials	2.0

Energy	1.9

Real Estate	0.9

Short-Term Investments	2.8

Other Assets Less Liabilities	(0.4)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Nestle SA (Switzerland)	3.5

Asahi Group Holdings, Ltd. (Japan)	3.5

Informa PLC (United Kingdom)	3.4

GlaxoSmithKline PLC (United Kingdom)	2.4

Prudential PLC (United Kingdom)	2.4

Trip.com Group, Ltd., ADR (China)	2.4

Safran SA (France)	2.3

Nexon Co., Ltd. (Japan)	2.2

Julius Baer Group, Ltd. (Switzerland)	2.1

Sony Corp. (Japan)	2.0

Top Ten as a Group	26.2

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

62

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (unaudited) April 30, 2020

	Shares	Value

Common Stocks - 97.6%

Communication Services - 9.1%

Bollore SA (France)	1,012,992	$2,684,667

Bollore SA, non-voting (France)*	3,572	9,551

Informa PLC (United Kingdom)	1,290,121	7,126,413

Nexon Co., Ltd. (Japan)	290,500	4,690,410

Square Enix Holdings Co., Ltd. (Japan)	52,900	2,168,163

Vivendi SA (France)	124,627	2,693,594

Total Communication Services		19,372,798

Consumer Discretionary - 17.3%

Cie Financiere Richemont SA (Switzerland)	61,817	3,507,093

Compass Group PLC (United Kingdom)	203,026	3,416,384

Freni Brembo SpA (Italy)	315,062	2,672,774

Gestamp Automocion SA (Spain)[1]	613,524	1,536,320

InterContinental Hotels Group PLC (United Kingdom)	64,131	2,921,326

JD.com, Inc., ADR (China)*,2	47,783	2,059,447

KOMEDA Holdings Co., Ltd. (Japan)[2]	164,600	2,500,991

Matas A/S (Denmark)	133,474	905,207

Pandora A/S (Denmark)[2]	76,508	2,720,512

Rakuten, Inc. (Japan)	414,100	3,511,250

Rinnai Corp. (Japan)	20,100	1,522,485

Sony Corp. (Japan)	67,500	4,343,903

Trip.com Group, Ltd., ADR (China)*	195,730	5,042,005

Total Consumer Discretionary		36,659,697

Consumer Staples - 15.7%

Ain Holdings, Inc. (Japan)	75,300	4,223,924

Anheuser-Busch InBev SA/NV (Belgium)	92,295	4,298,201

Asahi Group Holdings, Ltd. (Japan)	212,900	7,320,637

cocokara fine, Inc. (Japan)	65,200	3,074,912

Danone SA (France)	29,751	2,073,567

Matsumotokiyoshi Holdings Co., Ltd. (Japan)	43,800	1,507,536

Nestle SA (Switzerland)	69,219	7,330,986

Treasury Wine Estates, Ltd. (Australia)	513,503	3,377,486

Total Consumer Staples		33,207,249

Energy - 1.9%

Royal Dutch Shell PLC, Class B (Netherlands)	239,987	3,841,849

Z Energy, Ltd. (New Zealand)	137,471	258,969

Total Energy		4,100,818

Financials - 17.4%

Banco Bilbao Vizcaya Argentaria SA (Spain)	1,018,885	3,330,527

DBS Group Holdings, Ltd. (Singapore)	274,300	3,861,900

EXOR NV (Netherlands)	69,455	3,787,710

	Shares	Value

Intesa Sanpaolo SpA (Italy)	1,506,056	$2,351,722

Julius Baer Group, Ltd. (Switzerland)	113,045	4,439,861

Moscow Exchange MICEX-RTS PJSC (Russia)	2,160,313	3,491,960

Nordea Bank Abp (Finland)	474,295	3,042,098

Prudential PLC (United Kingdom)	362,729	5,117,143

Saga PLC (United Kingdom)	4,693,703	961,743

Shinsei Bank, Ltd. (Japan)*	279,700	3,374,001

Sompo Holdings, Inc. (Japan)	92,700	3,006,773

Total Financials		36,765,438

Health Care - 6.6%

GlaxoSmithKline PLC (United Kingdom)	245,387	5,119,383

Grifols SA, ADR (Spain)[2]	172,684	3,505,485

LivaNova PLC (United Kingdom)*	55,417	2,943,751

Miraca Holdings, Inc. (Japan)	94,400	2,363,733

Total Health Care		13,932,352

Industrials - 22.2%

Bunzl PLC (United Kingdom)	64,275	1,395,066

CK Hutchison Holdings, Ltd. (Hong Kong)	393,248	2,914,824

Elis SA (France)	326,544	4,025,030

FANUC Corp. (Japan)	26,400	4,308,833

Fujitec Co., Ltd. (Japan)	168,000	2,396,433

Hoshizaki Corp. (Japan)	49,600	3,779,859

Jardine Strategic Holdings, Ltd. (Hong Kong)	193,300	4,155,353

Knorr-Bremse AG (Germany)	35,583	3,309,359

Park24 Co., Ltd. (Japan)	223,000	3,501,319

Reliance Worldwide Corp., Ltd. (United States)	2,025,609	3,563,548

Safran SA (France)	53,557	4,979,275

Signature Aviation PLC (United Kingdom)	640,314	1,572,547

Vinci SA (France)	52,727	4,319,520

The Weir Group PLC (United Kingdom)	73,458	877,867

Wizz Air Holdings PLC (Switzerland)*,1	55,547	2,007,492

Total Industrials		47,106,325

Information Technology - 4.5%

ams AG (Austria)*,2	43,171	566,700

ASML Holding NV (Netherlands)	12,529	3,659,554

Samsung Electronics Co., Ltd. (South Korea)	73,341	3,015,603

Siltronic AG (Germany)	27,304	2,337,505

Total Information Technology		9,579,362

Materials - 2.0%

KAZ Minerals PLC (United Kingdom)[2]	133,239	692,990

OCI NV (Netherlands)*,2	297,473	3,592,126

Total Materials		4,285,116

The accompanying notes are an integral part of these financial statements.
63

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (continued)

	Shares	Value

Real Estate - 0.9%

Merlin Properties Socimi SA, REIT (Spain)	200,817	$1,863,613

Total Common Stocks (Cost $246,590,630)		206,872,768

	Principal Amount

Short-Term Investments - 2.8%

Joint Repurchase Agreements - 2.8%[3]

Cantor Fitzgerald Securities, Inc., dated 04/30/20, due 05/01/20, 0.050% total to be received $1,392,002 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 05/25/20 - 02/20/70, totaling $1,419,840)	$1,392,000	1,392,000

Citigroup Global Markets, Inc., dated 04/30/20, due 05/01/20, 0.040% total to be received $1,391,969 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.500% - 6.500%, 05/31/20 - 02/01/57, totaling $1,419,806)	1,391,967	1,391,967

Credit Suisse AG, dated 04/30/20, due 05/01/20, 0.020% total to be received $292,993 (collateralized by various U.S. Treasuries, 0.000% - 3.625%, 02/15/21 - 11/30/24, totaling $298,853)	292,993	292,993

Daiwa Capital Markets America, dated 04/30/20, due 05/01/20, 0.050% total to be received $1,391,969 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 05/07/20 - 03/01/52, totaling $1,419,806)	1,391,967	1,391,967

	Principal Amount	Value

RBC Dominion Securities, Inc., dated 04/30/20, due 05/01/20, 0.040% total to be received $1,391,969 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 07/15/24 - 05/01/50, totaling $1,419,806)	$1,391,967	$1,391,967

Total Joint Repurchase Agreements		5,860,894

	Shares

Other Investment Companies - 0.0%#

Dreyfus Government Cash Management Fund, Institutional Shares, 0.17%[4]	44,441	44,441

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.20%[4]	44,441	44,441

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.25%[4]	45,788	45,788

Total Other Investment Companies		134,670

Total Short-Term Investments (Cost $5,995,564)		5,995,564

Total Investments - 100.4% (Cost $252,586,194)		212,868,332

Other Assets, less Liabilities - (0.4)%		(904,841)

Net Assets - 100.0%		$211,963,491

*	Non-income producing security.
#	Less than 0.05%.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2020, the value of these securities amounted to $3,543,812 or 1.7% of net assets.

[2]

Some of these securities, amounting to $10,891,325 or 5.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the April 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR   American Depositary Receipt

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.
64

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2020:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Industrials	—	$47,106,325	—	$47,106,325

Financials	—	36,765,438	—	36,765,438

Consumer Discretionary	$7,101,452	29,558,245	—	36,659,697

Consumer Staples	—	33,207,249	—	33,207,249

Communication Services	9,551	19,363,247	—	19,372,798

Health Care	6,449,236	7,483,116	—	13,932,352

Information Technology	—	9,579,362	—	9,579,362

Materials	—	4,285,116	—	4,285,116

Energy	—	4,100,818	—	4,100,818

Real Estate	—	1,863,613	—	1,863,613

Short-Term Investments

Joint Repurchase Agreements	—	5,860,894	—	5,860,894

Other Investment Companies	134,670	—	—	134,670

Total Investments in Securities	$13,694,909	$199,173,423	—	$212,868,332

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at April 30, 2020, was as follows:

Country	% of Long-Term Investments

Australia	1.6

Austria	0.3

Belgium	2.1

China	3.4

Denmark	1.8

Finland	1.5

France	10.0

Germany	2.7

Hong Kong	3.4

Italy	2.4

Japan	27.8

Country	% of Long-Term Investments

Netherlands	7.2

New Zealand	0.1

Russia	1.7

Singapore	1.9

South Korea	1.5

Spain	5.0

Switzerland	8.4

United Kingdom	15.5

United States	1.7

100.0

The accompanying notes are an integral part of these financial statements.
65

Statement of Assets and Liabilities (unaudited)
April 30, 2020

	AMG River Road Focused Absolute Value Fund	AMG Managers Montag & Caldwell Growth Fund	AMG River Road Dividend All Cap Value Fund	AMG Managers Fairpointe Mid Cap Fund
Assets:

Investments at value[1] (including securities on loan valued at $4,032,352, $18,966,660, $22,404,434, and $0, respectively)	$135,254,112	$450,956,868	$464,601,496	$569,229,994

Receivable for investments sold	2,150,541	—	16,293,690	6,396,992

Dividend and interest receivables	46,116	363,732	1,057,219	343,188

Securities lending income receivable	666	633	3,535	—

Receivable for Fund shares sold	74,552	65,978	74,395	197,459

Receivable from affiliate	19,758	5,207	—	53,011

Prepaid expenses and other assets	29,762	25,577	38,102	60,212

Total assets	137,575,507	451,417,995	482,068,437	576,280,856

Liabilities:

Payable upon return of securities loaned	1,456,845	—	12,577,700	—

Payable for investments purchased	1,614,513	1,722,966	—	3,030,416

Payable for Fund shares repurchased	718,985	656,863	366,040	1,681,612

Line of credit payable	—	—	7,434,573	—

Accrued expenses:

Investment advisory and management fees	63,225	241,778	207,605	290,885

Administrative fees	15,806	51,810	51,901	67,598

Distribution fees	2,940	20,302	9,140	38,781

Shareholder service fees	4,211	24,178	17,719	35,370

Other	33,402	106,250	140,647	419,535

Total liabilities	3,909,927	2,824,147	20,805,325	5,564,197

Net Assets	$133,665,580	$448,593,848	$461,263,112	$570,716,659

[1] Investments at cost	$136,823,889	$300,732,758	$438,664,656	$608,136,163

The accompanying notes are an integral part of these financial statements.
66

Statement of Assets and Liabilities (continued)

	AMG River Road Focused Absolute Value Fund	AMG Managers Montag & Caldwell Growth Fund	AMG River Road Dividend All Cap Value Fund	AMG Managers Fairpointe Mid Cap Fund

Net Assets Represent:

Paid-in capital	$157,764,267	$254,428,871	$446,575,620	$404,131,166

Total distributable earnings (loss)	(24,098,687)	194,164,977	14,687,492	166,585,493

Net Assets	$133,665,580	$448,593,848	$461,263,112	$570,716,659

Class N:

Net Assets	$15,186,460	$153,783,663	$46,757,028	$279,507,068

Shares outstanding	1,511,553	8,467,990	5,083,925	10,454,570

Net asset value, offering and redemption price per share	$10.05	$18.16	$9.20	$26.74

Class I:

Net Assets	$118,380,089	$294,810,185	$414,270,622	$280,278,527

Shares outstanding	11,726,235	16,103,147	45,081,948	10,178,525

Net asset value, offering and redemption price per share	$10.10	$18.31	$9.19	$27.54

Class Z:

Net Assets	$99,031	—	$235,462	$10,931,064

Shares outstanding	9,806	—	25,620	397,757

Net asset value, offering and redemption price per share	$10.10	—	$9.19	$27.48

The accompanying notes are an integral part of these financial statements.
67

Statement of Assets and Liabilities (continued)

	AMG Managers LMCG Small Cap Growth Fund	AMG River Road Small-Mid Cap Value Fund	AMG River Road Small Cap Value Fund	AMG Managers Silvercrest Small Cap Fund
Assets:

Investments at value[1] (including securities on loan valued at $3,008,470, $13,636,033, $29,048,133, and $10,990,039, respectively)	$31,415,074	$162,970,616	$449,381,153	$175,640,067

Receivable for investments sold	1,325,540	—	2,165,179	—

Dividend and interest receivables	434	21,660	97,741	98,220

Securities lending income receivable	294	1,154	2,453	1,004

Receivable for Fund shares sold	6,112	1,294,684	1,321,137	266,792

Receivable from affiliate	9,459	—	—	10,977

Prepaid expenses and other assets	20,232	31,161	42,862	34,014

Total assets	32,777,145	164,319,275	453,010,525	176,051,074

Liabilities:

Payable upon return of securities loaned	175,620	301,907	7,002,246	—

Payable for investments purchased	1,267,630	—	401,594	—

Payable for Fund shares repurchased	29,047	560,023	1,663,704	80,072

Accrued expenses:

Investment advisory and management fees	21,243	93,125	262,906	118,588

Administrative fees	3,541	18,625	49,295	19,765

Distribution fees	3,561	4,066	7,016	3,903

Shareholder service fees	1,652	6,798	28,523	7,709

Other	30,359	33,570	60,891	46,840

Total liabilities	1,532,653	1,018,114	9,476,175	276,877

Net Assets	$31,244,492	$163,301,161	$443,534,350	$175,774,197

[1] Investments at cost	$30,075,452	$190,294,587	$464,693,178	$200,534,668

The accompanying notes are an integral part of these financial statements.
68

Statement of Assets and Liabilities (continued)

	AMG Managers LMCG Small Cap Growth Fund	AMG River Road Small-Mid Cap Value Fund	AMG River Road Small Cap Value Fund	AMG Managers Silvercrest Small Cap Fund
Net Assets Represent:

Paid-in capital	$31,442,561	$199,725,377	$486,751,573	$207,030,875

Total distributable loss	(198,069)	(36,424,216)	(43,217,223)	(31,256,678)

Net Assets	$31,244,492	$163,301,161	$443,534,350	$175,774,197

Class N:

Net Assets	$24,323,808	$20,537,767	$37,287,408	$20,813,926

Shares outstanding	1,481,114	3,416,468	3,865,966	1,697,132

Net asset value, offering and redemption price per share	$16.42	$6.01	$9.65	$12.26

Class I:

Net Assets	$6,920,684	$142,657,212	$405,993,128	$125,585,571

Shares outstanding	412,800	23,135,846	41,038,556	10,110,931

Net asset value, offering and redemption price per share	$16.77	$6.17	$9.89	$12.42

Class Z:

Net Assets	—	$106,182	$253,814	$29,374,700

Shares outstanding	—	17,231	25,669	2,366,587

Net asset value, offering and redemption price per share	—	$6.16	$9.89	$12.41

The accompanying notes are an integral part of these financial statements.
69

Statement of Assets and Liabilities (continued)

	AMG Managers DoubleLine Core Plus Bond Fund	AMG River Road Long-Short Fund	AMG Managers Pictet International Fund

Assets:

Investments at value[1] (including securities on loan valued at $2,591,570, $0, and $10,891,325, respectively)	$463,365,788	$17,260,699	$212,868,332

Affiliated Investments at value[2]	25,008,234	—	—

Cash	455,011	—	—

Foreign currency[3]	—	149,511	384,417

Receivable for investments sold	38,328,418	1,323,027	4,299,863

Segregated cash	—	12,752,060	—

Dividend and interest receivables	3,008,676	9,246	2,439,133

Securities lending income receivable	756	—	2,664

Receivable for Fund shares sold	130,353	12,037	262,836

Receivable from affiliate	29,075	8,174	16,005

Prepaid expenses and other assets	34,038	24,479	36,925

Total assets	530,360,349	31,539,233	220,310,175

Liabilities:

Payable upon return of securities loaned	2,660,837	—	5,860,894

Payable for investments purchased	27,829,353	1,513,106	1,553,716

Payable for delayed delivery investments purchased	2,184,039	—	—

Payable for Fund shares repurchased	1,324,171	5,206	664,063

Interest and dividends payable	—	56,080	—

Accrued expenses:

Investment advisory and management fees	191,956	13,187	113,241

Administrative fees	63,985	2,327	25,352

Distribution fees	13,882	477	10,563

Shareholder service fees	33,964	1,236	17,353

Other	105,697	21,631	101,502

Securities sold short, at value[4]	—	11,576,148	—

Total liabilities	34,407,884	13,189,398	8,346,684

Net Assets	$495,952,465	$18,349,835	$211,963,491

[1] Investments at cost	$480,325,827	$16,749,205	$252,586,194

[2] Affiliated Investments at cost	$25,182,001	—	—

[3] Foreign currency at cost	—	$155,687	$379,956

[4] Proceeds	—	$10,937,771	—

The accompanying notes are an integral part of these financial statements.
70

Statement of Assets and Liabilities (continued)

	AMG Managers DoubleLine Core Plus Bond Fund	AMG River Road Long-Short Fund	AMG Managers Pictet International Fund

Net Assets Represent:

Paid-in capital	$523,054,196	$19,346,107	$362,009,105

Total distributable loss	(27,101,731)	(996,272)	(150,045,614)

Net Assets	$495,952,465	$18,349,835	$211,963,491

Class N:

Net Assets	$61,855,019	$2,239,547	$53,543,270

Shares outstanding	6,017,623	196,957	7,219,175

Net asset value, offering and redemption price per share	$10.28	$11.37	$7.42

Class I:

Net Assets	$431,675,289	$16,030,844	$141,599,993

Shares outstanding	42,023,267	1,380,530	19,020,038

Net asset value, offering and redemption price per share	$10.27	$11.61	$7.44

Class Z:

Net Assets	$2,422,157	$79,444	$16,820,228

Shares outstanding	235,591	6,824	2,265,927

Net asset value, offering and redemption price per share	$10.28	$11.64	$7.42

The accompanying notes are an integral part of these financial statements.
71

Statement of Operations (unaudited)
For the six months ended April 30, 2020

	AMG River Road Focused Absolute Value Fund	AMG Managers Montag & Caldwell Growth Fund	AMG River Road Dividend All Cap Value Fund	AMG Managers Fairpointe Mid Cap Fund
Investment Income:

Dividend income	$1,042,073 [1]	$2,191,901	$9,132,528	$8,952,709

Securities lending income	23,917	2,065	36,008	—
Foreign withholding tax	(6,291)	—	(5,834)	(74,377)

Total investment income	1,059,699	2,193,966	9,162,702	8,878,332

Expenses:

Investment advisory and management fees	483,399	1,642,013	1,645,631	2,953,055

Administrative fees	120,850	351,860	411,408	707,184

Distribution fees - Class N	22,696	137,366	77,568	490,319

Shareholder servicing fees - Class N	3,631	55,738	21,719	161,845

Shareholder servicing fees - Class I	28,562	108,463	119,174	204,892

Registration fees	33,112	23,221	37,737	44,671

Professional fees	18,187	34,745	33,137	59,404

Custodian fees	12,680	22,786	27,984	67,790

Trustee fees and expenses	6,733	21,517	26,652	63,709

Reports to shareholders	5,780	40,021	23,531	182,173

Transfer agent fees	2,147	25,607	9,835	36,256

Interest expense	518	—	2,198	529

Miscellaneous	4,691	13,032	16,406	39,396

Total expenses before offsets	742,986	2,476,369	2,452,980	5,011,223

Expense reimbursements	(115,557	(16,729)	—	(287,697)

Expense reductions	(11,078)	(5,101)	(7,664)	—

Net expenses	616,351	2,454,539	2,445,316	4,723,526

Net investment income (loss)	443,348	(260,573)	6,717,386	4,154,806

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	(21,909,595)	45,070,506	1,259,589	203,515,349

Net change in unrealized appreciation/depreciation on investments	(13,236,604)	(32,551,508)	(116,719,830)	(319,829,718)

Net realized and unrealized gain (loss)	(35,146,199)	12,518,998	(115,460,241)	(116,314,369)

Net increase (decrease) in net assets resulting from operations	$(34,702,851)	$12,258,425	$(108,742,855)	$(112,159,563)

  1 Includes non-recurring dividends of $233,258.

The accompanying notes are an integral part of these financial statements.
72

Statement of Operations (continued)

	AMG Managers LMCG Small Cap Growth Fund	AMG River Road Small-Mid Cap Value Fund	AMG River Road Small Cap Value Fund	AMG Managers Silvercrest Small Cap Fund
Investment Income:

Dividend income	$34,065	$1,332,963 [1]	$3,106,501 [2]	$1,575,294

Securities lending income	4,803	13,751	30,982	12,873

Foreign withholding tax	—	(4,398)	(28,826)	—

Total investment income	38,868	1,342,316	3,108,657	1,588,167

Expenses:

Investment advisory and management fees	165,455	672,126	1,693,674	922,913

Administrative fees	27,576	134,425	317,564	153,819

Distribution fees - Class N	28,169	32,486	46,930	31,855

Shareholder servicing fees - Class N	9,761	7,797	18,772	8,920

Shareholder servicing fees - Class I	3,108	41,331	153,498	51,160

Registration fees	19,369	33,834	34,728	27,485

Professional fees	12,924	17,071	25,870	18,737

Custodian fees	11,287	16,023	21,719	15,127

Reports to shareholders	6,074	7,355	17,643	12,052

Transfer agent fees	4,929	2,812	6,038	3,392

Trustee fees and expenses	2,191	7,412	18,095	9,672

Interest expense	2,432	—	—	—

Miscellaneous	2,037	5,109	10,941	6,459

Repayment of prior reimbursements	—	28,445	—	—

Total expenses before offsets	295,312	1,006,226	2,365,472	1,261,591

Expense reimbursements	(62,487)	—	—	(62,161)

Expense reductions	(1,139)	(27,276)	(43,123)	(24,189)

Net expenses	231,686	978,950	2,322,349	1,175,241

Net investment income (loss)	(192,818)	363,366	786,308	412,926

Net Realized and Unrealized Loss:

Net realized gain (loss) on investments	1,983,470	(8,045,215)	(26,991,102)	(5,497,857)

Net change in unrealized appreciation/depreciation on investments	(3,106,435)	(37,964,910)	(64,202,772)	(41,707,554)

Net realized and unrealized loss	(1,122,965)	(46,010,125)	(91,193,874)	(47,205,411)

Net decrease in net assets resulting from operations	$(1,315,783)	$(45,646,759)	$(90,407,566)	$(46,792,485)

1 Includes non-recurring dividends of $332,439.

2 Includes non-recurring dividends of $435,485.

The accompanying notes are an integral part of these financial statements.
73

Statement of Operations (continued)

	AMG Managers DoubleLine Core Plus Bond Fund	AMG River Road Long-Short Fund	AMG Managers Pictet International Fund
Investment Income:

Dividend income	$111,918	$168,742	$3,126,2881

Interest income	11,386,175	—	175

Dividends from affiliated securities	105,334	—	—

Securities lending income	12,050	—	13,621

Foreign withholding tax	—	(1,516)	(213,545)

Total investment income	11,615,477	167,226	2,926,539

Expenses:

Investment advisory and management fees	1,425,129	101,045	880,649

Administrative fees	475,043	17,831	193,996

Distribution fees - Class N	98,182	3,349	78,500

Shareholder servicing fees - Class N	31,418	1,072	41,575

Shareholder servicing fees - Class I	220,946	8,405	82,450

Custodian fees	66,406	9,390	60,986

Professional fees	55,631	15,407	23,502

Registration fees	38,614	24,066	33,985

Trustee fees and expenses	28,379	1,103	12,297

Reports to shareholders	24,433	2,015	38,790

Transfer agent fees	9,780	525	6,318

Dividend expense	—	184,484	—

Interest expense	—	1,268	5,213

Miscellaneous	17,192	1,711	10,912

Total expenses before offsets	2,491,153	371,671	1,469,173

Expense reimbursements	(73,375)	(39,951)	(67,989)

Expense reductions	—	(7,958)	—

Fee waivers	(135,388)	—	—

Net expenses	2,282,390	323,762	1,401,184

Net investment income (loss)	9,333,087	(156,536)	1,525,355

Net Realized and Unrealized Loss:

Net realized gain (loss) on investments	7,479,568	(2,558,436)	(11,858,249)

Net realized loss on affiliated investments	(219,655)	—	—

Net realized gain on short sales	—	2,242,878	—

Net realized loss on foreign currency transactions	—	(2,725)	(10,929)

Net change in unrealized appreciation/depreciation on investments	(34,021,573)	(255,263)	(48,149,595)

Net change in unrealized appreciation/depreciation on affiliated investments	(342,862)	—	—

Net change in unrealized appreciation/depreciation on short sales	—	(481,788)	—

Net change in unrealized appreciation/depreciation on foreign currency translations	—	(6,442)	(10,307)

Net realized and unrealized loss	(27,104,522)	(1,061,776)	(60,029,080)

Net decrease in net assets resulting from operations	$(17,771,435)	$(1,218,312)	$(58,503,725)

1 Includes non-recurring dividends of $778,569.

The accompanying notes are an integral part of these financial statements.
74

Statements of Changes in Net Assets
For the six months ended April 30, 2020 (unaudited) and the fiscal year ended October 31, 2019

	AMG River Road Focused Absolute Value Fund		AMG Managers Montag & Caldwell Growth Fund		AMG River Road Dividend All Cap Value Fund
	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$443,348	$431,888	$(260,573)	$99,327	$6,717,386	$18,292,187

Net realized gain (loss) on investments	(21,909,595)	2,411,489	45,070,506	48,983,504	1,259,589	38,253,975

Net change in unrealized appreciation/depreciation on investments	(13,236,604)	10,556,910	(32,551,508)	33,325,277	(116,719,830)	8,086,074

Net increase (decrease) in net assets resulting from operations	(34,702,851)	13,400,287	12,258,425	82,408,108	(108,742,855)	64,632,236

Distributions to Shareholders:

Class N	(376,933)	(586,698)	(14,140,899)	(32,648,158)	(5,501,634)	(8,009,145)

Class I	(3,160,161)	(1,474,234)	(28,027,374)	(73,505,569)	(42,289,443)	(58,453,011)

Class R1	—	—	—	(119,576)	—	—

Class Z	(3,318)	(4,375)	—	—	(5,120)	(5,769)

Total distributions to shareholders	(3,540,412)	(2,065,307)	(42,168,273)	(106,273,303)	(47,796,197)	(66,467,925)

Capital Share Transactions:[2]

Net increase (decrease) from capital share transactions	25,540,704	104,854,748	(17,074,190)	(76,806,232)	4,821,901	(230,206,314)

Total increase (decrease) in net assets	(12,702,559)	116,189,728	(46,984,038)	(100,671,427)	(151,717,151)	(232,042,003)

Net Assets:

Beginning of period	146,368,139	30,178,411	495,577,886	596,249,313	612,980,263	845,022,266

End of period	$133,665,580	$146,368,139	$448,593,848	$495,577,886	$461,263,112	$612,980,263

[1]	Effective May 31, 2019 Class R shares converted to Class N shares.
[2]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.
75

Statements of Changes in Net Assets (continued)
For the six months ended April 30, 2020 (unaudited) and the fiscal year ended October 31, 2019

	AMG Managers Fairpointe Mid Cap Fund		AMG Managers LMCG Small Cap Growth Fund		AMG River Road Small-Mid Cap Value Fund
	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$4,154,806	$25,730,643	$(192,818)	$(294,184)	$363,366	$(61,527)

Net realized gain (loss) on investments	203,515,349	150,936,113	1,983,470	(780,765)	(8,045,215)	2,556,562

Net change in unrealized appreciation/depreciation on investments	(319,829,718)	(163,566,555)	(3,106,435)	17,124	(37,964,910)	7,741,087

Net increase (decrease) in net assets resulting from operations	(112,159,563)	13,100,201	(1,315,783)	(1,057,825)	(45,646,759)	10,236,122

Distributions to Shareholders:

Class N	(33,504,723)	(60,784,071)	—	—	(512,884)	(990,330)

Class I	(37,562,764)	(118,067,003)	—	—	(3,093,005)	(3,445,808)

Class Z	(3,451,809)	(15,472,072)	—	—	(3,815)	(9,497)

Total distributions to shareholders	(74,519,296)	(194,323,146)	—	—	(3,609,704)	(4,445,635)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(911,344,412)	(1,003,127,045)	(12,764,653)	(56,651,158)	42,084,687	95,306,265

Total increase (decrease) in net assets	(1,098,023,271)	(1,184,349,990)	(14,080,436)	(57,708,983)	(7,171,776)	101,096,752

Net Assets:

Beginning of period	1,668,739,930	2,853,089,920	45,324,928	103,033,911	170,472,937	69,376,185

End of period	$570,716,659	$1,668,739,930	$31,244,492	$45,324,928	$163,301,161	$170,472,937

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.
76

Statements of Changes in Net Assets (continued)
For the six months ended April 30, 2020 (unaudited) and the fiscal year ended October 31, 2019

	AMG River Road Small Cap Value Fund		AMG Managers Silvercrest Small Cap Fund		AMG Managers DoubleLine Core Plus Bond Fund

	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$786,308	$(253,950)	$412,926	$794,327	$9,333,087	$21,540,707

Net realized gain (loss) on investments	(26,991,102)	34,643,370	(5,497,857)	4,890,467	7,259,913	(987,474)

Net change in unrealized appreciation/depreciation on investments	(64,202,772)	2,456,593	(41,707,554)	8,668,319	(34,364,435)	32,237,519

Net increase (decrease) in net assets resulting from operations	(90,407,566)	36,846,013	(46,792,485)	14,353,113	(17,771,435)	52,790,752

Distributions to Shareholders:

Class N	(2,120,249)	(2,950,509)	(661,535)	(2,775,383)	(1,269,158)	(3,097,945)

Class I	(23,298,854)	(28,932,862)	(4,033,106)	(14,843,605)	(9,512,385)	(19,657,097)

Class Z	(11,458)	(17,058)	(958,145)	(3,127,881)	(44,532)	(89,469)

Total distributions to shareholders	(25,430,561)	(31,900,429)	(5,652,786)	(20,746,869)	(10,826,075)	(22,844,511)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	154,878,907	40,696,083	3,692,856	(6,575,314)	(146,137,269)	69,623,432

Total increase (decrease) in net assets	39,040,780	45,641,667	(48,752,415)	(12,969,070)	(174,734,779)	99,569,673

Net Assets:

Beginning of period	404,493,570	358,851,903	224,526,612	237,495,682	670,687,244	571,117,571

End of period	$443,534,350	$404,493,570	$175,774,197	$224,526,612	$495,952,465	$670,687,244

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.
77

Statements of Changes in Net Assets (continued)
For the six months ended April 30, 2020 (unaudited) and the fiscal year ended October 31, 2019

	AMG River Road Long-Short Fund		AMG Managers Pictet International Fund

	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$(156,536)	$(53,086)	$1,525,355	$7,250,795

Net realized gain (loss) on investments	(318,283)	2,434,819	(11,869,178)	(77,619,076)

Net change in unrealized appreciation/depreciation on investments	(743,493)	808,308	(48,159,902)	91,195,450

Net increase (decrease) in net assets resulting from operations	(1,218,312)	3,190,041	(58,503,725)	20,827,169

Distributions to Shareholders:

Class N	(244,069)	(208,970)	(1,609,403)	(10,017,518)

Class I	(1,797,271)	(1,381,832)	(4,602,656)	(15,985,185)

Class Z	(6,804)	(4,220)	(1,338,806)	(108,594,791)

Total distributions to shareholders	(2,048,144)	(1,595,022)	(7,550,865)	(134,597,494)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(3,977,773)	(4,748,295)	(17,351,237)	(1,171,252,631)

Total decrease in net assets	(7,244,229)	(3,153,276)	(83,405,827)	(1,285,022,956)

Net Assets:

Beginning of period	25,594,064	28,747,340	295,369,318	1,580,392,274

End of period	$18,349,835	$25,594,064	$211,963,491	$295,369,318

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.
78

AMG River Road Focused Absolute Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,			For the fiscal period ended October 31,
Class N		2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$12.65	$11.91	$11.87	$10.85	$10.00

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	0.02 [4]	0.04	0.05	(0.01)	0.04

Net realized and unrealized gain (loss) on investments	(2.37)	1.45	0.93	1.85	0.81

Total income (loss) from investment operations	(2.35)	1.49	0.98	1.84	0.85

Less Distributions to Shareholders from:

Net investment income	(0.02)	(0.05)	(0.07)	(0.09)	—

Net realized gain on investments	(0.23)	(0.70)	(0.87)	(0.73)	—

Total distributions to shareholders	(0.25)	(0.75)	(0.94)	(0.82)	—

Net Asset Value, End of Period	$10.05	$12.65	$11.91	$11.87	$10.85

Total Return[3,5]	(19.08)%[6]	14.29%	8.69%	17.42%	8.50%[6]

Ratio of net expenses to average net assets	0.99%[7,8]	0.98%[8]	0.99%[8]	0.97%[8]	1.12%[7]

Ratio of gross expenses to average net assets[9]	1.14%[7]	1.21%	1.32%	1.50%	3.15%[7]

Ratio of net investment income (loss) to average net assets[3]	0.32%[7]	0.34%	0.43%	(0.09)%	0.39%[7]

Portfolio turnover	59%[6]	59%	88%	112%	146%[6,10]

Net assets end of period (000’s) omitted	$15,186	$15,284	$9,184	$7,448	$489

79

AMG River Road Focused Absolute Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,			For the fiscal period ended October 31,
Class I		2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$12.72	$11.98	$11.92	$10.88	$10.00

Income (loss) from Investment Operations:

Net investment income[2,3]	0.03 [4]	0.07	0.08	0.06	0.08

Net realized and unrealized gain (loss) on investments	(2.38)	1.46	0.93	1.81	0.80

Total income (loss) from investment operations	(2.35)	1.53	1.01	1.87	0.88

Less Distributions to Shareholders from:

Net investment income	(0.04)	(0.09)	(0.08)	(0.10)	—

Net realized gain on investments	(0.23)	(0.70)	(0.87)	(0.73)	—

Total distributions to shareholders	(0.27)	(0.79)	(0.95)	(0.83)	—

Net Asset Value, End of Period	$10.10	$12.72	$11.98	$11.92	$10.88

Total Return[3,5]	(18.99)%[6]	14.55%	8.91%	17.72%	8.80%[6]

Ratio of net expenses to average net assets	0.74%[7,8]	0.73%[8]	0.74%[8]	0.73%[8]	0.75%[7]

Ratio of gross expenses to average net assets[9]	0.89%[7]	0.96%	1.07%	1.20%	2.90%[7]

Ratio of net investment income to average net assets[3]	0.57%[7]	0.59%	0.68%	0.50%	0.81%[7]

Portfolio turnover	59%[6]	59%	88%	112%	146%[6,10]

Net assets end of period (000’s) omitted	$118,380	$130,928	$20,928	$17,106	$11,312

80

AMG River Road Focused Absolute Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,		For the fiscal period ended October 31,
Class Z		2019	2018	2017[11]

Net Asset Value, Beginning of Period	$12.73	$11.98	$11.92	$12.18

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	0.04 [4]	0.07	0.08	(0.01)

Net realized and unrealized gain (loss) on investments	(2.40)	1.47	0.93	(0.25)

Total income (loss) from investment operations	(2.36)	1.54	1.01	(0.26)

Less Distributions to Shareholders from:

Net investment income	(0.04)	(0.09)	(0.08)	—

Net realized gain on investments	(0.23)	(0.70)	(0.87)	—

Total distributions to shareholders	(0.27)	(0.79)	(0.95)	—

Net Asset Value, End of Period	$10.10	$12.73	$11.98	$11.92

Total Return[3,5]	(19.04)%[6]	14.69%	8.96%	(2.13)%[6]

Ratio of net expenses to average net assets	0.70%[7,8]	0.69%[8]	0.70%[8]	0.70%[7,8]

Ratio of gross expenses to average net assets[9]	0.85%[7]	0.92%	1.03%	1.32%[7]

Ratio of net investment income (loss) to average net assets[3]	0.61%[7]	0.63%	0.72%	(0.59)%[7]

Portfolio turnover	59%[6]	59%	88%	112%[6]

Net assets end of period (000’s) omitted	$99	$157	$66	$61

[1]	The commencement of operations for Class N and Class I shares was November 3, 2015.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.00, $0.02, and $0.02 for Class N, Class I, and Class Z shares, respectively.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]

Includes reduction from broker recapture amounting to 0.01% for the six months ended April 30, 2020, 0.02% for the fiscal year ended October 31, 2019, 0.01% for the fiscal year ended October 31, 2018, and 0.03%, 0.02%, and less than 0.01% for Class N, Class I and Class Z, respectively, for the fiscal period ended October 31, 2017.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Portfolio turnover rate excludes securities received from processing a subscription in-kind.
[11]	The commencement of operations for Class Z shares was October 2, 2017.

81

AMG Managers Montag & Caldwell Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,
Class N		2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$19.34	$20.52	$20.76	$19.56	$26.67	$29.59

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.02)	(0.02)	(0.01)	(0.02)	0.05	0.07

Net realized and unrealized gain (loss) on investments	0.54	2.74	1.71	3.20	(0.33)	2.06

Total income (loss) from investment operations	0.52	2.72	1.70	3.18	(0.28)	2.13

Less Distributions to Shareholders from:

Net investment income	—	—	—	(0.04)	(0.08)	(0.05)

Net realized gain on investments	(1.70)	(3.90)	(1.94)	(1.94)	(6.75)	(5.00)

Total distributions to shareholders	(1.70)	(3.90)	(1.94)	(1.98)	(6.83)	(5.05)

Net Asset Value, End of Period	$18.16	$19.34	$20.52	$20.76	$19.56	$26.67

Total Return[2,3]	2.51%[4]	18.29%	8.58%	17.99%	(1.77)%	7.93%

Ratio of net expenses to average net assets	1.16%[5,6]	1.16%[6]	1.15%[6]	1.15%[6]	1.12%	1.05%

Ratio of gross expenses to average net assets[7]	1.17%[5]	1.17%	1.16%	1.17%	1.12%	1.05%

Ratio of net investment income (loss) to average net assets[2]	(0.22)%[5]	(0.10)%	(0.03)%	(0.11)%	0.25%	0.28%

Portfolio turnover	19%[4]	20%	33%	42%	64%	12%

Net assets end of period (000’s) omitted	$153,784	$166,353	$179,434	$259,324	$519,008	$835,725

82

AMG Managers Montag & Caldwell Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,
Class I		2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$19.46	$20.62	$20.84	$19.70	$26.82	$29.80

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.00)[8]	0.01	0.03	0.02	0.10	0.14

Net realized and unrealized gain (loss) on investments	0.55	2.76	1.71	3.20	(0.31)	2.06

Total income (loss) from investment operations	0.55	2.77	1.74	3.22	(0.21)	2.20

Less Distributions to Shareholders from:

Net investment income	—	(0.03)	(0.02)	(0.13)	(0.16)	(0.18)

Net realized gain on investments	(1.70)	(3.90)	(1.94)	(1.95)	(6.75)	(5.00)

Total distributions to shareholders	(1.70)	(3.93)	(1.96)	(2.08)	(6.91)	(5.18)

Net Asset Value, End of Period	$18.31	$19.46	$20.62	$20.84	$19.70	$26.82

Total Return[2,3]	2.65%[4]	18.49%	8.75%	18.21%	(1.51)%	8.21%

Ratio of net expenses to average net assets	0.99%[5,6]	0.98%[6]	0.96%[6]	0.92%[6]	0.87%	0.80%

Ratio of gross expenses to average net assets[7]	1.00%[5]	0.99%	0.97%	0.94%	0.87%	0.80%

Ratio of net investment income (loss) to average net assets[2]	(0.05)%[5]	0.08%	0.16%	0.12%	0.50%	0.53%

Portfolio turnover	19%[4]	20%	33%	42%	64%	12%

Net assets end of period (000’s) omitted	$294,810	$329,225	$416,208	$642,461	$820,318	$1,344,231

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	The total return is calculated using the published Net Asset Value as of period end.
[4]	Not annualized.
[5]	Annualized.
[6]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2020, 0.01% for the fiscal year ended 2019 and less than 0.01% and 0.01% for the fiscal years ended 2018 and 2017, respectively.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Less than $(0.005) per share.

83

AMG River Road Dividend All Cap Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,
Class N		2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$12.34	$12.29	$12.87	$12.18	$12.67	$14.05

Income (loss) from Investment Operations:

Net investment income[1]	0.12 [2]	0.27 [2]	0.22 [2]	0.22 [2]	0.24 [2]	0.21

Net realized and unrealized gain (loss) on investments	(2.28)	0.80	0.06	1.54	0.65	(0.20)

Total income (loss) from investment operations	(2.16)	1.07	0.28	1.76	0.89	0.01

Less Distributions to Shareholders from:

Net investment income	(0.24)	(0.30)	(0.28)	(0.21)	(0.22)	(0.22)

Net realized gain on investments	(0.74)	(0.72)	(0.58)	(0.86)	(1.16)	(1.17)

Total distributions to shareholders	(0.98)	(1.02)	(0.86)	(1.07)	(1.38)	(1.39)

Net Asset Value, End of Period	$9.20	$12.34	$12.29	$12.87	$12.18	$12.67

Total Return[1,3]	(19.13)%[4]	10.11%	2.06%	14.79%	7.88%	(0.23)%

Ratio of net expenses to average net assets	1.13%[5,6]	1.11%[6]	1.10%[6]	1.11%[6]	1.10%	1.10%

Ratio of gross expenses to average net assets[7]	1.13%[5]	1.12%	1.11%	1.12%	1.10%	1.10%

Ratio of net investment income to average net assets[1]	2.23%[5]	2.32%	1.78%	1.75%	2.00%	1.62%

Portfolio turnover	20%[4]	29%	27%	28%	47%	27%

Net assets end of period (000’s) omitted	$46,757	$79,811	$100,420	$136,534	$295,797	$214,789

84

AMG River Road Dividend All Cap Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,
Class I		2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$12.33	$12.29	$12.86	$12.17	$12.66	$14.04

Income (loss) from Investment Operations:

Net investment income[1]	0.14 [2]	0.31 [2]	0.26 [2]	0.24 [2]	0.28 [2]	0.25

Net realized and unrealized gain (loss) on investments	(2.29)	0.78	0.06	1.55	0.64	(0.20)

Total income (loss) from investment operations	(2.15)	1.09	0.32	1.79	0.92	0.05

Less Distributions to Shareholders from:

Net investment income	(0.25)	(0.33)	(0.31)	(0.24)	(0.25)	(0.26)

Net realized gain on investments	(0.74)	(0.72)	(0.58)	(0.86)	(1.16)	(1.17)

Total distributions to shareholders	(0.99)	(1.05)	(0.89)	(1.10)	(1.41)	(1.43)

Net Asset Value, End of Period	$9.19	$12.33	$12.29	$12.86	$12.17	$12.66

Total Return[1,3]	(19.01)%[4]	10.32%	2.38%	15.07%	8.15%	0.02%

Ratio of net expenses to average net assets	0.86%[5,6]	0.84%[6]	0.84%[6]	0.86%[6]	0.85%	0.85%

Ratio of gross expenses to average net assets[7]	0.86%[5]	0.85%	0.85%	0.87%	0.85%	0.85%

Ratio of net investment income to average net assets[1]	2.47%[5]	2.59%	2.04%	1.93%	2.30%	1.87%

Portfolio turnover	20%[4]	29%	27%	28%	47%	27%

Net assets end of period (000’s) omitted	$414,271	$533,106	$743,984	$788,023	$555,064	$635,189

85

AMG River Road Dividend All Cap Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,		For the fiscal period ended October 31,
Class Z		2019	2018	2017[8]

Net Asset Value, Beginning of Period	$12.33	$12.29	$12.86	$12.80

Income (loss) from Investment Operations:

Net investment income[1]	0.14 [2]	0.32 [2]	0.26 [2]	0.01 [2]

Net realized and unrealized gain (loss) on investments	(2.28)	0.77	0.06	0.07

Total income (loss) from investment operations	(2.14)	1.09	0.32	0.08

Less Distributions to Shareholders from:

Net investment income	(0.26)	(0.33)	(0.31)	(0.02)

Net realized gain on investments	(0.74)	(0.72)	(0.58)	—

Total distributions to shareholders	(1.00)	(1.05)	(0.89)	(0.02)

Net Asset Value, End of Period	$9.19	$12.33	$12.29	$12.86

Total Return[1,3]	(18.99)%[4]	10.37%	2.42%	0.59%[4]

Ratio of net expenses to average net assets	0.81%[5,6]	0.79%[6]	0.78%[6]	0.78%[5,6]

Ratio of gross expenses to average net assets[7]	0.81%[5]	0.80%	0.79%	0.79%[5]

Ratio of net investment income to average net assets[1]	2.52%[5]	2.64%	2.10%	0.79%[5]

Portfolio turnover	20%[4]	29%	27%	28%[4]

Net assets end of period (000’s) omitted	$235	$63	$619	$257

[1]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[2]	Per share numbers have been calculated using average shares.
[3]	The total return is calculated using the published Net Asset Value as of period end.
[4]	Not annualized.
[5]	Annualized.
[6]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2020, 0.01% for the year ended October 31, 2019; less than 0.01%, less than 0.01% and 0.01% for Class N, Class I and Class Z, respectively, for the year ended October 31, 2018; and less than 0.01% for the fiscal period ended October 31, 2017.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	The commencement of operations was on October 2, 2017.

86

AMG Managers Fairpointe Mid Cap Fund
Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,
Class N		2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$34.95	$38.27	$41.95	$37.48	$37.56	$46.89

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.12	0.34 [3]	0.08	(0.02)	0.16	0.12

Net realized and unrealized gain (loss) on investments	(5.82)	(0.85)	(0.95)	6.33	1.92	(1.83)

Total income (loss) from investment operations	(5.70)	(0.51)	(0.87)	6.31	2.08	(1.71)

Less Distributions to Shareholders from:

Net investment income	(0.33)	(0.15)	—	(0.13)	(0.11)	(0.04)

Net realized gain on investments	(2.18)	(2.66)	(2.81)	(1.71)	(2.05)	(7.58)

Total distributions to shareholders	(2.51)	(2.81)	(2.81)	(1.84)	(2.16)	(7.62)

Net Asset Value, End of Period	$26.74	$34.95	$38.27	$41.95	$37.48	$37.56

Total Return[2,4]	(17.89)%[5]	(0.55)%	(2.82)%	16.87%	6.01%	(5.02)%

Ratio of net expenses to average net assets	1.14%[6]	1.15%	1.12%	1.12%	1.12%	1.11%

Ratio of gross expenses to average net assets[7]	1.20%[6]	1.15%	1.13%	1.13%	1.12%	1.11%

Ratio of net investment income (loss) to average net assets[2]	0.74%[6]	0.95%	0.19%	(0.05)%	0.44%	0.27%

Portfolio turnover	34%[5]	21%	18%	28%	24%	32%

Net assets end of period (000’s) omitted	$279,507	$518,354	$893,685	$1,292,107	$1,374,982	$1,861,753

87

AMG Managers Fairpointe Mid Cap Fund
Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,
Class I		2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$35.96	$39.33	$42.97	$38.39	$38.44	$47.74

Income (loss) from Investment Operations:

Net investment income[1,2]	0.16	0.45 [3]	0.19	0.08	0.25	0.23

Net realized and unrealized gain (loss) on investments	(5.99)	(0.89)	(0.99)	6.49	1.98	(1.89)

Total income (loss) from investment operations	(5.83)	(0.44)	(0.80)	6.57	2.23	(1.66)

Less Distributions to Shareholders from:

Net investment income	(0.41)	(0.27)	(0.03)	(0.24)	(0.23)	(0.06)

Net realized gain on investments	(2.18)	(2.66)	(2.81)	(1.75)	(2.05)	(7.58)

Total distributions to shareholders	(2.59)	(2.93)	(2.84)	(1.99)	(2.28)	(7.64)

Net Asset Value, End of Period	$27.54	$35.96	$39.33	$42.97	$38.39	$38.44

Total Return[2,4]	(17.78)%[5]	(0.33)%	(2.56)%	17.16%	6.26%	(4.78)%

Ratio of net expenses to average net assets	0.90%[6]	0.90%	0.87%	0.87%	0.87%	0.86%

Ratio of gross expenses to average net assets[7]	0.96%[6]	0.90%	0.88%	0.88%	0.87%	0.86%

Ratio of net investment income to average net assets[2]	0.98%[6]	1.20%	0.44%	0.20%	0.68%	0.52%

Portfolio turnover	34%[5]	21%	18%	28%	24%	32%

Net assets end of period (000’s) omitted	$280,279	$1,102,479	$1,754,203	$2,668,464	$2,135,998	$2,838,642

88

AMG Managers Fairpointe Mid Cap Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended October 31,		For the fiscal period ended October 31,
Class Z	April 30, 2020 (unaudited)	2019	2018	2017[8]

Net Asset Value, Beginning of Period	$35.95	$39.34	$42.98	$44.24

Income (loss) from Investment Operations:

Net investment income[1,2]	0.18	0.48[3]	0.22	0.00[9]

Net realized and unrealized loss on investments	(5.99)	(0.89)	(0.98)	(1.26)

Total loss from investment operations	(5.81)	(0.41)	(0.76)	(1.26)

Less Distributions to Shareholders from:

Net investment income	(0.48)	(0.32)	(0.07)	—

Net realized gain on investments	(2.18)	(2.66)	(2.81)	—

Total distributions to shareholders	(2.66)	(2.98)	(2.88)	—

Net Asset Value, End of Period	$27.48	$35.95	$39.34	$42.98

Total Return[2,4]	(17.77)%[5]	(0.25)%	(2.48)%	(2.85)%[5]

Ratio of net expenses to average net assets	0.82%[6]	0.82%	0.79%	0.79%[6]

Ratio of gross expenses to average net assets[7]	0.88%[6]	0.82%	0.80%	0.80%[6]

Ratio of net investment income to average net assets[2]	1.06%[6]	1.28%	0.52%	0.01%[6]

Portfolio turnover	34%[5]	21%	18%	28%[5]

Net assets end of period (000’s) omitted	$10,931	$47,907	$205,203	$9,625

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.23, $0.33 and $0.36 for Class N, Class I and Class z, respectively.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Commencement of operations was on October 2, 2017.
[9]	Less than $0.005 per share.

89

AMG Managers LMCG Small Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended October 31,
Class N	April 30, 2020 (unaudited)	2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$17.02	$16.90	$15.30	$12.19	$14.47	$14.76

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.09)	(0.08)	(0.12)	(0.09)[3]	(0.11)	(0.15)

Net realized and unrealized gain (loss) on investments	(0.51)	0.20	1.72	3.20	(2.17)	0.40

Total income (loss) from investment operations	(0.60)	0.12	1.60	3.11	(2.28)	0.25

Less Distributions to Shareholders from:

Net realized gain on investments	—	—	—	—	(0.00)[4]	(0.54)

Net Asset Value, End of Period	$16.42	$17.02	$16.90	$15.30	$12.19	$14.47

Total Return[2,5]	(3.47)%[6]	0.71%	10.46%	25.51%	(15.74)%	1.65%

Ratio of net expenses to average net assets	1.31%[7,8,9]	1.30%[8]	1.31%[8]	1.23%[8]	1.35%	1.35%

Ratio of gross expenses to average net assets[10]	1.65%[7]	1.47%	1.43%	1.36%	1.51%	1.53%

Ratio of net investment loss to average net assets[2]	(1.10)%[7]	(0.48)%	(0.73)%	(0.65)%	(1.00)%	(1.00)%

Portfolio turnover	65%[6]	138%	161%	151%	138%	79%

Net assets end of period (000’s) omitted	$24,324	$30,717	$37,232	$45,902	$53,816	$154,394

90

AMG Managers LMCG Small Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,
Class I		2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$17.35	$17.20	$15.54	$12.36	$14.64	$14.89

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.08)	(0.05)	(0.09)	(0.07)[3]	(0.08)	(0.12)

Net realized and unrealized gain (loss) on investments	(0.50)	0.20	1.75	3.25	(2.20)	0.41

Total income (loss) from investment operations	(0.58)	0.15	1.66	3.18	(2.28)	0.29

Less Distributions to Shareholders from:

Net realized gain on investments	—	—	—	—	(0.00)[4]	(0.54)

Net Asset Value, End of Period	$16.77	$17.35	$17.20	$15.54	$12.36	$14.64

Total Return[2,5]	(3.40)%[6]	0.93%	10.68%	25.73%	(15.56)%	1.91%

Ratio of net expenses to average net assets	1.11%[7,8,9]	1.10%[8]	1.10%[8]	1.05%[8]	1.10%	1.10%

Ratio of gross expenses to average net assets[10]	1.45%[7]	1.27%	1.22%	1.18%	1.25%	1.28%

Ratio of net investment loss to average net assets[2]	(0.90)%[7]	(0.28)%	(0.52)%	(0.47)%	(0.59)%	(0.75)%

Portfolio turnover	65%[6]	138%	161%	151%	138%	79%

Net assets end of period (000’s) omitted	$6,921	$14,608	$65,802	$79,652	$58,020	$76,989

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment loss would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.11) and $(0.09) for Class N and Class I shares, respectively.
[4]	Less than $(0.005) per share.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2020, 0.01%, less than 0.01% and 0.01% for the fiscal years ended 2019, 2018 and 2017, respectively.

[9]	Includes interest expense of 0.01%.
[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

91

AMG River Road Small-Mid Cap Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,
Class N		2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$7.84	$7.62	$8.23	$7.04	$7.63	$8.77

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.01 [3]	(0.02)	(0.03)	(0.03)	(0.04)	(0.04)

Net realized and unrealized gain (loss) on investments	(1.69)	0.78	0.57	1.81	0.56	0.33

Total income (loss) from investment operations	(1.68)	0.76	0.54	1.78	0.52	0.29

Less Distributions to Shareholders from:

Net investment income	(0.01)	—	(0.02)	(0.01)	—	—

Net realized gain on investments	(0.14)	(0.54)	(1.13)	(0.58)	(1.11)	(1.43)

Total distributions to shareholders	(0.15)	(0.54)	(1.15)	(0.59)	(1.11)	(1.43)

Net Asset Value, End of Period	$6.01	$7.84	$7.62	$8.23	$7.04	$7.63

Total Return[2,4]	(21.91)%[5]	11.82%	7.09%	26.18%	8.55%	3.26%

Ratio of net expenses to average net assets	1.32%[6,7]	1.31%[7]	1.32%[7]	1.35%[7]	1.50%	1.49%

Ratio of gross expenses to average net assets[8]	1.34%[6]	1.37%	1.36%	1.46%	1.62%	1.49%

Ratio of net investment income (loss) to average net assets[2]	0.17%[6]	(0.27)%	(0.35)%	(0.33)%	(0.52)%	(0.52)%

Portfolio turnover	26%[5]	38%	46%	57%	65%	59%

Net assets end of period (000’s) omitted	$20,538	$24,669	$17,840	$7,810	$4,942	$5,038

92

AMG River Road Small-Mid Cap Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,
Class I		2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$8.04	$7.78	$8.38	$7.16	$7.76	$8.88

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.02 [3]	(0.00)[9]	(0.01)	0.00 [9]	(0.02)	(0.02)

Net realized and unrealized gain (loss) on investments	(1.73)	0.80	0.57	1.84	0.55	0.33

Total income (loss) from investment operations	(1.71)	0.80	0.56	1.84	0.53	0.31

Less Distributions to Shareholders from:

Net investment income	(0.02)	—	(0.03)	(0.03)	(0.02)	—

Net realized gain on investments	(0.14)	(0.54)	(1.13)	(0.59)	(1.11)	(1.43)

Total distributions to shareholders	(0.16)	(0.54)	(1.16)	(0.62)	(1.13)	(1.43)

Net Asset Value, End of Period	$6.17	$8.04	$7.78	$8.38	$7.16	$7.76

Total Return[2,4]	(21.74)%[5]	12.12%	7.32%	26.63%	8.64%	3.60%

Ratio of net expenses to average net assets	1.06%[6,7]	1.06%[7]	1.08%[7]	1.10%[7]	1.25%	1.24%

Ratio of gross expenses to average net assets[8]	1.08%[6]	1.12%	1.12%	1.21%	1.38%	1.24%

Ratio of net investment income (loss) to average net assets[2]	0.43%[6]	(0.02)%	(0.11)%	(0.06)%	(0.24)%	(0.27)%

Portfolio turnover	26%[5]	38%	46%	57%	65%	59%

Net assets end of period (000’s) omitted	$142,657	$145,620	$51,400	$36,547	$34,913	$92,073

93

AMG River Road Small-Mid Cap Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,		For the fiscal period ended October 31,
Class Z		2019	2018	2017[10]

Net Asset Value, Beginning of Period	$8.04	$7.77	$8.37	$8.48

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.02 [3]	0.00 [9]	(0.01)	(0.01)

Net realized and unrealized gain (loss) on investments	(1.74)	0.81	0.58	(0.10)

Total income (loss) from investment operations	(1.72)	0.81	0.57	(0.11)

Less Distributions to Shareholders from:

Net investment income	(0.02)	—	(0.04)	—

Net realized gain on investments	(0.14)	(0.54)	(1.13)	—

Total distributions to shareholders	(0.16)	(0.54)	(1.17)	—

Net Asset Value, End of Period	$6.16	$8.04	$7.77	$8.37

Total Return[2,4]	(21.84)%[5]	12.26%	7.37%	(1.30)%[5]

Ratio of net expenses to average net assets	1.01%[6,7]	1.01%[7]	1.03%[7]	1.04%[6,7]

Ratio of gross expenses to average net assets[8]	1.03%[6]	1.07%	1.07%	1.48%[6]

Ratio of net investment income (loss) to average net assets[2]	0.48%[6]	0.03%	(0.06)%	(0.71)%[6]

Portfolio turnover	26%[5]	38%	46%	57%[5]

Net assets end of period (000’s) omitted	$106	$183	$136	$49

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.01), $0.00, and $0.00 for Class N, Class I, and Class Z shares, respectively.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]

Includes reduction from broker recapture amounting to 0.02% for the six months ended April 30, 2020, 0.03% for the fiscal year ended October 31, 2019 and 0.01% for the fiscal year ended October 31, 2018 and the fiscal period ended October 31, 2017.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Less than $0.005 or $(0.005) per share.
[10]	The commencement of operations was October 2, 2017.

94

AMG River Road Small Cap Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,
Class N		2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$13.00	$13.26	$14.46	$12.29	$12.20	$13.53

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.01 [3]	(0.04)	(0.05)	(0.05)	(0.04)	(0.06)

Net realized and unrealized gain (loss) on investments	(2.57)	1.17	0.79	2.88	0.85	0.72

Total income (loss) from investment operations	(2.56)	1.13	0.74	2.83	0.81	0.66

Less Distributions to Shareholders from:

Net realized gain on investments	(0.79)	(1.39)	(1.94)	(0.66)	(0.72)	(1.99)

Net Asset Value, End of Period	$9.65	$13.00	$13.26	$14.46	$12.29	$12.20

Total Return[2,4]	(21.16)%[5]	10.86%	5.41%	23.43%	7.22%	5.15%

Ratio of net expenses to average net assets	1.35%[6,7]	1.36%[7]	1.35%[7]	1.35%[7]	1.34%	1.34%

Ratio of gross expenses to average net assets[8]	1.36%[6]	1.37%	1.36%	1.36%	1.34%	1.34%

Ratio of net investment income (loss) to average net assets[2]	0.12%[6]	(0.33)%	(0.34)%	(0.36)%	(0.31)%	(0.45)%

Portfolio turnover	22%[5]	47%[9]	41%	42%	57%	61%

Net assets end of period (000’s) omitted	$37,287	$29,963	$28,444	$31,657	$21,765	$25,246

95

AMG River Road Small Cap Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,
Class I		2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$13.30	$13.51	$14.68	$12.44	$12.31	$13.60

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.02 [3]	(0.01)	(0.01)	(0.01)	(0.01)	(0.03)

Net realized and unrealized gain (loss) on investments	(2.63)	1.20	0.79	2.92	0.86	0.73

Total income (loss) from investment operations	(2.61)	1.19	0.78	2.91	0.85	0.70

Less Distributions to Shareholders from:

Net investment income	(0.01)	(0.01)	(0.01)	—	—	—

Net realized gain on investments	(0.79)	(1.39)	(1.94)	(0.67)	(0.72)	(1.99)

Total distributions to shareholders	(0.80)	(1.40)	(1.95)	(0.67)	(0.72)	(1.99)

Net Asset Value, End of Period	$9.89	$13.30	$13.51	$14.68	$12.44	$12.31

Total Return[2,4]	(21.16)%[5]	11.23%	5.60%	23.80%	7.50%	5.45%

Ratio of net expenses to average net assets	1.08%[6,7]	1.09%[7]	1.10%[7]	1.10%[7]	1.09%	1.09%

Ratio of gross expenses to average net assets[8]	1.09%[6]	1.10%	1.11%	1.11%	1.09%	1.09%

Ratio of net investment income (loss) to average net assets[2]	0.39%[6]	(0.06)%	(0.09)%	(0.11)%	(0.06)%	(0.20)%

Portfolio turnover	22%[5]	47%[9]	41%	42%	57%	61%

Net assets end of period (000’s) omitted	$405,993	$374,344	$330,245	$279,574	$246,753	$245,192

96

AMG River Road Small Cap Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,		For the fiscal period ended October 31,
Class Z		2019	2018	2017[10]

Net Asset Value, Beginning of Period	$13.30	$13.51	$14.68	$14.68

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.03 [3]	0.00 [11]	0.00 [11]	(0.01)

Net realized and unrealized gain (loss) on investments	(2.63)	1.20	0.79	0.01

Total income (loss) from investment operations	(2.60)	1.20	0.79	—

Less Distributions to Shareholders from:

Net investment income	(0.02)	(0.02)	(0.02)	—

Net realized gain on investments	(0.79)	(1.39)	(1.94)	—

Total distributions to shareholders	(0.81)	(1.41)	(1.96)	—

Net Asset Value, End of Period	$9.89	$13.30	$13.51	$14.68

Total Return[2,4]	(21.04)%[5]	11.29%	5.71%	0.00%[5]

Ratio of net expenses to average net assets	1.00%[6,7]	1.01%[7]	1.00%[7]	1.03%[6,7]

Ratio of gross expenses to average net assets[8]	1.01%[6]	1.02%	1.01%	1.03%[6]

Ratio of net investment income (loss) to average net assets[2]	0.47%[6]	0.02%	0.01%	(0.58)%[6]

Portfolio turnover	22%[5]	47%[9]	41%	42%[5]

Net assets end of period (000’s) omitted	$254	$186	$163	$154

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.00), $0.01, and $0.02 for Class N, Class I, and Class Z shares, respectively.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes reduction from broker recapture amounting to 0.01%.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
[10]	The commencement of operations was October 2, 2017.
[11]	Less than $0.005 per share.

97

AMG Managers Silvercrest Small Cap Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,
Class N		2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$15.97	$16.69	$19.28	$15.43	$15.20	$15.20

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.01	0.02	(0.04)	(0.02)	0.02	0.01

Net realized and unrealized gain (loss) on investments	(3.35)	0.82	(1.07)	4.00	0.80	0.31

Total income (loss) from investment operations	(3.34)	0.84	(1.11)	3.98	0.82	0.32

Less Distributions to Shareholders from:

Net investment income	(0.02)	(0.00)[3]	—	—	(0.04)	(0.02)

Net realized gain on investments	(0.35)	(1.56)	(1.48)	(0.13)	(0.55)	(0.30)

Total distributions to shareholders	(0.37)	(1.56)	(1.48)	(0.13)	(0.59)	(0.32)

Net Asset Value, End of Period	$12.26	$15.97	$16.69	$19.28	$15.43	$15.20

Total Return[2,4]	(21.45)%[5]	6.85%	(6.43)%	25.83%	5.73%	2.14%

Ratio of net expenses to average net assets	1.39%[6,7]	1.37%[7]	1.37%[7]	1.37%[7]	1.40%	1.40%

Ratio of gross expenses to average net assets[8]	1.45%[6]	1.46%	1.43%	1.43%	1.45%	1.47%

Ratio of net investment income (loss) to average net assets[2]	0.17%[6]	0.13%	(0.19)%	(0.12)%	0.16%	0.04%

Portfolio turnover	13%[5]	20%	34%	40%	32%	36%

Net assets end of period (000’s) omitted	$20,814	$28,847	$12,745	$25,451	$20,228	$19,061

98

AMG Managers Silvercrest Small Cap Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended October 31,
Class I	April 30, 2020 (unaudited)	2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$16.19	$16.87	$19.44	$15.56	$15.30	$15.27

Income (loss) from Investment Operations:

Net investment income[1,2]	0.03	0.06	0.01	0.02	0.06	0.04

Net realized and unrealized gain (loss) on investments	(3.39)	0.84	(1.08)	4.03	0.81	0.32

Total income (loss) from investment operations	(3.36)	0.90	(1.07)	4.05	0.87	0.36

Less Distributions to Shareholders from:

Net investment income	(0.06)	(0.02)	(0.02)	(0.04)	(0.06)	(0.03)

Net realized gain on investments	(0.35)	(1.56)	(1.48)	(0.13)	(0.55)	(0.30)

Total distributions to shareholders	(0.41)	(1.58)	(1.50)	(0.17)	(0.61)	(0.33)

Net Asset Value, End of Period	$12.42	$16.19	$16.87	$19.44	$15.56	$15.30

Total Return[2,4]	(21.34)%[5]	7.14%	(6.16)%	26.07%	6.04%	2.37%

Ratio of net expenses to average net assets	1.14%[6,7]	1.12%[7]	1.13%[7]	1.12%[7]	1.15%	1.15%

Ratio of gross expenses to average net assets[8]	1.20%[6]	1.21%	1.19%	1.18%	1.21%	1.22%

Ratio of net investment income to average net assets[2]	0.42%[6]	0.38%	0.05%	0.12%	0.40%	0.29%

Portfolio turnover	13%[5]	20%	34%	40%	32%	36%

Net assets end of period (000’s) omitted	$125,586	$159,069	$191,477	$241,626	$181,964	$145,402

99

AMG Managers Silvercrest Small Cap Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,		For the fiscal period ended October 31,
Class Z		2019	2018	2017[9]

Net Asset Value, Beginning of Period	$16.18	$16.87	$19.45	$19.24

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.04	0.07	0.02	(0.01)

Net realized and unrealized gain (loss) on investments	(3.39)	0.83	(1.09)	0.22

Total income (loss) from investment operations	(3.35)	0.90	(1.07)	0.21

Less Distributions to Shareholders from:

Net investment income	(0.07)	(0.03)	(0.03)	—

Net realized gain on investments	(0.35)	(1.56)	(1.48)	—

Total distributions to shareholders	(0.42)	(1.59)	(1.51)	—

Net Asset Value, End of Period	$12.41	$16.18	$16.87	$19.45

Total Return[2,4]	(21.30)%[5]	7.20%	(6.14)%	1.09%[5]

Ratio of net expenses to average net assets	1.07%[6,7]	1.05%[7]	1.06%[7]	1.08%[6,7]

Ratio of gross expenses to average net assets[8]	1.13%[6]	1.14%	1.12%	1.08%[6]

Ratio of net investment income (loss) to average net assets[2]	0.49%[6]	0.45%	0.12%	(0.44)%[6]

Portfolio turnover	13%[5]	20%	34%	40%[5]

Net assets end of period (000’s) omitted	$29,375	$36,610	$33,273	$206

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Less than $(0.005) per share.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]

Includes reduction from broker recapture amounting to 0.01% for the six months ended April 30, 2020, 0.03% for the fiscal year ended October 31, 2019, 0.02% for the fiscal year ended October 31, 2018, and 0.03%, 0.03% and 0.01% for Class N, Class I and Class Z, respectively, for the fiscal period ended 2017.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

9 The commencement of operations was October 2, 2017.

100

AMG Managers DoubleLine Core Plus Bond Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended October 31,
Class N	April 30, 2020 (unaudited)	2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$10.74	$10.23	$10.68	$10.77	$10.60	$10.86

Income (loss) from Investment Operations:

Net investment income[1,2]	0.14	0.34	0.29	0.27	0.31	0.38

Net realized and unrealized gain (loss) on investments	(0.43)	0.53	(0.43)	0.01	0.17	(0.27)

Total income (loss) from investment operations	(0.29)	0.87	(0.14)	0.28	0.48	0.11

Less Distributions to Shareholders from:

Net investment income	(0.17)	(0.36)	(0.31)	(0.30)	(0.31)	(0.37)

Net realized gain on investments	—	—	—	(0.02)	—	—

Paid in capital	—	—	—	(0.05)	—	—

Total distributions to shareholders	(0.17)	(0.36)	(0.31)	(0.37)	(0.31)	(0.37)

Net Asset Value, End of Period	$10.28	$10.74	$10.23	$10.68	$10.77	$10.60

Total Return[2,3]	(2.69)%[4]	8.67%	(1.33)%	2.68%	4.62%	1.04%

Ratio of net expenses to average net assets	0.94%[5]	0.94%	0.94%	0.94%	0.94%	0.94%

Ratio of gross expenses to average net assets[6]	1.01%[5]	1.02%	1.01%	1.02%	1.02%	1.05%

Ratio of net investment income to average net assets[2]	2.73%[5]	3.24%	2.80%	2.58%	2.84%	3.32%

Portfolio turnover	37%[4]	47%	69%	106%	78%	59%

Net assets end of period (000’s) omitted	$61,855	$82,856	$102,138	$169,646	$308,703	$188,286

101

AMG Managers DoubleLine Core Plus Bond Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended October 31,
Class I	April 30, 2020 (unaudited)	2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$10.74	$10.23	$10.67	$10.76	$10.60	$10.86

Income (loss) from Investment Operations:

Net investment income[1,2]	0.16	0.37	0.32	0.30	0.33	0.41

Net realized and unrealized gain (loss) on investments	(0.44)	0.53	(0.42)	0.01	0.17	(0.27)

Total income (loss) from investment operations	(0.28)	0.90	(0.10)	0.31	0.50	0.14

Less Distributions to Shareholders from:

Net investment income	(0.19)	(0.39)	(0.34)	(0.33)	(0.34)	(0.40)

Net realized gain on investments	—	—	—	(0.02)	—	—

Paid in capital	—	—	—	(0.05)	—	—

Total distributions to shareholders	(0.19)	(0.39)	(0.34)	(0.40)	(0.34)	(0.40)

Net Asset Value, End of Period	$10.27	$10.74	$10.23	$10.67	$10.76	$10.60

Total Return[2,3]	(2.67)%[4]	8.94%	(0.98)%	2.95%	4.79%	1.28%

Ratio of net expenses to average net assets	0.69%[5]	0.69%	0.69%	0.68%	0.69%	0.69%

Ratio of gross expenses to average net assets[6]	0.76%[5]	0.77%	0.76%	0.76%	0.77%	0.80%

Ratio of net investment income to average net assets[2]	2.98%[5]	3.49%	3.05%	2.83%	3.11%	3.57%

Portfolio turnover	37%[4]	47%	69%	106%	78%	59%

Net assets end of period (000’s) omitted	$431,675	$585,358	$467,024	$507,600	$398,514	$304,051

102

AMG Managers DoubleLine Core Plus Bond Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,		For the fiscal period ended October 31,
Class Z		2019	2018	2017[7]

Net Asset Value, Beginning of Period	$10.74	$10.24	$10.68	$10.69

Income (loss) from Investment Operations:

Net investment income[1,2]	0.16	0.38	0.33	0.03

Net realized and unrealized gain (loss) on investments	(0.43)	0.52	(0.43)	(0.01)

Total income (loss) from investment operations	(0.27)	0.90	(0.10)	0.02

Less Distributions to Shareholders from:

Net investment income	(0.19)	(0.40)	(0.34)	(0.03)

Paid in capital	—	—	—	(0.00)[8]

Total distributions to shareholders	(0.19)	(0.40)	(0.34)	(0.03)

Net Asset Value, End of Period	$10.28	$10.74	$10.24	$10.68

Total Return[2,3]	(2.53)%[4]	8.91%	(0.91)%	0.17%[4]

Ratio of net expenses to average net assets	0.61%[5]	0.61%	0.61%	0.60%[5]

Ratio of gross expenses to average net assets[6]	0.68%[5]	0.69%	0.68%	0.63%[5]

Ratio of net investment income to average net assets[2]	3.06%[5]	3.57%	3.13%	2.74%[5]

Portfolio turnover	37%[4]	47%	69%	106%[4]

Net assets end of period (000’s) omitted	$2,422	$2,473	$1,955	$1,597

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	The total return is calculated using the published Net Asset Value as of period end.
[4]	Not annualized.
[5]	Annualized.
[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[7]	The commencement of operations was October 2, 2017.
[8]	Less than $(0.005) per share.

103

AMG River Road Long-Short Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,
Class N		2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$13.06	$12.19	$12.33	$11.04	$11.48	$11.35

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.09)	(0.05)	(0.03)[3]	(0.25)	(0.19)	(0.14)

Net realized and unrealized gain (loss) on investments	(0.52)	1.63	(0.11)	1.54	0.13	0.57

Total income (loss) from investment operations	(0.61)	1.58	(0.14)	1.29	(0.06)	0.43

Less Distributions to Shareholders from:

Net realized gain on investments	(1.08)	(0.71)	—	—	(0.38)	(0.30)

Net Asset Value, End of Period	$11.37	$13.06	$12.19	$12.33	$11.04	$11.48

Total Return[2,4]	(5.41)%[5]	13.98%	(1.14)%	11.69%	(0.52)%	3.79%

Ratio of net expenses to average net assets[6]	2.98%[7,8]	2.41%[8]	3.12%[8]	3.60%[8]	3.46%	2.89%

Ratio of gross expenses to average net assets[9]	3.35%[7]	2.83%	3.41%	3.75%	3.62%	2.87%

Ratio of net investment loss to average net assets[2]	(1.57)%[7]	(0.43)%	(0.25)%	(2.23)%	(1.75)%	(1.19)%

Portfolio turnover	220%[5]	264%	189%	186%	298%	279%

Net assets end of period (000’s) omitted	$2,240	$2,654	$3,749	$5,508	$8,713	$27,983

104

AMG River Road Long-Short Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,
Class I		2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$13.30	$12.37	$12.48	$11.15	$11.56	$11.40

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.08)	(0.02)	0.00 [3,10]	(0.24)	(0.18)	(0.11)

Net realized and unrealized gain (loss) on investments	(0.53)	1.66	(0.11)	1.57	0.15	0.57

Total income (loss) from investment operations	(0.61)	1.64	(0.11)	1.33	(0.03)	0.46

Less Distributions to Shareholders from:

Net realized gain on investments	(1.08)	(0.71)	—	—	(0.38)	(0.30)

Net Asset Value, End of Period	$11.61	$13.30	$12.37	$12.48	$11.15	$11.56

Total Return[2,4]	(5.31)%[5]	14.28%	(0.88)%	11.93%	(0.24)%	4.04%

Ratio of net expenses to average net assets[6]	2.73%[7,8]	2.16%[8]	2.87%[8]	3.35%[8]	3.24%	2.64%

Ratio of gross expenses to average net assets[9]	3.10%[7]	2.58%	3.16%	3.50%	3.39%	2.62%

Ratio of net investment loss to average net assets[2]	(1.32)%[7]	(0.18)%	0.00%[11]	(1.98)%	(1.67)%	(0.94)%

Portfolio turnover	220%[5]	264%	189%	186%	298%	279%

Net assets end of period (000’s) omitted	$16,031	$22,856	$24,925	$29,030	$37,549	$49,088

105

AMG River Road Long-Short Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,		For the fiscal period ended October 31,
Class Z		2019	2018	2017[12]

Net Asset Value, Beginning of Period	$13.32	$12.38	$12.49	$12.53

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.08)	(0.01)	0.01 [3]	(0.02)

Net realized and unrealized gain (loss) on investments	(0.52)	1.66	(0.12)	(0.02)

Total income (loss) from investment operations	(0.60)	1.65	(0.11)	(0.04)

Less Distributions to Shareholders from:

Net realized gain on investments	(1.08)	(0.71)	—	—

Net Asset Value, End of Period	$11.64	$13.32	$12.38	$12.49

Total Return[2,4]	(5.22)%[5]	14.35%	(0.88)%	(0.32)%[5]

Ratio of net expenses to average net assets[6]	2.65%[7,8]	2.08%[8]	2.79%[8]	3.38%[7,8]

Ratio of gross expenses to average net assets[9]	3.02%[7]	2.50%	3.08%	3.38%[7]

Ratio of net investment income (loss) to average net assets[2]	(1.24)%[7]	(0.10)%	0.09%	(2.74)%[7]

Portfolio turnover	220%[5]	264%	189%	186%[5]

Net assets end of period (000’s) omitted	$79	$84	$73	$25

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.17), $(0.14), and $(0.13) for Class N, Class I and Class Z shares, respectively.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets would be 1.42%, 1.17% and 1.09% for Class N, Class I and Class Z, respectively, for the six months ended April 30, 2020, 1.43%, 1.18% and 1.10% for Class N, Class I and Class Z, respectively, for the fiscal year ended October 31, 2019, 1.45%, 1.20% and 1.12% for Class N, Class I and Class Z, respectively, for the fiscal year ended October 31, 2018, 1.48%, 1.23% and 1.12% for Class N, Class I and Class Z, respectively, for the fiscal year ended October 31, 2017, and 1.70% and 1.45% for Class N and Class I, respectively, for each of the fiscal periods ended 2016 and 2015.

[7]	Annualized.
[8]

Includes reduction from brokerage recapture amounting to 0.03% for the six months ended April 30, 2020, 0.01% for the fiscal year ended October 31, 2019, 0.02% for the fiscal year ended October 31, 2018, and 0.02%, 0.02%, and less than 0.01% for Class N, Class I, and Class Z, respectively, for the fiscal period ended 2017.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Less than $0.005 per share.
[11]	Less than 0.005%.
[12]	Commencement of operations was on October 2, 2017.

106

AMG Managers Pictet International Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,
Class N		2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$9.56	$9.90	$11.60	$9.61	$9.56	$9.34

Income (loss) from Investment Operations:

Net investment income[1,2]	0.04 [3]	0.07	0.12	0.04	0.13	0.10

Net realized and unrealized gain (loss) on investments	(1.95)	0.56	(1.31)	2.22	0.00 [4]	0.17 [5]

Total income (loss) from investment operations	(1.91)	0.63	(1.19)	2.26	0.13	0.27

Less Distributions to Shareholders from:

Net investment income	(0.23)	(0.20)	(0.18)	(0.07)	(0.02)	(0.03)

Net realized gain on investments	—	(0.77)	(0.33)	(0.20)	(0.06)	(0.02)

Total distributions to shareholders	(0.23)	(0.97)	(0.51)	(0.27)	(0.08)	(0.05)

Net Asset Value, End of Period	$7.42	$9.56	$9.90	$11.60	$9.61	$9.56

Total Return[2,6]	(20.50)%[7]	8.34%	(10.80)%	24.30%	1.42%[8]	3.02%

Ratio of net expenses to average net assets	1.31%[9]	1.32%	1.27%	1.30%	1.40%	1.40%

Ratio of gross expenses to average net assets[10]	1.36%[9]	1.32%	1.28%	1.31%	1.41%	1.92%

Ratio of net investment income to average net assets[2]	0.96%[9]	0.78%	1.10%	0.38%	1.88%	1.06%

Portfolio turnover	28%[7]	28%	51%	34%	38%	53%

Net assets end of period (000’s) omitted	$53,543	$87,998	$82,839	$4,006	$131	$1,056

107

AMG Managers Pictet International Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,
Class I		2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$9.62	$9.93	$11.59	$9.65	$9.60	$9.36

Income (loss) from Investment Operations:

Net investment income[1,2]	0.05 [3]	0.09	0.16	0.13	0.15	0.12

Net realized and unrealized gain (loss) on investments	(1.96)	0.57	(1.32)	2.16	0.00 [4]	0.19 [5]

Total income (loss) from investment operations	(1.91)	0.66	(1.16)	2.29	0.15	0.31

Less Distributions to Shareholders from:

Net investment income	(0.27)	(0.20)	(0.17)	(0.14)	(0.04)	(0.05)

Net realized gain on investments	—	(0.77)	(0.33)	(0.21)	(0.06)	(0.02)

Total distributions to shareholders	(0.27)	(0.97)	(0.50)	(0.35)	(0.10)	(0.07)

Net Asset Value, End of Period	$7.44	$9.62	$9.93	$11.59	$9.65	$9.60

Total Return[2,6]	(20.50)%[7]	8.65%	(10.57)%	24.55%	1.67%[11]	3.43%

Ratio of net expenses to average net assets	1.03%[9]	1.07%	1.00%	1.06%	1.15%	1.15%

Ratio of gross expenses to average net assets[10]	1.08%[9]	1.07%	1.01%	1.07%	1.15%	1.67%

Ratio of net investment income to average net assets[2]	1.24%[9]	1.03%	1.38%	1.28%	2.13%	1.31%

Portfolio turnover	28%[7]	28%	51%	34%	38%	53%

Net assets end of period (000’s) omitted	$141,600	$158,317	$208,184	$2,019,217	$1,336,050	$49,803

108

AMG Managers Pictet International Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2020 (unaudited)	For the fiscal year ended October 31,		For the fiscal period ended October 31,
Class Z		2019	2018	2017[12]

Net Asset Value, Beginning of Period	$9.60	$9.91	$11.59	$11.40

Income (loss) from Investment Operations:

Net investment income[1,2]	0.06 [3]	0.10	0.16	0.00 [4]

Net realized and unrealized gain (loss) on investments	(1.96)	0.57	(1.31)	0.19

Total income (loss) from investment operations	(1.90)	0.67	(1.15)	0.19

Less Distributions to Shareholders from:

Net investment income	(0.28)	(0.21)	(0.20)	—

Net realized gain on investments	—	(0.77)	(0.33)	—

Total distributions to shareholders	(0.28)	(0.98)	(0.53)	—

Net Asset Value, End of Period	$7.42	$9.60	$9.91	$11.59

Total Return[2,6]	(20.46)%[7]	8.84%	(10.52)%	1.67%[7]

Ratio of net expenses to average net assets	0.93%[9]	0.96%	0.91%	0.94%[9]

Ratio of gross expenses to average net assets[10]	0.98%[9]	0.96%	0.92%	0.95%[9]

Ratio of net investment income (loss) to average net assets[2]	1.34%[9]	1.14%	1.46%	(0.36)%[9]

Portfolio turnover	28%[7]	28%	51%	34%

Net assets end of period (000’s) omitted	$16,820	$49,054	$1,289,369	$254

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, $0.03, and $0.03 for Class N, Class I, and Class Z shares, respectively.
[4]	Less than $0.005 per share.
[5]	Includes capital contribution of $0.01 per share.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Not annualized.
[8]	The total return would have been 1.32% had the capital contribution not been included.
[9]	Annualized.
[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[11]	The total return would have been 1.57% had the capital contribution not been included.
[12]	The commencement of operations for Class Z Shares was October 2, 2017.

109

Notes to Financial Statements (unaudited)
April 30, 2020

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds IV (the “Trust”) is an open-end management investment company, organized as a Delaware Statutory Trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, (each a “Fund” and collectively, the “Funds”), each having distinct investment management objectives, strategies, risks, and policies. Included in this report are:

  Funds

AMG River Road Focused Absolute Value Fund (“River Road Focused Absolute Value”)
AMG Managers Montag & Caldwell Growth Fund (“Montag & Caldwell Growth”)
AMG River Road Dividend All Cap Value Fund (“River Road Dividend All Cap Value”)
AMG Managers Fairpointe Mid Cap Fund (“Fairpointe Mid Cap”)
AMG Managers LMCG Small Cap Growth Fund (“LMCG Small Cap Growth”)
AMG River Road Small-Mid Cap Value Fund (“River Road Small-Mid Cap Value”)
AMG River Road Small Cap Value Fund (“River Road Small Cap Value”)
AMG Managers Silvercrest Small Cap Fund (“Silvercrest Small Cap”)
AMG Managers DoubleLine Core Plus Bond Fund (“DoubleLine Core Plus Bond”)
AMG River Road Long-Short Fund (“River Road Long-Short”)
AMG Managers Pictet International Fund (“Pictet International”)

Each Fund is authorized to issue two classes of shares (Class N shares and Class I shares). River Road Focused Absolute Value, River Road Dividend All Cap Value, Fairpointe Mid Cap, River Road Small-Mid Cap Value, River Road Small Cap Value, Silvercrest Small Cap, DoubleLine Core Plus Bond, River Road Long-Short and Pictet International are authorized to issue Class Z shares. Effective May 31, 2019, Montag & Caldwell Growth Class R shares were converted to Class N shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities, including securities sold short, traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “mean price”). Equity securities and securities sold short traded in the over-the-counter market (other than NMS securities) are valued at the mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of

110

Notes to Financial Statements (continued)

valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the

Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Dividends declared on short positions are recorded on ex-date as dividend expense. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio. For the six months ended April 30, 2020, the impact on the expenses and expense ratios were as follows:

	Amount	Percentage Reduction
River Road Focused Absolute Value	$11,078	0.01%
Montag & Caldwell Growth	5,101	0.00%[1]
River Road Dividend All Cap Value	7,664	0.00%[1]
LMCG Small Cap Growth	1,139	0.00%[1]
River Road Small-Mid Cap Value	27,276	0.02%
River Road Small Cap Value	43,123	0.01%
Silvercrest Small Cap	24,189	0.01%
River Road Long-Short	7,958	0.03%

[1]	Less than 0.005%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassification to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to net operating losses, tax equalization utilized, distributions received from investments in certain partnerships, and gains from shareholder redemptions in kind. Temporary

111

Notes to Financial Statements (continued)

differences are due to the deferral of qualified late year losses, wash sale loss deferrals, mark-to-market of passive foreign investment companies, non-deductible organizational expense, amortization of premium outstanding, distributions received from investments in certain partnerships, and capital loss carryforwards.

At April 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
River Road Focused Absolute Value	$136,823,889	$7,554,780	$(9,124,557)	$(1,569,777)

Montag & Caldwell Growth	300,732,758	151,927,567	(1,703,457)	150,224,110
River Road Dividend All Cap Value	438,664,656	71,365,727	(45,428,887)	25,936,840

Fairpointe Mid Cap	608,136,163	100,626,911	(139,533,080)	(38,906,169)
LMCG Small Cap Growth	30,075,452	4,226,327	(2,886,705)	1,339,622

River Road Small-Mid Cap Value	190,294,587	9,655,819	(36,979,790)	(27,323,971)
River Road Small Cap Value	464,693,178	55,626,369	(70,938,394)	(15,312,025)

Silvercrest Small Cap	200,534,668	14,044,853	(38,939,454)	(24,894,601)
DoubleLine Core Plus Bond	505,507,828	14,509,388	(31,643,194)	(17,133,806)

River Road Long-Short	5,811,434	1,382,028	(1,508,911)	(126,883)
Pictet International	252,586,194	11,654,207	(51,372,069)	(39,717,862)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2019, the following Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term
LMCG Small Cap Growth	$2,561,414	—
DoubleLine Core Plus Bond	4,267,149	$10,905,954
Pictet International	27,996,636	56,852,500

As of October 31, 2019, the Funds not listed above had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended October 31, 2020, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as either short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. On November 13, 2018, River Road Small Cap Value transferred securities and cash to certain shareholders in connection with redemptions in-kind transactions in the amount of $41,220,112. Prior to March 1, 2019, Pictet International deducted a 2.00% redemption fee from the proceeds of any redemption of shares (including a redemption by exchange) if the redemption occurred within 60 days of the purchase of those shares. For the fiscal year ended October 31, 2019, Pictet International had redemption fees amounting to $359,895. These amounts are netted against the cost of shares repurchased in the Statements of Changes in Net Assets.

112

Notes to Financial Statements (continued)

For the six months ended April 30, 2020 (unaudited) and the fiscal year ended October 31, 2019, the capital stock transactions by class for the Funds were as follows:

	River Road Focused Absolute Value				Montag & Caldwell Growth
	April 30, 2020		October 31, 2019		April 30, 2020		October 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	536,151	$6,719,605	549,665	$6,419,128	205,360	$3,652,671	489,067	$9,234,902

Reinvestment of distributions	28,703	376,872	58,788	586,698	720,864	13,336,003	2,038,637	31,129,988

Cost of shares repurchased	(261,059)	(2,907,529)	(171,588)	(2,011,511)	(1,061,769)	(19,283,836)	(2,703,397)	(48,344,095)

Share Conversion	—	—	—	—	—	—	33,601	585,466

Net increase (decrease)	303,795	$4,188,948	436,865	$4,994,315	(135,545)	$(2,295,162)	(142,092)	$(7,393,739)

Class I:

Proceeds from sale of shares	4,187,114	$48,812,081	9,567,363	$112,119,561	768,845	$13,417,748	2,224,407	$37,510,016

Reinvestment of distributions	223,054	2,939,854	116,443	1,165,589	1,481,220	27,609,936	4,568,635	70,128,543

Cost of shares repurchased	(2,975,701)	(30,383,779)	(1,138,795)	(13,504,092)	(3,062,479)	(55,806,712)	(10,059,793)	(175,935,523)

Net increase (decrease)	1,434,467	$21,368,156	8,545,011	$99,781,058	(812,414)	$(14,779,028)	(3,266,751)	$(68,296,964)

Class R:[1]

Proceeds from sale of shares	—	—	—	—	—	—	6,778	$105,687

Reinvestment of distributions	—	—	—	—	—	—	3,480	51,232

Cost of shares repurchased	—	—	—	—	—	—	(5,785)	(686,982)

Share Conversion	—	—	—	—	—	—	(34,906)	(585,466)

Net decrease	—	—	—	—	—	—	(30,433)	$(1,115,529)

Class Z:

Proceeds from sale of shares	2,174	$28,701	6,356	$75,000	—	—	—	—

Reinvestment of distributions	252	3,319	437	4,375	—	—	—	—

Cost of shares repurchased	(4,925)	(48,420)	—	—	—	—	—	—

Net increase (decrease)	(2,499)	$(16,400)	6,793	$79,375	—	—	—	—

	River Road Dividend All Cap Value				Fairpointe Mid Cap
	April 30, 2020		October 31, 2019		April 30, 2020		October 31, 2019

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	140,159	$1,184,971	545,101	$6,434,066	551,016	$16,577,078	2,004,707	$71,071,732

Reinvestment of distributions	467,798	5,418,623	744,290	7,942,959	957,529	32,737,912	1,845,204	58,437,613

Proceeds from sale of shares issued in connection with merger[2]	170,747	1,522,394	—	—	—	—	—	—

Cost of shares repurchased	(2,163,853)	(24,125,434)	(2,987,912)	(34,927,219)	(5,884,430)	(194,721,452)	(12,374,483)	(443,743,803)

Net decrease	(1,385,149)	$(15,999,446)	(1,698,521)	$(20,550,194)	(4,375,885)	$(145,406,462)	(8,524,572)	$(314,234,458)

113

Notes to Financial Statements (continued)

	River Road Dividend All Cap Value				Fairpointe Mid Cap
	April 30, 2020		October 31, 2019		April 30, 2020		October 31, 2019

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class I:

Proceeds from sale of shares	6,050,328	$65,731,811	7,163,258	$84,820,750	1,979,153	$67,110,115	10,308,577	$380,893,807

Reinvestment of distributions	3,620,378	41,651,784	5,343,632	57,080,715	1,012,059	35,604,248	3,336,941	108,484,016

Proceeds from sale of shares issued in connection with merger[2]	3,930,948	35,016,995	—	—	—	—	—	—

Cost of shares repurchased	(11,751,695)	(121,762,899)	(29,815,893)	(350,994,576)	(23,467,682)	(835,717,550)	(27,594,317)	(1,030,984,523)

Net increase (decrease)	1,849,959	$20,637,691	(17,309,003)	$(209,093,111)	(20,476,470)	$(733,003,187)	(13,948,799)	$(541,606,700)

Class Z:

Proceeds from sale of shares	—	—	—	—	78,844	$2,870,221	1,171,029	$41,213,653

Reinvestment of distributions	446	$5,121	539	$5,769	98,338	3,451,659	476,357	15,472,072

Proceeds from sale of shares issued in connection with merger[2]	20,040	178,535	—	—	—	—	—	—

Cost of shares repurchased	—	—	(45,743)	(568,778)	(1,111,917)	(39,256,643)	(5,531,480)	(203,971,612)

Net increase (decrease)	20,486	$183,656	(45,204)	$(563,009)	(934,735)	$(32,934,763)	(3,884,094)	$(147,285,887)

	LMCG Small Cap Growth				River Road Small-Mid Cap Value
	April 30, 2020		October 31, 2019		April 30, 2020		October 31, 2019

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	20,462	$353,570	77,043	$1,335,673	1,664,923	$11,928,952	3,383,305	$25,245,640

Reinvestment of distributions	—	—	—	—	62,404	505,470	154,345	964,654

Cost of shares repurchased	(343,600)	(5,709,215)	(475,807)	(8,275,709)	(1,458,066)	(9,162,721)	(2,731,529)	(19,004,844)

Net increase (decrease)	(323,138)	$(5,355,645)	(398,764)	$(6,940,036)	269,261	$3,271,701	806,121	$7,205,450

Class I:

Proceeds from sale of shares	21,623	$349,112	962,910	$17,061,091	9,046,041	$65,020,155	13,135,436	$100,556,973

Reinvestment of distributions	—	—	—	—	335,634	2,785,767	500,729	3,199,661

Cost of shares repurchased	(450,608)	(7,758,120)	(3,946,908)	(66,772,213)	(4,359,756)	(28,964,182)	(2,128,365)	(15,695,229)

Net increase (decrease)	(428,985)	$(7,409,008)	(2,983,998)	$(49,711,122)	5,021,919	$38,841,740	11,507,800	$88,061,405

Class Z:

Proceeds from sale of shares	—	—	—	—	—	—	7,503	$58,059

Reinvestment of distributions	—	—	—	—	461	$3,815	1,486	9,497

Cost of shares repurchased	—	—	—	—	(6,060)	(32,569)	(3,665)	(28,146)

Net increase (decrease)	—	—	—	—	(5,599)	$(28,754)	5,324	$39,410

114

Notes to Financial Statements (continued)

	River Road Small Cap Value				Silvercrest Small Cap

	April 30, 2020		October 31, 2019		April 30, 2020		October 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	1,960,811	$23,397,620	789,028	$9,842,913	123,982	$1,791,107	1,282,981	$20,241,344

Reinvestment of distributions	163,198	2,103,624	278,695	2,940,228	40,987	661,535	207,428	2,775,383

Cost of shares repurchased	(563,622)	(6,152,692)	(907,582)	(10,941,540)	(274,212)	(3,962,423)	(447,723)	(6,790,199)

Net increase (decrease)	1,560,387	$19,348,552	160,141	$1,841,601	(109,243)	$(1,509,781)	1,042,686	$16,226,528

Class I:

Proceeds from sale of shares	17,086,699	$176,526,219	10,281,841	$128,672,870	1,985,283	$26,037,482	2,338,382	$35,839,074

Reinvestment of distributions	1,701,697	22,479,421	2,630,242	28,327,708	244,758	3,996,897	1,088,541	14,727,958

Cost of shares repurchased	(5,894,494)	(63,627,926)	(9,212,731)	(118,167,655)[3]	(1,945,724)	(26,051,601)	(4,951,566)	(77,317,287)

Net increase (decrease)	12,893,902	$135,377,714	3,699,352	$38,832,923	284,317	$3,982,778	(1,524,643)	$(26,750,255)

Class Z:

Proceeds from sale of shares	23,468	$268,378	344	$4,501	207,117	$2,626,267	339,198	$5,192,669

Reinvestment of distributions	868	11,458	1,585	17,058	58,746	958,145	231,352	3,127,881

Cost of shares repurchased	(12,666)	(127,195)	—	—	(161,665)	(2,364,553)	(280,410)	(4,372,137)

Net increase	11,670	$152,641	1,929	$21,559	104,198	$1,219,859	290,140	$3,948,413

	DoubleLine Core Plus Bond				River Road Long-Short

	April 30, 2020		October 31, 2019		April 30, 2020		October 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	656,235	$7,040,966	2,290,302	$24,157,256	41,690	$541,818	44,736	$567,292

Reinvestment of distributions	118,940	1,253,198	292,173	3,065,506	19,409	242,803	18,650	208,129

Cost of shares repurchased	(2,470,499)	(25,554,452)	(4,850,423)	(50,889,160)	(67,405)	(821,576)	(167,772)	(2,067,882)

Net decrease	(1,695,324)	$(17,260,288)	(2,267,948)	$(23,666,398)	(6,306)	$(36,955)	(104,386)	$(1,292,461)

Class I:

Proceeds from sale of shares	7,199,735	$77,058,410	20,919,284	$218,829,136	135,231	$1,642,370	397,986	$5,100,746

Reinvestment of distributions	753,588	7,947,761	1,572,580	16,529,209	140,762	1,796,124	121,788	1,381,075

Cost of shares repurchased	(20,454,387)	(213,948,394)	(13,633,717)	(142,471,689)	(614,423)	(7,386,116)	(816,214)	(9,941,875)

Net increase (decrease)	(12,501,064)	$(128,942,223)	8,858,147	$92,886,656	(338,430)	$(3,947,622)	(296,440)	$(3,460,054)

Class Z:

Proceeds from sale of shares	28,498	$308,237	76,150	$790,032	—	—	—	—

Reinvestment of distributions	4,233	44,533	8,502	89,469	532	$6,804	372	$4,220

Cost of shares repurchased	(27,281)	(287,528)	(45,503)	(476,327)	—	—	—	—

Net increase	5,450	$65,242	39,149	$403,174	532	$6,804	372	$4,220

115

Notes to Financial Statements (continued)

		Pictet International
	April 30, 2020		October 31, 2019
	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	1,333,885	$9,081,991	3,166,486	$30,468,916

Reinvestment of distributions	166,414	1,609,222	1,264,376	10,013,861

Cost of shares repurchased	(3,484,831)	(32,109,559)	(3,593,474)	(32,170,155)

Net increase (decrease)	(1,984,532)	$(21,418,346)	837,388	$8,312,622

Class I:

Proceeds from sale of shares	7,126,600	$62,030,834	6,948,169	$60,766,536

Reinvestment of distributions	473,922	4,592,306	1,993,197	15,845,913

Cost of shares repurchased	(5,039,795)	(39,639,347)	(13,441,948)	(121,280,664)

Net increase (decrease)	2,560,727	$26,983,793	(4,500,582)	$(44,668,215)

Class Z:

Proceeds from sale of shares	22,159	$173,348	5,116,982	$45,623,630

Reinvestment of distributions	136,197	1,315,665	13,658,436	108,174,812

Cost of shares repurchased	(3,004,676)	(24,405,697)	(143,712,741)	(1,288,695,480)

Net decrease	(2,846,320)	$(22,916,684)	(124,937,323)	$(1,134,897,038)

[1]	Effective May 31, 2019, Class R shares were converted into Class N shares.

[2]	See note 13 of the Notes to Financial Statements.

[3]	Includes redemption in-kind in the amount of $41,220,112.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2020, the market value of Repurchase Agreements outstanding is as follows:

Market Value
River Road Focused Absolute Value	$1,456,845
River Road Dividend All Cap Value	12,577,700

Market Value
LMCG Small Cap Growth	$175,620
River Road Small-Mid Cap Value	301,907
River Road Small Cap Value	7,002,246
DoubleLine Core Plus Bond	2,660,837
Pictet International	5,860,894

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of

116

Notes to Financial Statements (continued)

securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. SECURITIES TRANSACTED ON A WHEN ISSUED BASIS

DoubleLine Core Plus Bond may enter into To-Be-Announced (“TBA”) sale commitments to hedge their portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, with the same counterparty, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities according to the procedures described under “Valuation of Investments,” in Footnote 1a above.

Each TBA contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment with the same broker, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

k. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

DoubleLine Core Plus Bond may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedules of Portfolio Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as an investment in securities and a forward sale commitment in the Fund’s Statement of Assets and Liabilities. For financial reporting purposes, the Fund does offset the receivable and payable for delayed delivery investments purchased and sold on TBA commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. The investment portfolios of River Road Focused Absolute Value, River Road Dividend All Cap Value, River Road Small-Mid Cap Value, River Road Small Cap Value and River Road

Long-Short are managed by River Road Asset Management, LLC. AMG indirectly owns a majority interest in River Road Asset Management, LLC.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2020, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

River Road Focused Absolute Value	0.60%

Montag & Caldwell Growth

on first $800 million	0.70%

over $800 million up to $6 billion	0.50%

over $6 billion up to $12 billion	0.45%

over $12 billion	0.40%

River Road Dividend All Cap Value	0.60%

Fairpointe Mid Cap

on first $100 million	0.70%

next $300 million	0.65%

over $400 million	0.60%
LMCG Small Cap Growth	0.90%

River Road Small-Mid Cap Value	0.75%

River Road Small Cap Value	0.80%

Silvercrest Small Cap	0.90%

DoubleLine Core Plus Bond	0.45%

River Road Long-Short	0.85%

Pictet International	0.68%[1]

[1]	Effective January 1, 2020, the annual rate was reduced from 0.70% to 0.67%.

The Investment Manager has contractually agreed, through at least March 1, 2021 for River Road Focused Absolute Value, Montag & Caldwell Growth, River Road Dividend All Cap Value, Fairpointe Mid Cap, LMCG Small Cap Growth, River Road Small-Mid Cap Value, Silvercrest Small Cap, DoubleLine Core Plus Bond, River Road Long-Short, and Pictet International to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service 12b-1 fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses). The percentages of the Funds’ average daily net assets subject to later reimbursement by the Funds in certain circumstances are as follows:

River Road Focused Absolute Value	0.71%

Montag & Caldwell Growth	0.92%

River Road Dividend All Cap Value	0.99%

Fairpointe Mid Cap	0.82%

LMCG Small Cap Growth	1.03%

117

Notes to Financial Statements (continued)

River Road Small-Mid Cap Value	1.04%

River Road Small Cap Value	N/A

Silvercrest Small Cap	1.08%

DoubleLine Core Plus Bond	0.61%

River Road Long-Short	1.12%

Pictet International	0.89%[1]

[1]	Prior to January 1, 2020, the expense limitation was 0.98%.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

At April 30, 2020, each Fund’s expiration of recoupment are as follows:

Expiration Period	River Road Focused Absolute Value	Montag & Caldwell Growth	Fairpointe Mid Cap

Less than 1 year	$116,365	—	—

1-2 years	114,505	—	—

2-3 years	219,452	$16,729	$287,697

Total	$450,322	$16,729	$287,697

Expiration Period	LMCG Small Cap Growth	Silvercrest Small Cap	DoubleLine Core Plus Bond

Less than 1 year	$69,623	$38,620	$145,254

1-2 years	146,831	120,273	361,290

2-3 years	124,425	127,577	315,239

Total	$340,879	$286,470	$821,783

Expiration Period		River Road Long-Short	Pictet International

Less than 1 year		$24,164	—

1-2 years		112,996	—

2-3 years		98,983	$67,989

Total		$236,143	$67,989

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor of up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares.

The impact on the annualized expense ratios for the six months ended April 30, 2020, were as follows:

Fund	Actual Amount Incurred

River Road Focused Absolute Value

Class N	0.25%

Montag & Caldwell Growth

Class N	0.17%

River Road Dividend All Cap Value

Class N	0.25%

Fairpointe Mid Cap

Class N	0.24%

LMCG Small Cap Growth

Class N	0.20%

River Road Small-Mid Cap Value

Class N	0.25%

River Road Small Cap Value

Class N	0.25%

Silvercrest Small Cap

Class N	0.25%

118

Notes to Financial Statements (continued)

Fund	Actual Amount Incurred

DoubleLine Core Plus Bond

Class N	0.25%

River Road Long-Short

Class N	0.25%

Pictet International

Class N	0.25%

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of 0.15% of each respective Class’s average daily net assets as shown in the table below. Effective January 1, 2020, the maximum amount of shareholder servicing fees for Class I shares of Pictet International decreased from 0.15% to 0.10%.

The Investment Manager has agreed, through at least October 1, 2020, to waive a portion of shareholder servicing fees paid by the various share classes of each Fund, as necessary, to ensure the total net expense ratio for each share class of each Fund does not increase due to the changes in the methodology of shareholder servicing reimbursements described above. Effective January 1, 2020, the shareholder servicing fees waiver of Pictet International was eliminated.

The impact on the annualized expense ratios for the six months ended April 30, 2020, were as follows:

Fund	Actual Amount Incurred

River Road Focused Absolute Value

Class N	0.04%

Class I	0.04%

Montag & Caldwell Growth

Class N	0.07%

Class I	0.07%

River Road Dividend All Cap Value

Class N	0.07%

Class I	0.05%

Fairpointe Mid Cap

Class N	0.08%

Class I	0.08%

LMCG Small Cap Growth

Class N	0.07%

Class I	0.07%

Fund	Actual Amount Incurred

River Road Small-Mid Cap Value

Class N	0.06%

Class I	0.05%

River Road Small Cap Value

Class N	0.10%

Class I	0.08%

Silvercrest Small Cap

Class N	0.07%

Class I	0.07%

DoubleLine Core Plus Bond

Class N	0.08%

Class I	0.08%

River Road Long-Short

Class N	0.08%

Class I	0.08%

Pictet International

Class N	0.13%

Class I	0.10%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits River Road Focused Absolute Value, Silvercrest Small Cap, River Road Long-Short and Pictet International to lend money for certain temporary purposes directly to other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for the lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned is included on the Statement of Operations as interest income. Silvercrest Small Cap did not loan to other funds in the AMG Funds Family. At April 30, 2020, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund loan program during the six months ended April 30, 2020:

119

Notes to Financial Statements (continued)

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate
River Road Focused Absolute Value	$1,061,828	2	$142	2.433%
River Road Long-Short	1,285,650	1	76	2.465%
Pictet International	2,094,556	2	175	1.525%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2020, were as follows:

	Long Term Securities
Fund	Purchases	Sales
River Road Focused Absolute Value	$116,747,407	$91,730,137
Montag & Caldwell Growth	85,396,576	149,362,504
River Road Dividend All Cap Value	107,193,858	175,101,842
Fairpointe Mid Cap	306,599,225	1,204,560,557
LMCG Small Cap Growth	24,373,595	38,532,320
River Road Small-Mid Cap Value	89,628,566	44,985,046
River Road Small Cap Value	228,998,515	85,096,912
Silvercrest Small Cap	28,098,427	26,668,545
DoubleLine Core Plus Bond	67,520,058	115,246,712
River Road Long-Short	89,561,220	98,417,052
Pictet International	71,192,822	94,746,532

Purchases and sales of U.S. Government Obligations for the six months ended April 30, 2020 were as follows:

	U.S. Government Obligations
Fund	Purchases	Sales
DoubleLine Core Plus Bond	$160,261,845	$243,625,054

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at April 30, 2020, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
River Road Focused Absolute Value	$4,032,352	$1,456,845	$2,812,623	$4,269,468
Montag & Caldwell Growth	18,966,660	—	19,695,466	19,695,466
River Road Dividend All Cap Value	22,404,434	12,577,700	10,570,530	23,148,230
LMCG Small Cap Growth	3,008,470	175,620	3,002,740	3,178,360
River Road Small-Mid Cap Value	13,636,033	301,907	14,233,750	14,535,657
River Road Small Cap Value	29,048,133	7,002,246	24,102,131	31,104,377
Silvercrest Small Cap	10,990,039	—	11,728,660	11,728,660
DoubleLine Core Plus Bond	2,591,570	2,660,837	—	2,660,837
Pictet International	10,891,325	5,860,894	5,756,213	11,617,107

The following table summarizes the securities received as collateral for securities lending at April 30, 2020:

Fund	Collateral Type	Coupon Range	Maturity Date Range
River Road Focused Absolute Value	U.S. Treasury Obligations	0.000%-8.000%	05/15/20-02/15/50
Montag & Caldwell Growth	U.S. Treasury Obligations	0.250%-3.125%	01/15/21-08/15/46
River Road Dividend All Cap Value	U.S. Treasury Obligations	0.010%-8.000%	5/31/20-2/15/49
LMCG Small Cap Growth	U.S. Treasury Obligations	0.000%-8.000%	05/15/20-02/15/50
River Road Small-Mid Cap Value	U.S. Treasury Obligations	0.000%-8.000%	05/15/20-02/15/50
River Road Small Cap Value	U.S. Treasury Obligations	0.000%-8.000%	05/15/20-02/15/50
Silvercrest Small Cap	U.S. Treasury Obligations	0.010%-8.000%	5/31/20-2/15/50
Pictet International	U.S. Treasury Obligations	0.000%-4.750%	05/15/20-02/15/50

120

Notes to Financial Statements (continued)

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. RISKS ASSOCIATED WITH HIGH YIELD SECURITIES

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

7. MORTGAGE-BACKED SECURITIES

DoubleLine Core Plus Bond may invest in mortgage-backed securities (“MBS”). These securities represent interests in pools of mortgage loans and they provide holders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on MBS issued or guaranteed by Ginnie Mae is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not full faith and credit obligations of the U.S. government. Certain obligations, such as those issued by the Federal Home Loan Banks, Fannie Mae and Freddie Mac are supported only by the credit of the issuer. MBS issued by private issuers are not government securities and are not guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government-backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. DoubleLine Core Plus Bond may also invest in collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”) and real estate mortgage investment conduits (“REMICs”). A CMO and/or REMIC is a bond that is collateralized by a pool of MBS. A CLO is a bond that is collateralized by a financial institution’s receivables from loans. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages or loans are repaid.

8. FLOATING RATE SENIOR LOAN INTERESTS

Doubleline Core Plus Bond may invest in Floating Rate Senior Loan Interests. These are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. Senior Loans are generally not registered under the Securities Act of 1933 and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted. As a result, the actual maturity may be substantially less than the stated maturity. The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/Prime rate.

9. STRIPPED SECURITIES

DoubleLine Core Plus Bond may invest in stripped securities (“STRIPS”) for hedging purposes to protect the Fund’s portfolio against interest rate fluctuations. STRIPS will most likely move differently than typical fixed-income securities in relation to changes in interest rates. STRIPS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of underlying assets. A common type of STRIP will have one class receiving all of the interest from the underlying assets (“interest-only” or “IO” class), while the other class will receive the entire principal (“principal only” or “PO” class). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. STRIPS are unusually volatile in response to changes in interest rates. The yield to maturity on an IO class of STRIPS is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a Funds’ yield to maturity to the extent it invests in IOs. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. Thus, if the underlying assets experience greater than anticipated repayments of principal, a Fund may fail to fully recover its initial investment in these securities, even if the STRIPS were rated of the highest credit quality by Standard & Poor’s or Moody’s Investors Service, Inc. These risks are managed by investing in a variety of such securities and by using certain hedging techniques. In addition the secondary market for STRIPS may be less liquid than that of other mortgage-backed or asset-backed securities, potentially limiting the Fund’s ability to buy or sell those securities at any particular time.

10. SECURITIES SOLD SHORT

River Road Long-Short utilizes short sales as part of its overall portfolio management strategy. A short sale involves the sale of a security that is borrowed from a broker or other financial institution. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund must segregate liquid assets, or otherwise cover its position in a permissible manner. The Investment Manager determines the liquidity of assets, in accordance with procedures established by the Board. The Fund has entered into a Master Securities Loan Agreement (“MSLA”) with BNYM pursuant to which the Fund borrows securities from BNYM to facilitate short sale transactions. The Fund is required to pledge collateral, in cash and/or securities, to collateralize the Fund’s obligations to BNYM in respect of borrowed securities. The MSLA provides the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party. The Fund is subject to credit risk should

121

Notes to Financial Statements (continued)

BNYM be unable to meet its obligations to the Fund, including the obligation to return cash collateral to the Fund. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to the MSLA in the Statement of Assets and Liabilities, and security positions segregated as collateral for short sales are included in investments at value in the Statement of Assets and Liabilities. As of April 30, 2020, the value of securities sold short was $11,576,148, and the Fund had $12,752,060 of cash deposited with BNYM and securities segregated as collateral worth $3,735,642. In accordance with the terms of its MSLA, the Fund may receive rebate income or be charged a fee on the market value on the collateral of loaned securities. The income received or fee paid is calculated based upon a variable rate minus a spread. The Fund will recognize interest income if the variable rate is greater than the spread or interest expense if the variable rate is less than the spread. For the six months ended April 30, 2020, the Fund had interest expense and dividend expense in the amount of $1,268 and $184,484, respectively.

11. CREDIT AGREEMENT

Effective July 6, 2010, and as amended July 24, 2019, the Trust entered into a Credit Agreement with BNYM which provides the Trust with a revolving line of credit facility of up to $50 million. The facility is shared by each Fund of the Trust and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The interest rate on outstanding Alternate Base Rate Loans is equal to the greater of the Prime Rate plus 1.25%, or 0.50% plus the Federal Funds

Effective Rate plus 1.25%. The interest rate on outstanding Overnight Loans is equal to the greater of the Federal Funds Effective Rate plus 1.25%, or the One-Month LIBOR Rate plus 1.25%. The Trust pays a commitment fee on the unutilized commitment amount of 0.175% per annum, which is allocated to the Funds based on average daily net assets and included in miscellaneous expense on the Statement of Operations. Interest incurred on the line of credit utilized is included in the Statement of Operations as interest expense. At April 30, 2020, the Funds had no loans outstanding, except for River Road Dividend All Cap Value which had a loan outstanding in the amount of $7,434,573.

The following Funds utilized the line of credit during the six months ended April 30, 2020:

Fund	Weighted Average Borrowed	Number of Days	Interest Paid	Average Interest Rate
River Road Focused Absolute Value	$1,750,662	5	$ 518	2.129%
River Road Dividend All Cap Value	4,225,612	8	2,198	2.349%
Fairpointe Mid Cap	1,655,663	5	529	2.302%
LMCG Small Cap Growth	1,544,260	19	2,432	3.008%
Pictet International	5,231,059	14	5,213	2.554%

12. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending, short-sale programs and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending and short sale transactions, see Note 4 and Note 10, respectively.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2020:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

River Road Focused Absolute Value

Citigroup Global Markets, Inc.	$1,000,000	—	$1,000,000	$1,000,000	—

Nomura Securities International, Inc.	456,845	—	456,845	456,845	—

Total	$1,456,845	—	$1,456,845	$1,456,845	—

River Road Dividend All Cap Value

Cantor Fitzgerald Securities, Inc.	$2,987,200	—	$2,987,200	$2,987,200	—

Citadel Securities LLC	2,000,930	—	2,000,930	2,000,930	—

Citigroup Global Markets, Inc.	2,987,213	—	2,987,213	2,987,213	—

Nomura Securities International, Inc.	1,615,144	—	1,615,144	1,615,144	—

RBC Dominion Securities, Inc.	2,987,213	—	2,987,213	2,987,213	—

Total	$12,577,700	—	$12,577,700	$12,577,700	—

122

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

LMCG Small Cap Growth

Citigroup Global Markets, Inc.	$175,620	—	$175,620	$175,620	—

River Road Small-Mid Cap Value

Nomura Securities International, Inc.	$301,907	—	$301,907	$301,907	—

River Road Small Cap Value

Cantor Fitzgerald Securities, Inc.	$1,663,000	—	$1,663,000	$1,663,000	—

Citigroup Global Markets, Inc.	1,663,037	—	1,663,037	1,663,037	—

Credit Suisse AG	350,135	—	350,135	350,135	—

Daiwa Capital Markets America	1,663,037	—	1,663,037	1,663,037	—

RBC Dominion Securities, Inc.	1,663,037	—	1,663,037	1,663,037	—

Total	$7,002,246	—	$7,002,246	$7,002,246	—

DoubleLine Core Plus Bond

Citigroup Global Markets, Inc.	$1,000,000	—	$1,000,000	$1,000,000	—

Daiwa Capital Markets America	660,837	—	660,837	660,837	—

RBC Dominion Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Total	$2,660,837	—	$2,660,837	$2,660,837	—

Pictet International

Cantor Fitzgerald Securities, Inc.	$1,392,000	—	$1,392,000	$1,392,000	—

Citigroup Global Markets, Inc.	1,391,967	—	1,391,967	1,391,967	—

Credit Suisse AG	292,993	—	292,993	292,993	—

Daiwa Capital Markets America	1,391,967	—	1,391,967	1,391,967	—

RBC Dominion Securities, Inc.	1,391,967	—	1,391,967	1,391,967	—

Total	$5,860,894	—	$5,860,894	$5,860,894	—

123

Notes to Financial Statements (continued)

13. FUND MERGER

On April 27, 2020, River Road Dividend All Cap Value acquired all the net assets of AMG River Road Dividend All Cap Value Fund II (“River Road Dividend All Cap Value II”) based on the respective valuations as of the close of business on April 24, 2020, pursuant to a Plan of Reorganization approved by the Board of River Road Dividend All Cap Value II on March 19, 2020.

The acquisition was accomplished by a tax-free exchange of 156,555 Class N shares of River Road All Cap Value II at a net asset value of $8.92 per share for 170,747 Class N shares of River Road All Cap Value; 3,591,291 Class I shares of River Road All Cap Value II at a net asset value of $8.91 per share for 3,930,948 Class I shares of River Road All Cap Value; and 18,306 Class Z shares of River Road All Cap Value II at a net asset value of $8.91 per share for 20,040 Class Z shares of River Road All Cap Value.

The net assets of River Road All Cap Value and River Road All Cap Value II immediately before the acquisition were $425,135,278 and $36,717,924 respectively, including unrealized appreciation of $675,273 for River Road All Cap Value II. Immediately after the acquisition, the combined net assets of River Road All Cap Value amounted to $461,853,202. For financial reporting purposes, assets received and shares issued by River Road All Cap Value were recorded at fair value; however, the cost basis of the investments received from River Road All Cap Value II was carried forward to align ongoing reporting of River Road All Cap Value’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming this reorganization had been completed on November 1, 2019, the River Road All Cap Value Fund’s results of operations for the six months ended April 30, 2020 would have been as follows:

Net Investment Income	$7,326,767

Realized and Unrealized Loss on Investments	(129,113,687)

Net Decrease to Net Assets from Operations	$(121,786,920)

Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Fund that have been included in its statements of operations for the period ended April 30, 2020.

14. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements, except for effective May 1, 2020, the expense cap for River Road Focused Absolute Value will be increased from 0.71% to 0.78%, respectively. The expense cap will be in existence through at least March 1, 2022. Please refer to a current prospectus for additional information.

124

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 19, 2020, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

125

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc. Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com	043020 SAR082

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS IV

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: July 1, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: July 1, 2020

By:	/s/ John Starace
John Starace, Principal Financial Officer

Date: July 1, 2020